As filed with the U.S. Securities and Exchange Commission on March 13, 2006.

Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

MORGAN STANLEY
BALANCED GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

1221 Avenue of the Americas
New York, New York 10020
(Address of Principal Executive Offices: (Number, Street, City, State, Zip Code))

(800) 869-6397
(Area Code and Telephone Number)

Amy R. Doberman, Esq.
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of common shares of beneficial interest of Morgan Stanley Balanced Growth Fund have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

MORGAN STANLEY BALANCED INCOME FUND
MORGAN STANLEY INCOME BUILDER FUND

1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
TO BE HELD JULY 17, 2006

To the Shareholders of Morgan Stanley Balanced Income Fund and Morgan Stanley Income Builder Fund:

Notice is hereby given of a Special Meeting of the Shareholders of each of Morgan Stanley Balanced Income Fund (‘‘Balanced Income’’) and Morgan Stanley Income Builder Fund (‘‘Income Builder’’) to be held in Room     ,    Floor, 1221 Avenue of the Americas, New York, NY 10020, at    a.m., New York time, on July 17, 2006, and any adjournments thereof (each, a ‘‘Meeting’’), for the following purposes:

1.	With respect to the Shareholders of Balanced Income, to consider and vote upon an Agreement and Plan of Reorganization, dated [ ], 2006 (the ‘‘Balanced Income Reorganization Agreement’’), between Balanced Income and Morgan Stanley Balanced Growth Fund (to be renamed Morgan Stanley Balanced Fund) (‘‘Balanced Growth’’), pursuant to which substantially all of the assets of Balanced Income would be combined with those of Balanced Growth and shareholders of Balanced Income would become shareholders of Balanced Growth receiving shares of Balanced Growth with a value equal to the value of their holdings in Balanced Income (the ‘‘Balanced Income Reorganization’’);

2.	With respect to the Shareholders of Income Builder, to consider and vote upon an Agreement and Plan of Reorganization, dated [ ], 2006 (the ‘‘Income Builder Reorganization Agreement’’), between Income Builder and Balanced Growth, pursuant to which substantially all of the assets of Income Builder would be combined with those of Balanced Growth and shareholders of Income Builder would become shareholders of Balanced Growth receiving shares of Balanced Growth with a value equal to the value of their holdings in Income Builder (the ‘‘Income Builder Reorganization’’); and

3.	To act upon such other matters as may properly come before the Meeting.

Each of the Balanced Income Reorganization and the Income Builder Reorganization is herein referred to as a ‘‘Reorganization.’’ Each Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and copies of the Reorganization Agreements are attached as Exhibits A-1 and A-2 thereto. Shareholders of record of each of Balanced Income and Income Builder at the close of business on April 7, 2006 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your Proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement), you may do so in lieu of attending the Meeting in person. The Board of Trustees of each of Balanced Income and Income Builder recommends you vote in favor of the applicable Reorganization. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
MARY E. MULLIN, Secretary

[May 5], 2006

You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly returning the enclosed Proxy. If you are unable to be present in person, please fill in, sign and return the enclosed Proxy in order that the necessary quorum be represented at the Meeting. The enclosed envelope requires no postage if mailed in the United States. Shareholders will be able to vote telephonically by touchtone telephone or electronically on the Internet by following instructions on their proxy cards or on the enclosed Voting Information Card.

MORGAN STANLEY BALANCED GROWTH FUND

1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

Acquisition of the Assets of each of
Morgan Stanley Balanced Income Fund
and Morgan Stanley Income Builder Fund

By and in Exchange for Shares of
Morgan Stanley Balanced Growth Fund

This Proxy Statement and Prospectus is being furnished to shareholders of each of Morgan Stanley Balanced Income Fund (‘‘Balanced Income’’) and Morgan Stanley Income Builder Fund (‘‘Income Builder’’), in connection with:

1.	An Agreement and Plan of Reorganization, dated [ ], 2006, between Balanced Income and Morgan Stanley Balanced Growth Fund (the ‘‘Balanced Income Reorganization Agreement’’) pursuant to which substantially all the assets of Balanced Income will be combined with those of Morgan Stanley Balanced Growth Fund (to be renamed Morgan Stanley Balanced Fund) (‘‘Balanced Growth’’) in exchange for shares of Balanced Growth (the ‘‘Balanced Income Reorganization’’). As a result of this transaction, shareholders of Balanced Income will become shareholders of Balanced Growth and will receive shares of Balanced Growth with a value equal to the value of their holdings in Balanced Income.

2.	An Agreement and Plan of Reorganization, dated [ ], 2006, between Income Builder and Balanced Growth (the ‘‘Income Builder Reorganization Agreement’’) pursuant to which substantially all the assets of Income Builder will be combined with those of Balanced Growth in exchange for shares of Balanced Growth (the ‘‘Income Builder Reorganization’’). As a result of this transaction, shareholders of Income Builder will become shareholders of Balanced Growth and will receive shares of Balanced Growth with a value equal to the value of their holdings in Income Builder.

The Balanced Income Reorganization Agreement and the Income Builder Reorganization Agreement are collectively referred to herein as the ‘‘Reorganization Agreements,’’ and separately as a ‘‘Reorganization Agreement.’’ The Balanced Income Reorganization and the Income Builder Reorganization are collectively referred to herein as the ‘‘Reorganizations,’’ and separately as a ‘‘Reorganization.’’ Each of Balanced Income, Income Builder and Balanced Growth is referred to herein as a ‘‘Fund.’’

Shareholders of each of Balanced Income and Income Builder will vote separately on the Reorganization for that Fund. Each Reorganization is not dependent on the approval of the other. The terms and conditions of each transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreements attached hereto as Exhibits A-1 and A-2. The address of each of Balanced Income and Income Builder is that of Balanced Growth set forth above. This Proxy Statement also constitutes a Prospectus of Balanced Growth, which is dated [May 5], 2006, filed by Balanced Growth with the Securities and Exchange Commission (the ‘‘Commission’’) as part of its Registration Statement on Form N-14 (the ‘‘Registration Statement’’).

Balanced Growth is an open-end management investment company whose investment objective is to seek to provide capital growth with reasonable current income. The Fund will normally invest at least 60%

of its assets in dividend-paying common stocks and securities convertible into common stocks, and at least 25% of its assets in fixed-income securities.

This Proxy Statement and Prospectus sets forth concisely information about Balanced Growth that shareholders of each of Balanced Income and Income Builder should know before voting on the applicable Reorganization Agreement. A copy of the Prospectus for Balanced Growth, dated May 27, 2005, as supplemented, [will be] attached as Exhibit B and [to be incorporated herein by reference]. Also enclosed and [to be incorporated herein by reference] is Balanced Growth's Annual Report for the fiscal year ended January 31, 2006. A Statement of Additional Information relating to the Reorganization, described in this Proxy Statement and Prospectus, dated [May 5], 2006, has been filed with the Commission and is incorporated herein by reference. Also [to be incorporated herein by reference] are: (i) Balanced Income's Prospectus, dated May 27, 2005, as supplemented; (ii) Balanced Income's Annual Report for the fiscal year ended January 31, 2006, (iii) Income Builder's Prospectus, dated January 27, 2006, as supplemented; and (iv) Income Builder's Annual Report for the fiscal year ended September 30, 2005. Such documents, as well as additional information about Balanced Growth, have been filed with the Commission and are available upon request without charge by calling (800) 869-NEWS (toll-free) or by visiting the Commission's website at www.sec.gov.

Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

These Securities have not been approved or disapproved by the Securities and Exchange Commission or any State Securities Commission, nor has the Securities and Exchange Commission or any State Securities Commission passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Proxy Statement and Prospectus is dated [May 5], 2006.

TABLE OF CONTENTS
PROXY STATEMENT AND PROSPECTUS

i

MORGAN STANLEY BALANCED INCOME FUND
MORGAN STANLEY INCOME BUILDER FUND
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

PROXY STATEMENT AND PROSPECTUS

Special Meetings of Shareholders
to be Held July 17, 2006

INTRODUCTION

General

This Proxy Statement and Prospectus is being furnished to the shareholders of each of Morgan Stanley Balanced Income Fund ("Balanced Income") and Morgan Stanley Income Builder Fund ("Income Builder"), each an open-end, diversified management investment company, in connection with the solicitation by the Board of Trustees of each of Balanced Income and Income Builder (each, a "Board") of proxies to be used at the Special Meetings of Shareholders of Balanced Income and Income Builder to be held in Room     ,      Floor, 1221 Avenue of the Americas, New York, NY 10020, at      a.m., New York time, on July 17, 2006, and any adjournments thereof (each, a "Meeting"). It is expected that the first mailing of this Proxy Statement and Prospectus will be made on or about [May 5], 2006.

At the Meeting, shareholders of Balanced Income and Income Builder will consider and vote upon the following items, as applicable:

1.	An Agreement and Plan of Reorganization, dated [ ], 2006, between Balanced Income and Morgan Stanley Balanced Growth Fund (the "Balanced Income Reorganization Agreement") pursuant to which substantially all the assets of Balanced Income will be combined with those of Morgan Stanley Balanced Growth Fund (to be renamed Morgan Stanley Balanced Fund) ("Balanced Growth") in exchange for shares of Balanced Growth (the "Balanced Income Reorganization"). As a result of this transaction, shareholders of Balanced Income will become shareholders of Balanced Growth and will receive shares of Balanced Growth with a value equal to the value of their holdings in Balanced Income.

2.	An Agreement and Plan of Reorganization, dated [ ], 2006, between Income Builder and Balanced Growth (the "Income Builder Reorganization Agreement") pursuant to which substantially all the assets of Income Builder will be combined with those of Balanced Growth in exchange for shares of Balanced Growth (the "Income Builder Reorganization"). As a result of this transaction, shareholders of Income Builder will become shareholders of Balanced Growth and will receive shares of Balanced Growth with a value equal to the value of their holdings in Income Builder.

The Balanced Income Reorganization Agreement and the Income Builder Reorganization Agreement are collectively referred to herein as the "Reorganization Agreements," and separately as a "Reorganization Agreement." The Balanced Income Reorganization and the Income Builder Reorganization are collectively referred to herein as the "Reorganizations," and separately as a "Reorganization."

Each of Balanced Income and Income Builder may be referred to herein as an "Acquired Fund" and Balanced Growth may be referred to herein as the "Acquiring Fund." Each of Balanced Income, Income Builder and Balanced Growth may be referred to herein as a "Fund."

Shareholders of each of the Acquired Funds (Balanced Income and Income Builder) ("Shareholders") will vote separately on the Reorganization for that Fund. Each Reorganization is not dependent on the approval of the other. Pursuant to each Reorganization, Shareholders of each Acquired Fund will receive the class of shares of Balanced Growth that corresponds to the class of shares of Balanced Income or Income Builder, as applicable, currently held by that Shareholder. Accordingly, as a result of the Reorganization, each Class A, Class B, Class C and Class D Shareholder, as applicable, will receive Class A, Class B, Class C and Class D shares of Balanced Growth, respectively. The shares to be issued by Balanced Growth pursuant to each Reorganization (the "Balanced Growth Shares") will be issued at net asset value without an initial sales charge. Further information relating to Balanced Growth is set forth herein and in Balanced Growth's current Prospectus, dated May 27, 2005, as supplemented ("Balanced Growth's Prospectus"), attached to this Proxy Statement and Prospectus as Exhibit B and [to be incorporated herein by reference].

The information concerning Balanced Income, Income Builder and Balanced Growth contained herein has been supplied by Balanced Income, Income Builder and Balanced Growth, respectively.

As approved by Balanced Growth's Board of Trustees on February 6, 2006, the name of Morgan Stanley Balanced Growth Fund will change to Morgan Stanley Balanced Fund upon completion of a Reorganization.

Record Date; Share Information

The Board has fixed the close of business on April 7, 2006 as the record date (the "Record Date") for the determination of the Shareholders entitled to notice of, and to vote at, the Meeting. As of the Record Date, there were            shares of Balanced Income and                shares of Income Builder issued and outstanding. Shareholders on the Record Date are entitled to one vote per share and a fractional vote for a fractional share on each matter submitted to a vote at the Meeting. Shareholders of each class of each of Balanced Income and Income Builder will vote together as a single class in connection with the applicable Reorganization Agreement. A majority of the outstanding shares entitled to vote of each of Balanced Income and Income Builder represented in person or by proxy, will constitute a quorum at the applicable Meeting.

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of each of the Funds as of the Record Date:

Name and Address of Balanced Income Shareholders	Number of Shares	Percentage of Outstanding Shares
[TO BE PROVIDED]
Class A
Class B
Class C
Class D

Name and Address of Income Builder Shareholders	Number of Shares	Percentage of Outstanding Shares
[TO BE PROVIDED]
Class A
Class B
Class C
Class D

Name and Address of Balanced Growth Shareholders	Number of Shares	Percentage of Outstanding Shares
[TO BE PROVIDED]
Class A
Class B
Class C
Class D

*	Based on present holdings.

[As of the Record Date, the trustees and officers of Balanced Income, Income Builder and Balanced Growth, each as a group, owned less than 1% of the outstanding shares of Balanced Income, Income Builder and Balanced Growth, respectively.]

Proxies

The enclosed form of Proxy for each of Balanced Income and Income Builder, if properly executed and returned, will be voted in accordance with the choice specified thereon. The Proxy will be voted in favor of the applicable Reorganization Agreement unless a choice is indicated to vote against or to abstain from voting on such Reorganization Agreement. The Board of each Acquired Fund knows of no business, other than that set forth in the Notice of Special Meetings of Shareholders, to be presented for consideration at each Meeting. However, the Proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before each Meeting. Abstentions and, if applicable, broker "non-votes" will not count as votes in favor of the applicable Reorganization Agreement, and broker "non-votes" will not be deemed to be present at the applicable Meeting for purposes of determining whether the Reorganization Agreement has been approved. Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. If a Shareholder executes and returns a Proxy but fails to indicate how the votes should be cast, the Proxy will be voted in favor of the applicable Reorganization Agreement. The Proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of Balanced Income or Income Builder, as applicable, 1221 Avenue of the Americas, New York, NY 10020; (ii) attending the Meeting and voting in person; or (iii) completing and returning a new Proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a Proxy.

In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement is not obtained at the applicable Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of Proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of Balanced Income or Income Builder, as applicable, present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the applicable Reorganization Agreement and will vote against any such adjournment those proxies required to be voted against such Reorganization Agreement. Abstentions and, if applicable, broker "non-votes" will not be counted for purposes of approving an adjournment.

Expenses of Solicitation

All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne jointly on a pro rata basis by Balanced Income, Income Builder and Balanced Growth based on each Fund's net assets, which expenses are expected to approximate $293,008. Balanced Income, Income Builder and Balanced Growth will bear all of their respective other expenses associated with the Reorganizations.

The solicitation of Proxies will be by mail, which may be supplemented by solicitation by mail, telephone or otherwise through officers of Balanced Income and Income Builder or officers and regular employees of Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), Morgan Stanley Trust (the "Transfer Agent"), Morgan Stanley Services Company Inc. and/or Morgan Stanley DW Inc. ("Morgan Stanley DW"), without special compensation therefor. As described below, Balanced Income and Income Builder will employ Computershare Fund Services ("Computershare") to make telephone calls to Shareholders to remind them to vote. In addition, Balanced Income and Income Builder may also employ Computershare as proxy solicitor if it appears that the required number of votes to achieve a quorum will not be received. In the event of a solicitation by Computershare, Balanced Income or Income Builder, as applicable, would pay the solicitor a project advisory fee not to exceed $3,000 and the expenses outlined below.

Shareholders will be able to vote their shares by touchtone telephone or by the Internet by following the instructions on the proxy card or on the Voting Information Card accompanying this Proxy Statement. To vote by Internet or by telephone, Shareholders can access the website or call the toll-free number listed on the proxy card or noted in the enclosed voting instructions.

In certain instances, the Transfer Agent or Computershare may call Shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Shareholders' identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Shareholder should vote on any proposal other than to refer to the recommendations of the Board. Balanced Income and Income Builder have been advised by counsel that these procedures are consistent with the requirements of applicable law. Shareholders voting by telephone in this manner will be asked for identifying information and will be given an opportunity to authorize proxies to vote their shares in accordance with their instructions. To ensure that the Shareholders' instructions have been recorded correctly, Shareholders will receive a confirmation of their instructions in the mail. A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect. Although a Shareholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the last vote that is counted and will revoke all previous votes by the Shareholder. With respect to recorded telephone calls by Computershare reminding Shareholders to vote, expenses would be approximately $1.00 per outbound telephone contact. With respect to the solicitation of a telephonic vote by Computershare, approximate additional expenses of $3.75 per telephone vote transacted and $2.75 per outbound or inbound telephone contact and costs relating to obtaining Shareholders' telephone numbers and providing additional materials upon Shareholder request, which would be borne by Balanced Income or Income Builder, as applicable.

Vote Required

Approval of each Reorganization Agreement by the Shareholders of the applicable Acquired Fund requires the affirmative vote of a majority (i.e., more than 50%) of the shares of Balanced Income or Income Builder, as applicable, represented in person or by proxy and entitled to vote at the applicable Meeting, provided a quorum is present at the Meeting. If a Reorganization Agreement is not approved by Shareholders, Balanced Income or Income Builder, as applicable, will continue in existence and the Board will consider alternative actions.

SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreements. Shareholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreements in their entirety and, in particular, Balanced Growth's Prospectus, which is attached to this Proxy Statement as Exhibit B and [to be incorporated herein by reference].

The Reorganizations

Each Reorganization Agreement provides for the transfer of substantially all the assets of the applicable Acquired Fund, each subject to stated liabilities, to Balanced Growth in exchange for the Balanced Growth Shares. The aggregate net asset value of the Balanced Growth Shares issued in the exchange will equal the aggregate value of the net assets of the applicable Acquired Fund received by Balanced Growth. On or after the closing date scheduled for each Reorganization (the "Closing Date"), the applicable Acquired Fund will distribute the Balanced Growth Shares received by such Acquired Fund to its Shareholders as of the Valuation Date (as defined below) in complete liquidation of such Acquired Fund, and the applicable Acquired Fund will thereafter be dissolved and deregistered under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result of each Reorganization, each Shareholder will receive that number of full and fractional Balanced Growth Shares equal in value to such Shareholder's pro rata interest in the net assets of the applicable Acquired Fund transferred to Balanced Growth. Pursuant to each Reorganization, each Shareholder will receive the class of shares of Balanced Growth that corresponds to the class of shares of the applicable Acquired Fund currently held by that Shareholder. Accordingly, as a result of each Reorganization, each Class A, Class B, Class C and Class D Shareholder of the applicable Acquired Fund will become a holder of Class A, Class B, Class C and Class D shares of Balanced Growth, respectively. Shareholders holding their shares of an Acquired Fund in certificate form will be asked to surrender their certificates in connection with the applicable Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of Balanced Growth; however, such Shareholders will not be able to redeem, transfer or exchange the Balanced Growth Shares received until the old certificates have been surrendered. The Board of each Acquired Fund has determined that the interests of Shareholders will not be diluted as a result of the applicable Reorganization. The "Valuation Date" is the third business day following the receipt of the requisite approval by Shareholders of the applicable Reorganization Agreement or at such other time as the applicable Acquired Fund and Balanced Growth may agree, on which date the number of Balanced Growth Shares to be delivered to each Acquired Fund will be determined.

At least one but not more than 20 business days prior to the Valuation Date, Balanced Income and Income Builder will each declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders substantially all of Balanced Income's and Income Builder's investment company taxable income for all periods since the inception of Balanced Income or Income Builder, as applicable, through and including the Valuation Date (computed without regard to any dividends paid deduction), and substantially all of Balanced Income's and Income Builder's net capital gain, if any, realized in such periods (after reduction for any capital loss carryovers).

For the reasons set forth below under "The Reorganizations — The Boards' Considerations," the Board, including the trustees who are not "interested persons" of Balanced Income or Income Builder ("Independent Trustees"), as that term is defined in the 1940 Act, has concluded that each Reorganization is in the best interests of each of Balanced Income and Income Builder and the Shareholders and recommends approval of each Reorganization Agreement.

Past Performance

Balanced Growth.    The bar chart and table below provide some indication of the risks of investing in Balanced Growth. Balanced Growth's past performance (before and after taxes) does not indicate how Balanced Growth will perform in the future. This chart shows how the performance of Balanced Growth's Class C shares has varied from year to year over the past 10 calendar years.

Annual Total Returns  —  Calendar Years

The bar chart reflects the performance of Class C shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The year-to-date total return as of March 31, 2006 was          %.

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.40% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was –11.69% (quarter ended September 30, 2002).

This table compares Balanced Growth's average annual total returns with those of indices that represent broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. Balanced Growth's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).

Average Annual Total Returns (as of December 31, 2005)

	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund*
Class A1: Return Before Taxes	1.96%	3.80%	—	5.49%
Russell 1000® Value Index[2]	7.05%	5.28%	—	7.77%
Lehman Brothers U.S. Government/ Credit Index[3]	2.37%	6.11%	—	6.36%
Lipper Balanced Funds Index[4]	5.20%	3.51%	—	5.60%
Class B1: Return Before Taxes	1.76%	3.76%	—	5.35%
Russell 1000® Value Index[2]	7.05%	5.28%	—	7.77%
Lehman Brothers U.S. Government/ Credit Index[3]	2.37%	6.11%	—	6.36%
Lipper Balanced Funds Index[4]	5.20%	3.51%	—	5.60%
Class C1: Return Before Taxes	5.79%	4.12%	7.68%	—
Return After Taxes on Distributions[5]	4.97%	3.58%	6.21%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.29%	3.27%	5.96%	—
Russell 1000® Value Index[2]	7.05%	5.28%	10.94%	—
Lehman Brothers U.S. Government/ Credit Index[3]	2.37%	6.11%	6.17%	—
Lipper Balanced Funds Index[4]	5.20%	3.51%	7.57%	—
Class D1: Return Before Taxes	7.86%	5.17%	—	6.41%
Russell 1000® Value Index[2]	7.05%	5.28%	—	7.77%
Lehman Brothers U.S. Government/ Credit Index[3]	2.37%	6.11%	—	6.36%
Lipper Balanced Funds Index[4]	5.20%	3.51%	—	5.60%

*	Only shown for classes with less than a ten year history.

(1)	Class C commenced operations on March 28, 1995. Classes A, B and D commenced operations on July 28, 1997.

(2)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)	The Lipper Balanced Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(5)	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

Included in the table above are the after-tax returns for Balanced Growth's Class C shares. The after-tax returns for Balanced Growth's other Classes will vary from the Class C shares' returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Balanced Growth shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Balanced Growth shares been sold at the end of the relevant periods, as applicable.

Balanced Income.    The bar chart and table below provide some indication of the risks of investing in Balanced Income. The Fund's past performance (before and after taxes) does not indicate how Balanced Income will perform in the future. This chart shows how the performance of Balanced Income's Class C shares has varied from year to year over the past ten calendar years.

Annnual Total Returns  —  Calendar Years

The bar chart reflects the performance of Class C shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The year-to-date total return as of March 31, 2006 was          %.

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.34% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was −4.38% (quarter ended September 30, 2002).

This table compares Balanced Income's average annual total returns with those of indices that represent broad measures of market performance as well as an index that represents a group of similar mutual funds, over time. Balanced Income's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).

Average Annual Total Returns (as of December 31, 2005)

	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund*
Class A1: Return Before Taxes	−0.46%	3.87%	—	5.10%
Lehman Brothers U.S. Government/Credit Index[2]	2.37%	6.11%	—	6.36%
Russell 1000® Value Index[3]	7.05%	5.28%	—	7.77%
Lipper Income Funds Index[4]	3.61%	4.50%	—	5.50%
Class B1: Return Before Taxes	−0.50%	3.84%	—	4.96%
Lehman Brothers U.S. Government/Credit Index[2]	2.37%	6.11%	—	6.36%
Russell 1000® Value Index[3]	7.05%	5.28%	—	7.77%
Lipper Income Funds Index[4]	3.61%	4.50%	—	5.50%
Class C1: Return Before Taxes	3.38%	4.20%	6.20%	—
Return After Taxes on Distributions[5]	1.63%	3.16%	4.65%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	3.07%	4.50%	—
Lehman Brothers U.S. Government/Credit Index[2]	2.37%	6.11%	6.17%	—
Russell 1000® Value Index[3]	7.05%	5.28%	10.94%	—
Lipper Income Funds Index[4]	3.61%	4.50%	7.06%	—
Class D1: Return Before Taxes	5.41%	5.23%	—	6.01%
Lehman Brothers U.S. Government/Credit Index[2]	2.37%	6.11%	—	6.36%
Russell 1000® Value Index[3]	7.05%	5.28%	—	7.77%
Lipper Income Funds Index[4]	3.61%	4.50%	—	5.50%

*	Only shown for classes with less than a ten year history.

(1)	Class C commenced operations on March 28, 1995. Classes A, B and D commenced operations on July 28, 1997.

(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)	The Lipper Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(5)	These returns do not reflect any tax consequences from a sale of your shares at the end of each period but they do reflect any applicable sales charges on such a sale.

Included in the table above are the after-tax returns for Balanced Income's Class C shares. The after-tax returns for Balanced Income's other Classes will vary from the Class C shares' returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Balanced Income shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Balanced Income shares been sold at the end of the relevant periods, as applicable.

Income Builder.    The bar chart and table below provide some indication of the risks of investing in Income Builder. Income Builder's past performance (before and after taxes) does not indicate how Income Builder will perform in the future. This chart shows how the performance of Income Builder's Class B shares has varied from year to year over the past ten calendar years.

Annual Total Returns  —  Calendar Years

The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The year-to-date total return as of March 31, 2006 was          %.

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.82% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was −12.74% (quarter ended September 30, 2002).

This table compares Income Builder's average annual total returns with those of indices that represent a broad measure of market performance, as well as indices that represent a group of similar mutual funds, over time. Income Builder's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).

Average Annual Total Returns (as of December 31, 2005)

	Past 1 Year	Past 5 Years	Life of Fund*
Class A1 – Return Before Taxes	1.32%	4.67%	4.78%
Russell 1000® Value Index[2]	7.05%	5.28%	7.77%
Lehman Brothers U.S. Government/Credit Index[3]	2.37%	6.11%	6.36%
Lipper Income Funds Index[4]	3.61%	4.50%	5.50%
Lipper Equity Income Funds Index[5]	5.80%	3.57%	5.59%
Class B1 – Return Before Taxes	1.14%	4.66%	6.74%
Returns After Taxes on Distributions[6]	0.28%	3.67%	5.02%
Returns After Taxes on Distributions and Sale of Fund Shares	0.73%	3.40%	4.81%
Russell 1000® Value Index[2]	7.05%	5.28%	10.82%
Lehman Brothers U.S. Government/Credit Index[3]	2.37%	6.11%	6.82%
Lipper Income Funds Index[4]	3.61%	4.50%	7.07%
Lipper Equity Income Funds Index[5]	5.80%	3.57%	8.16%
Class C1 – Return Before Taxes	5.14%	5.00%	4.67%
Russell 1000® Value Index[2]	7.05%	5.28%	7.77%
Lehman Brothers U.S. Government/Credit Index[3]	2.37%	6.11%	6.36%
Lipper Income Funds Index[4]	3.61%	4.50%	5.50%
Lipper Equity Income Funds Index[5]	5.80%	3.57%	5.59%
Class D1 – Return Before Taxes	7.18%	6.06%	5.71%
Russell 1000® Value Index[2]	7.05%	5.28%	7.77%
Lehman Brothers U.S. Government/Credit Index[3]	2.37%	6.11%	6.36%
Lipper Income Funds Index[4]	3.61%	4.50%	5.50%
Lipper Equity Income Funds Index[5]	5.80%	3.57%	5.59%

(1)	Classes A, C and D commenced operations on July 28, 1997. Class B commenced operations on June 26, 1996.

(2)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)	The Lipper Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Income Funds classification as of September 30, 2005.

(5)	The Lipper Equity Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Equity Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(6)	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

Included in the table above are the after-tax returns for Income Builder's Class B shares. The after-tax returns for Income Builder's other classes will vary from the Class B shares' returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Income Builder shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Income Builder shares been sold at the end of the relevant periods, as applicable.

Fee Table

The following table briefly describes the fees and expenses that a shareholder of Balanced Income, Income Builder and Balanced Growth may pay if they buy and hold shares of each respective Fund. These expenses are deducted from each respective Fund's assets and are based on expenses paid by Balanced Income for its fiscal year ended January 31, 2006, by Income Builder for its fiscal year ended September 30, 2005 and by Balanced Growth for its fiscal year ended January 31, 2006. Balanced Income, Income Builder and Balanced Growth each pays expenses for management of its assets, distribution of its shares and other services, and those expenses are reflected in the net asset value per share of each Fund. The table also sets forth pro forma fees for the surviving combined fund (Balanced Growth) (the "Combined Fund") reflecting what the fee schedule would have been on January 31, 2006, if either or both Reorganizations had been consummated twelve (12) months prior to that date.

	Balanced Income	Income Builder	Balanced Growth	Pro Forma Combined Fund Balanced Income Reorganization Only(6)	Pro Forma Combined Fund Income Builder Reorganization Only(7)	Pro Forma Combined Fund Both Reorganizations(8)
Shareholder Fees (fees paid directly from a shareholder's investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A	5.25%(1)	5.25%(1)	5.25%(1)	5.25%(1)	5.25%(1)	5.25%(1)
Class B	none	none	none	none	none	none
Class C	none	none	none	none	none	none
Class D	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)
Class A	none(2)	none(2)	none(2)	none(2)	none(2)	none(2)
Class B	5.00%(3)	5.00%(3)	5.00%(3)	5.00%(3)	5.00%(3)	5.00%(3)
Class C	1.00%(4)	1.00%(4)	1.00%(4)	1.00%(4)	1.00%(4)	1.00%(4)
Class D	none	none	none	none	none	none
Redemption Fee(5)
Class A	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Class B	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Class C	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Class D	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Advisory Fees*
Class A	0.52%	0.67%	0.52%	0.52%	0.52%	0.52%
Class B	0.52%	0.67%	0.52%	0.52%	0.52%	0.52%
Class C	0.52%	0.67%	0.52%	0.52%	0.52%	0.52%
Class D	0.52%	0.67%	0.52%	0.52%	0.52%	0.52%

	Balanced Income	Income Builder	Balanced Growth	Pro Forma Combined Fund Balanced Income Reorganization Only(6)	Pro Forma Combined Fund Income Builder Reorganization Only(7)	Pro Forma Combined Fund Both Reorganizations(8)
Distribution and Service (12b-1) Fees
Class A	0.24%	0.25%	0.24%	0.24%	0.25%	0.24%
Class B	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Class C	0.98%	0.99%	1.00%	0.99%	0.99%	0.99%
Class D	none	none	none	none	none	none
Other Expenses
Class A	0.39%	0.34%	0.37%	0.34%	0.31%	0.32%
Class B	0.39%	0.34%	0.37%	0.34%	0.31%	0.32%
Class C	0.39%	0.34%	0.37%	0.34%	0.31%	0.32%
Class D	0.39%	0.34%	0.37%	0.34%	0.31%	0.32%
Total Annual Fund Operating Expenses
Class A	1.15%	1.26%	1.13%	1.10%	1.08%	1.08%
Class B	1.91%	2.01%	1.89%	1.86%	1.83%	1.84%
Class C	1.89%	2.00%	1.89%	1.85%	1.82%	1.83%
Class D	0.91%	1.01%	0.89%	0.86%	0.84%	0.84%

Example

To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The example assumes that an investor invests $10,000 in either Balanced Income, Income Builder, Balanced Growth or the Combined Fund, that the investment has a 5% return each year and that the operating expenses for each Fund remain the same (as set forth in the chart above). Although a shareholder's actual costs may be higher or lower, the tables below show a shareholder's costs at the end of each period based on these assumptions depending upon whether or not a shareholder sold his shares at the end of each period.

If a Shareholder SOLD His Shares:

	1 year	3 years	5 years	10 years
Balanced Income
Class A	$636	$871	$1,125	$1,849
Class B	$694	$900	$1,232	$2,233
Class C	$293	$597	$1,026	$2,222
Class D	$93	$290	$504	$1,120
Income Builder
Class A	$647	$904	$1,180	$1,968
Class B	$704	$930	$1,283	$2,338
Class C	$303	$627	$1,078	$2,327
Class D	$103	$322	$558	$1,236
Balanced Growth
Class A	$634	$865	$1,115	$1,827
Class B	$692	$894	$1,221	$2,212
Class C	$291	$591	$1,016	$2,201
Class D	$91	$284	$493	$1,096
Pro Forma Combined Fund (Balanced Income Reorganization Only)
Class A	$631	$856	$1,099	$1,795
Class B	$689	$885	$1,206	$2,180
Class C	$288	$582	$1,001	$2,169
Class D	$88	$274	$477	$1,061
Pro Forma Combined Fund (Income Builder Reorganization Only)
Class A	$629	$850	$1,089	$1,773
Class B	$686	$876	$1,190	$2,148
Class C	$285	$573	$985	$2,137
Class D	$86	$268	$466	$1,037
Pro Forma Combined Fund (Both Reorganizations)
Class A	$629	$850	$1,089	$1,773
Class B	$687	$829	$1,795	$2,159
Class C	$286	$576	$990	$2,148
Class D	$86	$268	$466	$1,037

If a Shareholder HELD His Shares:

	1 year	3 years	5 years	10 years
Balanced Income
Class A	$636	$871	$1,125	$1,849
Class B	$194	$600	$1,032	$2,233
Class C	$193	$597	$1,026	$2,222
Class D	$93	$290	$504	$1,120
Income Builder
Class A	$647	$904	$1,180	$1,968
Class B	$204	$630	$1,083	$2,338
Class C	$203	$627	$1,078	$2,327
Class D	$103	$322	$558	$1,236
Balanced Growth
Class A	$634	$865	$1,115	$1,827
Class B	$192	$594	$1,021	$2,212
Class C	$191	$591	$1,016	$2,201
Class D	$91	$284	$493	$1,096
Pro Forma Combined (Balanced Income Reorganization Only)
Class A	$631	$856	$1,099	$1,795
Class B	$189	$585	$1,006	$2,180
Class C	$188	$582	$1,001	$2,169
Class D	$88	$274	$477	$1,061
Pro Forma Combined (Income Builder Reorganization Only)
Class A	$629	$850	$1,089	$1,773
Class B	$186	$576	$990	$2,148
Class C	$185	$573	$985	$2,137
Class D	$86	$268	$466	$1,037
Pro Forma Combined (Both Reorganizations)
Class A	$629	$850	$1,089	$1,773
Class B	$187	$579	$995	$2,159
Class C	$186	$576	$990	$2,148
Class D	$86	$268	$466	$1,037

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.

*	Expense information has been restated to reflect current fees in effect as of November 1, 2004.

(1)	Reduced for purchases of $25,000 and over. See "Share Class Arrangements — Class A Shares" in each Fund's Prospectus.

(2)	Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances. See "Purchases, Exchanges and Redemptions" below and "Share Class Arrangements — Class A Shares" in each Fund's Prospectus.

(3)	The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Purchases, Exchanges and Redemptions" below and "Share Class Arrangements — Class B Shares" in each Fund's Prospectus.

(4)	Only applicable if you sell your shares within one year of purchase. See "Purchases, Exchanges and Redemptions" below and "Share Class Arrangements — Class C Shares" in each Fund's Prospectus.

(5)	Payable to the Fund on shares redeemed within seven days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information — How to Sell Shares" in each Fund's Prospectus for more information on redemption fees.

(6)	Pro forma expenses are calculated based on the assets of Balanced Income and Balanced Growth as of January 31, 2006.

(7)	Pro forma expenses are calculated based on the assets of Income Builder and Balanced Growth as of January 31, 2006.

(8)	Pro forma expenses are calculated based on the assets of Balanced Income, Income Builder and Balanced Growth as of January 31, 2006.

The purpose of the foregoing fee tables is to assist the shareholder in understanding the various costs and expenses that a shareholder in each Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of each Acquired Fund (Balanced Income and Income Builder) and Balanced Growth — Investment Advisory and Distribution Plan Fees; Other Significant Fees; and Purchases, Exchanges and Redemptions" below.

Tax Consequences of the Reorganizations

As a condition to each Reorganization, each Acquired Fund has requested an opinion of Clifford Chance US LLP to the effect that the applicable Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by such Acquired Fund and Balanced Growth or the Acquired Fund's shareholders for federal income tax purposes as a result of the transactions included in the applicable Reorganization. For further information about the tax consequences of the Reorganizations, see "The Reorganizations — Tax Aspects of the Reorganizations" below.

Comparison of each Acquired Fund (Balanced Income and Income Builder) and Balanced Growth

Investment Objectives and Policies.    The investment objective and policies of each Fund are set forth below. Each of the Acquired Funds and Balanced Growth is a diversified fund. The principal differences between the investment policies of each of the Acquired Funds and Balanced Growth are more fully described under "Comparison of Investment Objectives, Policies and Restrictions" below. The investment policies of each Fund are not fundamental and may be changed by its Board.

Balanced Income	Income Builder	Balanced Growth
Investment Objective	Investment Objectives	Investment Objective
• seeks to provide current income and moderate capital growth	• seeks reasonable income as a primary objective and growth of capital as a secondary objective	• seeks to provide capital growth with reasonable current income
Investment Policies	Investment Policies	Investment Policies
•  normally invests at least 80% of its assets in income-producing securities, consisting of fixed-income securities, dividend paying common stocks and convertible securities

•  normally invests at least 60% of its net assets in fixed-income securities (including zero coupon securities), which are limited to investment grade corporate debt securities, Yankee dollar obligations, sovereign debt obligations, bank obligations, investment grade mortgage-backed securities (including collateralized mortgage obligations), investment grade asset-backed securities and U.S. government securities

•  normally invests at least 25% of its assets in dividend paying common stocks and convertible securities

•  may invest up to 15% of its net assets in REITs

• may invest up to 20% of its net assets in foreign securities that are held directly or listed in the United States on a national securities exchange and in the form of depositary receipts	• normally invests at least 80% of its assets in income-producing equity and fixed-income securities, with normally at least 65% of its assets invested in income-producing equity securities, including common stock, preferred stock and convertible securities

•  invests in common stocks (including depositary receipts) of large capitalization companies with a record of paying dividends and which have the potential for maintaining dividends, preferred stock and convertible securities

•  may invest up to 25% of its net assets in "exchangeable" convertible securities

•  may invest up to 25% of its net assets in foreign securities (including depositary receipts) (no limit on securities of foreign companies that are listed in the United States on a national securities exchange)

•  may invest up to 10% of its net assets in "synthetic" convertible securities

•  may invest up to 35% of its net assets in non-convertible fixed-income securities (including zero coupon bonds) and U.S. government securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

•  may invest up to 15% of its net assets in REITs

•  may invest up to 20% of its net assets in non-convertible fixed-income securities rated lower than investment grade (but not below B)

•  may invest up to 20% of its net assets in common stocks that do not pay a dividend

•  may invest up to 15% of its net assets in REITs
• normally invests at least 60% of its assets in dividend paying common stocks and convertible securities

•  normally invests at least 25% of its assets in fixed-income securities (including zero coupon securities), which are limited to investment grade corporate debt securities, Yankee dollar obligations, sovereign debt obligations, bank obligations, investment grade mortgage-backed securities (including collateralized mortgage obligations), investment grade asset-backed securities and U.S. government securities

•  may invest up to 25% of its net assets in "exchangeable" convertible securities

•  may invest up to 10% of its net assets in "synthetic" convertible securities

•  may invest up to 20% of its net assets in foreign securities that are held directly or listed in the United States on a national securities exchange and in the form of depositary receipts

• may invest up to 15% of its net assets in REITs

Investment Advisory and Distribution Plan Fees.    Each Acquired Fund and Balanced Growth obtain advisory services from the Investment Adviser. Each class of each Fund's shares is subject to the same advisory fee rates applicable to the respective Fund.

For each Fund's most recent fiscal year end, each Fund paid the Investment Adviser monthly compensation calculated daily by applying the following annual rates to the Fund's average daily net assets:

Balanced Income (for the fiscal year ended January 31, 2006)	0.52% of the portion of the daily net assets not exceeding $500 million and 0.495% of the portion of the daily net assets exceeding $500 million
Income Builder (for the fiscal year ended September 30, 2005)	For the period from November 1, 2004 to September 30, 2005: 0.67% of the portion of daily net assets of the Fund not exceeding $500 million; and 0.645% of the portion of daily net assets exceeding $500 million; and

For the period from October 1, 2004 to October 31, 2004: 0.75% of the portion of daily net assets of the Fund not exceeding $500 million; and 0.725% of the portion of daily net assets exceeding $500 million
Balanced Growth (for the fiscal year ended January 31, 2006)	0.52% of the portion of the daily net assets not exceeding $500 million and 0.495% of the portion of the net assets exceeding $500 million

Each Acquired Fund and Balanced Growth has adopted a distribution plan (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. In the case of Class A and Class C shares, each Fund's Plan similarly provides that the Fund will reimburse Morgan Stanley Distributors Inc. (the "Distributor") and others for the expenses of certain activities and services incurred by them in connection with the distribution of the Class A and Class C shares of the Fund. Reimbursement for these expenses is made in monthly payments by each Fund to the Distributor which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively. In the case of Class B shares, the Plans for Balanced Income and Balanced Growth provide that the Fund will reimburse the Distributor and others for their actual distribution expenses incurred on behalf of Class B Shares and for unreimbursed distribution expenses a fee, the amount of which each monthly payment may in no event exceed an amount equal to payment at the annual rate of 1.00% of the average daily net assets of Class B shares. In the case of Income Builder Class B shares, the Plan provides that the Fund will reimburse the Distributor and others for their actual distribution expenses incurred on behalf of Class B Shares and for unreimbursed distribution expenses a fee, the amount of which each monthly payment may in no event exceed an amount equal to payment at the annual rate of 1.00% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Class B shares redeemed since a Fund's inception upon which a CDSC has been imposed or upon which such charge has been waived; or (b) the average daily net assets of Class B shares. The 12b-1 fee is paid for the services provided and the expenses borne by the Distributor and others in connection with the distribution of each Fund's Class B shares. There are no 12b-1 fees applicable to each Fund's Class D shares. For further information relating to the 12b-1 fees applicable to each class of Balanced Growth's shares, see the section entitled "Share Class Arrangements" in Balanced Growth's Prospectus attached hereto. The Distributor also receives the proceeds of any CDSC paid by the Funds' shareholders at the time of redemption. The CDSC schedules applicable to each Fund are set forth below under "Purchases, Exchanges and Redemptions."

Other Significant Fees.    Each Acquired Fund and Balanced Growth pays additional fees in connection with its operations, including legal, auditing, transfer agent, trustees fees and custodial fees. See "Synopsis — Fee Table" above for the percentage of average net assets represented by such "Other Expenses."

Purchases, Exchanges and Redemptions.    Class A shares of each Acquired Fund and Balanced Growth are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investment by certain other limited categories of investors) are not subject to any sales charges at the time of purchase, but are generally subject to a CDSC of 1.00% on redemptions made within 18 months after the last day of the month of purchase (except for certain specific circumstances fully described in each Fund's Prospectus).

Class B shares of each Acquired Fund and Balanced Growth are offered at net asset value with no initial sales charge, but are subject to the same CDSC schedule set forth below:

Year Since Purchase Payment Made	Class B Shares of Balanced Income, Income Builder and Balanced Growth
First	5.0%
Second	4.0%
Third	3.0%
Fourth	2.0%
Fifth	2.0%
Sixth	1.0%
Seventh and thereafter	None

Class C shares of each Acquired Fund and Balanced Growth are sold at net asset value with no initial sales charge, but are subject to a CDSC of 1.00% on redemptions made within one year after the last day of the month of purchase. The CDSC may be waived for certain redemptions (which are fully described under the section "Share Class Arrangements" in each Fund's Prospectus).

Class D shares of each Acquired Fund and Balanced Growth are available only to limited categories of investors and are sold at net asset value with no initial sales charge or CDSC.

The CDSC is paid to the Distributor. Shares of each Fund are distributed by the Distributor and offered by Morgan Stanley DW and other dealers who have entered into selected dealer agreements with the Distributor. For further information relating to the CDSC schedules applicable to each class of shares of each Fund, see the section entitled "Share Class Arrangements" in each Fund's Prospectus.

Shares of each class of each Fund may be exchanged for shares of the same class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund or the Limited Duration U.S. Treasury Trust (each, an "Exchange Fund"), without the imposition of an exchange fee. Front-end sales charges are not imposed on exchanges of Class A shares. See the inside back cover of the Balanced Growth Prospectus for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. Upon consummation of each Reorganization, the foregoing exchange privileges will still be applicable to shareholders of the Combined Fund.

Balanced Growth shares distributed to Shareholders as a result of either Reorganization will not be subject to an initial sales charge.

With respect to each Fund, no CDSC is imposed at the time of any exchange, although any applicable CDSC will be imposed upon ultimate redemption. For purposes of calculating the holding period in determining any applicable CDSC upon redemption of shares received as a result of either Reorganization, any period during which the Shareholder held shares of a fund that charged a CDSC (e.g., Balanced

Income or Income Builder) will be counted. During the period of time a shareholder of a Fund remains in an Exchange Fund, the holding period (for purposes of determining the CDSC rate) is frozen. Each Fund provides telephone exchange privileges to its shareholders. For greater details relating to exchange privileges applicable to Balanced Growth, see the section entitled "How to Exchange Shares" in Balanced Growth's Prospectus.

Shares of each Fund redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to such Fund. The redemption fee is designed to protect each Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time shares are redeemed or exchanged, the shares held the longest will be redeemed or exchanged first. The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries.

Shareholders of each Fund may redeem their shares for cash at any time at the net asset value per share next determined; however, such redemption proceeds may be reduced by the amount of any applicable CDSC. Each Fund offers a reinstatement privilege whereby a shareholder who has not previously exercised such privilege whose shares have been redeemed or repurchased may, within 35 days after the date of redemption or repurchase, reinstate any portion or all of the proceeds thereof in shares of the same class from which such shares were redeemed or repurchased and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase. Each Fund may redeem involuntarily, at net asset value, most accounts valued at less than $100.

Dividends.    Each Fund declares dividends separately for each of its classes. Each Fund pays dividends from net investment income quarterly and usually distributes net capital gains, if any, in June and December (except for Income Builder, which usually distributes such capital gains in December only). Each Fund, however, may determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. With respect to each Fund, dividends and capital gains distributions are automatically reinvested in additional shares of the same class of shares of the Fund at net asset value unless the shareholder elects to receive cash.

PRINCIPAL RISK FACTORS

The share price and return of each Acquired Fund and Balanced Growth will fluctuate with changes in the market value of their respective portfolio securities. The market value of the Funds' portfolio securities will increase or decrease due to a variety of economic, market and political factors which cannot be predicted. The principal risks associated with an investment in Balanced Income, Income Builder and Balanced Growth are summarized below.

Equity Securities. Each Acquired Fund and Balanced Growth invests in common stocks and other equity securities, including securities convertible into common stocks. In general, stock and other equity security values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock and other equity security prices can fluctuate widely in response to these factors.

Fixed-Income Investments. The principal risks of investing in each Acquired Fund and Balanced Growth are also associated with such Fund's fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) While each Fund invests in investment grade securities, certain of these securities have speculative characteristics. In addition, each of Balanced Income and Balanced Growth is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's fixed-income securities to fall substantially.

Lower Rated Fixed Income Securities. Income Builder and Balanced Growth may invest in lower rated fixed-income securities. The Funds' investments in fixed-income securities rated lower than investment grade, or if unrated, of comparable quality as determined by the Investment Adviser (commonly known as ‘‘junk bonds’’) pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Funds may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the market for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Funds' Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Funds to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in a Fund's net asset value.

REITs. Each Acquired Fund and Balanced Growth may also invest in REITs. REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by its shareholders. As a result, an investor would absorb duplicate levels of fees when the Funds invest in REITs. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Funds, including significantly reducing return to a Fund on its investment in such company.

Foreign Securities. Each Acquired Fund and Balanced Growth may invest in foreign securities. Each Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of a Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Mortgage-Backed Securities. Each of Balanced Income and Balanced Growth may invest in mortgage-backed securities. Mortgage-backed securities in which such Funds may invest have different risk characteristics than traditional debt securities. Although, generally, the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time, as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Asset-Backed Securities. Each of Balanced Income and Balanced Growth may invest in asset-backed securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Collateralized Mortgage Obligations. Each of Balanced Income and Balanced Growth may invest in collateralized mortgage obligations (‘‘CMOs’’), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively, "Mortgage Assets"). The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

Yankee Dollar Obligations. Each of Balanced Income and Balanced Growth may invest in Yankee dollar obligations. Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. To a limited extent, they are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers. Each Fund may consider Yankee dollar obligations to be domestic securities for purposes of its investment policy.

Sovereign Debt. Each of Balanced Income and Balanced Growth may invest in sovereign debt. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Smaller and Medium-Sized Companies. Income Builder may invest in the securities of smaller and medium-sized companies. The Fund's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Fund's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Fund's ability to sell certain securities at favorable prices and may also make it difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Convertible Securities. Each Acquired Fund and Balanced Growth may invest in convertible securities. A Fund's investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Each of Income Builder and Balanced Growth may invest in ‘‘exchangeable’’ and ‘‘synthetic’’ convertible securities and there are special risks associated with such investments. These securities may be more volatile and less liquid than traditional convertible securities.

General. The foregoing discussion is a summary of the Funds' principal risk factors. For a more complete discussion of the risks of each Fund, see ‘‘Principal Risks’’ and ‘‘Additional Risk Information’’ in each Fund's Prospectus, each of which is [to be incorporated herein by reference].

THE REORGANIZATIONS

The Proposals

The Board of Trustees of each Fund, including the Independent Trustees, having reviewed the financial position of each of Balanced Income and Income Builder and the prospects for achieving economies of scale through the applicable Reorganization and having determined that each Reorganization is in the best interests of Balanced Income and Income Builder, as applicable, and their Shareholders and that the interests of Shareholders will not be diluted as a result thereof, recommends approval of each Reorganization by Shareholders of Balanced Income and Income Builder, as applicable. Each Reorganization is not dependent upon the approval of the other Reorganization.

The Boards' Consideration

At a meeting held on February 6, 2006, the Board of each Fund, including the Independent Trustees, unanimously approved each Reorganization Agreement and determined to recommend that Shareholders of Balanced Income and Income Builder approve the applicable Reorganization Agreement. In reaching this decision, each Board made an extensive inquiry into a number of factors, particularly Balanced Income's and Income Builder's inability to gain assets as expected and the comparative expenses currently incurred in the operations of each Fund. The Boards also considered other factors, including, but not limited to, the general compatibility of the investment objectives, policies and restrictions of each of the Acquired Funds and Balanced Growth; the terms and conditions of each Reorganization which would affect the price of shares to be issued in the Reorganizations; the tax-free nature of each Reorganization; and any direct or indirect costs to be incurred by each Fund in connection with the Reorganization. The Boards considered these factors separately for each Reorganization.

In recommending each Reorganization to Shareholders, the Board of each of the Acquired Funds considered that the Reorganization would have the following benefits to Shareholders:

1. Once each Reorganization is consummated, the expenses, which would be borne by shareholders of each class of the Combined Fund, will be lower on a percentage basis than the expenses of each corresponding class of the applicable Acquired Fund. In the case of the Income Builder Reorganization, the increase in the Combined Fund's net assets immediately following the Reorganization would result in a lower management fee (as a percentage of net assets). Furthermore, to the extent that each Reorganization would result in Shareholders becoming shareholders of a combined larger fund, further economies of scale could be achieved since various fixed expenses (e.g., auditing and legal) can be spread over a larger number of shares. The assets under management of the Combined Fund are expected in the future to exceed certain advisory fee breakpoints, resulting in a fee reduction with additional assets under management. In addition, shareholders of the Combined Fund should benefit from more efficient portfolio management processes, as the portfolio management teams will be managing fewer similar investment vehicles following the Reorganizations.

2. Shareholders would have continued participation in a balanced fund product. The Board also considered that Balanced Growth and its shareholders may benefit from potential better pricing on portfolio transactions (given a larger asset base). The Board also considered that each Reorganization (and the name change of the Combined Fund) will create a clearer, more understandable product offering, which should support more effective distribution efforts following the elimination of two similar competing Morgan Stanley funds.

3. Each Reorganization has been structured in a manner intended to qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by the Acquired Funds (Balanced Income and Income Builder), Balanced Growth or their shareholders for federal income tax purposes as a result of transactions included in the applicable Reorganization.

The Board of Trustees of Balanced Growth, including a majority of the Independent Trustees of Balanced Growth, also has determined that each Reorganization is in the best interests of Balanced Growth and its shareholders and that the interests of existing shareholders of Balanced Growth will not be diluted as a result thereof. The transactions will result in a reduction in the total annual expense ratio of Balanced Growth and will enable Balanced Growth to acquire investment securities, which are consistent with Balanced Growth's investment objective, without the brokerage costs attendant to the purchase of such securities in the market. Finally, the Board considered that even if the benefits enumerated above are not realized, the costs to Balanced Growth are sufficiently minor to warrant taking the opportunity to realize those benefits.

The Reorganization Agreements

The terms and conditions under which each Reorganization would be consummated, as summarized below, are set forth in the applicable Reorganization Agreement. This summary is qualified in its entirety by reference to the Forms of Reorganization Agreement, copies of which are attached as Exhibit A-1 and A-2 to this Proxy Statement and Prospectus. The following discussion applies to each Reorganization and the corresponding Acquired Funds, unless otherwise noted.

Each Reorganization Agreement provides that (i) the Acquired Fund will transfer all of its assets, including portfolio securities, cash, cash equivalents and receivables to Balanced Growth on the Closing Date in exchange for the assumption by Balanced Growth of stated liabilities of the Acquired Fund, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of such Acquired Fund prepared by the Treasurer of the Acquired Fund as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the Balanced Growth Shares; (ii) such Balanced Growth Shares would be distributed to Shareholders on the Closing Date or as soon as practicable thereafter; (iii) the Acquired Fund would be dissolved and de-registered as an investment company under the 1940 Act; and (iv) the outstanding shares of the Acquired Fund would be canceled.

The number of Balanced Growth Shares to be delivered to the Acquired Fund will be determined on the Valuation Date by dividing the aggregate net asset value of each class of shares of the Acquired Fund acquired by Balanced Growth by the net asset value per share of the corresponding class of shares of Balanced Growth. As an illustration, assume that on the Valuation Date Class B shares of the Acquired Fund had an aggregate net asset value of $100,000. If the net asset value per Class B share of Balanced Growth were $10 per share at the close of business on the Valuation Date, the number of Class B shares of Balanced Growth to be issued to the Acquired Fund would be 10,000 ($100,000 ÷ $10). These 10,000 Class B shares of Balanced Growth would be distributed to the former Class B shareholders of the Acquired Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in a Reorganization.

On the Closing Date or as soon as practicable thereafter, the Acquired Fund will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date the Balanced Growth Shares it receives. Each Shareholder will receive the class of shares of Balanced Growth that corresponds to the class of shares of the Acquired Fund currently held by that Shareholder. Accordingly, the Balanced Growth Shares will be distributed as follows: each of the Class A, Class B, Class C and Class D shares of Balanced Growth will be distributed to holders of Class A, Class B, Class C and Class D shares of the Acquired Fund, respectively. Balanced Growth will cause its transfer agent to credit and confirm an appropriate number of Balanced Growth Shares to each Shareholder. Certificates for Balanced Growth Shares will be issued only upon written request of a Shareholder and only for whole shares, with fractional shares credited to the name of the Shareholder on the books of Balanced Growth. Shareholders who wish to receive certificates representing their Balanced Growth Shares must, after receipt of their confirmations, make a written request to Balanced Growth's transfer agent, Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311. Shareholders of the Acquired Fund holding their shares in certificate form will be asked to surrender such certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of Balanced Growth; however, such Shareholders will not be able to redeem, transfer or exchange the Balanced Growth Shares received until the old certificates have been surrendered.

The Closing Date will be the Valuation Date or the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon its approval by the Shareholders of the Acquired Fund and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement and the occurrence of the events described in those Sections, certain of which may be waived by the Acquired Fund or Balanced Growth. The Reorganization Agreement may be amended in any mutually agreeable manner.

Shareholders of each of Balanced Income and Income Builder will vote separately on the Reorganization for that Fund. Each Reorganization is not dependent on the approval of the other.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders, by mutual consent of the Acquired Fund and Balanced Growth. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by January 31, 2007, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

Under the Reorganization Agreement, within one year after the Closing Date, the Acquired Fund, shall either pay or make provision for all of its liabilities to former Shareholders of the Acquired Fund that received Balanced Growth Shares. The Acquired Fund shall be deregistered as an investment company and dissolved promptly following the distributions of shares of Balanced Growth to Shareholders of record of the Acquired Fund.

The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of the Acquired Fund (at net asset value on the Valuation Date) and reinvest the proceeds in Balanced Growth Shares at net asset value and without recognition of taxable gain or loss for federal income tax purposes. See ‘‘Tax Aspects of the Reorganizations’’ below. If the Acquired Fund recognizes net gain from the sale of securities prior to the Closing Date, substantially all of such gain, to the extent not offset by capital loss carryforwards, will be distributed to Shareholders on or prior to the Closing Date and will be taxable to Shareholders as capital gain.

Shareholders will continue to be able to redeem their shares of the Acquired Fund at net asset value next determined after receipt of the redemption request (subject to any applicable CDSC) until the close of business on the business day next preceding the Closing Date. Redemption requests received by the Acquired Fund thereafter will be treated as requests for redemption of shares of Balanced Growth.

Tax Aspects of the Reorganizations

Tax Consequences of each Reorganization to the Shareholders. Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). The following discussion applies to each Reorganization and the corresponding Acquired Funds, unless otherwise noted.

As a condition to each Reorganization, each Acquired Fund and Balanced Growth have requested an opinion of Clifford Chance US LLP to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by the applicable Acquired Fund and Balanced Growth:

1. The transfer of the assets of the Acquired Fund in exchange for the Balanced Growth Shares and the assumption by Balanced Growth of certain stated liabilities of the Acquired Fund followed by the distribution by the Acquired Fund of the Balanced Growth Shares to Shareholders in exchange for their Acquired Fund shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a ‘‘reorganization’’ within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and Balanced Growth will each be a ‘‘party to a reorganization’’ within the meaning of Section 368(b) of the Code;

2. No gain or loss will be recognized by Balanced Growth upon the receipt of the assets of the Acquired Fund solely in exchange for the Balanced Growth Shares and the assumption by Balanced Growth of the stated liabilities of the Acquired Fund;

3. No gain or loss will be recognized by the Acquired Fund upon the transfer of the assets of the Acquired Fund to Balanced Growth in exchange for the Balanced Growth Shares and the assumption by

Balanced Growth of the stated liabilities or upon the distribution of Balanced Growth Shares to Shareholders in exchange for their Shares of the Acquired Fund;

4. No gain or loss will be recognized by Shareholders upon the exchange of the shares of the Acquired Fund for the Balanced Growth Shares;

5. The aggregate tax basis for the Balanced Growth Shares received by each of the Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares in the Acquired Fund held by each such Shareholder immediately prior to the Reorganization;

6. The holding period of the Balanced Growth Shares to be received by each Shareholder will include the period during which the shares in the Acquired Fund surrendered in exchange therefor were held (provided such shares in the Acquired Fund were held as capital assets on the date of the Reorganization);

7. The tax basis of the assets of the Acquired Fund acquired by Balanced Growth will be the same as the tax basis of such assets of the Acquired Fund immediately prior to the applicable Reorganization; and

8. The holding period of the assets of the Acquired Fund in the hands of Balanced Growth will include the period during which those assets were held by the Acquired Fund.

The advice of counsel is not binding on the Internal Revenue Service (‘‘IRS’’) or the courts and neither the Acquired Funds nor Balanced Growth has sought a ruling with respect to the tax treatment of the applicable Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

Shareholders should consult their tax advisors regarding the effect, if any, of the proposed Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganizations, Shareholders should also consult their tax advisors as to state and local tax consequences, if any, of the proposed Reorganizations.

Tax Consequences of the Income Builder Reorganization. Under the Code, the Income Builder Reorganization may result in limitations on the utilization of the capital loss carryovers of Income Builder. The effect of any such limitations will depend on the existence and amount of the capital loss carryovers, built-in capital losses and built-in capital gains of Income Builder at the time of the Income Builder Reorganization. In general, a fund will have built-in capital gains if the fair market value of its assets on the date of the Reorganization exceeds its tax basis in such assets and a fund will have built-in capital losses if its tax basis in its assets exceeds the fair market value of such assets on the date of the Reorganization.

As of its last fiscal year end (September 30, 2005), Income Builder had approximately $28 million of estimated capital loss carryovers. Additionally, as of September 30, 2005, Income Builder had approximately $16 million of built-in capital gains. Under the Code, Income Builder's capital loss carryovers can be carried forward for eight years from the year in which incurred. The capital loss carryovers generally can be used in each of those eight years to offset any capital gains that are realized by the Fund in that year, but only to the extent that such gains exceed the capital losses (if any) that are realized by the Fund in that year. In addition, it is possible that the available capital loss carryovers of Income Builder may be further limited, as a result of transactions undertaken by Income Builder prior to the Reorganization. In general, to the extent that one or more transactions occurring prior to the Reorganization cause a 50% or greater change in the direct or indirect ownership of Income Builder during the applicable testing period, Income Builder will have a limited ability to use its capital loss carryovers in all periods following those transactions. These limitations could affect the amount of the capital loss carryovers of Income Builder that may be utilized by the Combined Fund following the Reorganization.

In general, following the Income Builder Reorganization, the Combined Fund's ability to utilize the capital loss carryovers of Income Builder will be subject to the following limitations:

1. The Combined Fund can utilize the capital loss carryovers of Income Builder to offset against capital gains from sales of assets owned by Income Builder immediately before the Reorganization, but only to the extent that (x) such sales occur within a period ending approximately five years after the Reorganization and (y) the capital gains from such sales do not exceed the built-in capital gains of Income Builder on the date of the Reorganization; and

2. In addition to being able to utilize the capital loss carryovers of Income Builder as described in paragraph 1, assuming certain continuity of business requirements are satisfied following the Reorganization, the Combined Fund also will be able to utilize a further amount of the capital loss carryovers of Income Builder to offset against other capital gains each year. This amount is determined based on certain facts as of the date of the Reorganization. If the Reorganization had occurred on September 30, 2005, then the additional amount of Income Builder's carryovers that could be utilized each year would have been approximately $7 million per year.

It is uncertain how much of the capital loss carryovers Income Builder would be able to utilize in future years if the Income Builder Reorganization did not occur. The amount of capital loss carryovers that Income Builder could utilize in future years if the Income Builder Reorganization did not occur would depend on, among other things: whether Income Builder participated in some other transaction in the future that resulted in limitations being imposed on Income Builder's utilization of capital loss carryovers; the amount of capital gains that Income Builder would be able to realize in future years before its capital loss carryovers expired; and the amount of capital losses that Income Builder would realize in future years. The Reorganization may result in the Combined Fund being unable to utilize capital loss carryovers that could have been used if the transaction did not occur, but it cannot be determined with certainty to what extent this would be the case.

Description of Shares

Balanced Growth shares to be issued pursuant to each Reorganization Agreement will, when issued, be fully paid and non-assessable by Balanced Growth and transferable without restrictions and will have no preemptive rights. Class B shares of Balanced Growth, like Class B shares of each of the Acquired Funds, have a conversion feature pursuant to which approximately eight years after the date of the original purchase of such shares, the shares will convert automatically to Class A shares, based on the relative net asset values of the two classes. For greater details regarding the conversion feature, including the method by which the eight-year period is calculated and the treatment of reinvested dividends, see ‘‘Share Class Arrangements’’ in each Fund's Prospectus.

Capitalization Table (unaudited)

The following table sets forth the capitalization of Balanced Growth and each Acquired Fund as of January 31, 2006 and on a pro forma combined basis as if each Reorganization had occurred on that date:

Class A	Net Assets*	Shares Outstanding	Net Asset Value Per Share*
Balanced Income	$22,912,735	1,807,197	$12.68
Income Builder	$59,377,176	4,977,973	$11.93
Balanced Growth	$33,200,537	2,279,990	$14.56
Combined Fund (pro forma).(Balanced Income Reorg only)	$56,068,646	3,853,667	$14.55
Combined Fund (pro forma).(Income Builder Reorg only)	$92,499,231	6,358,093	$14.55
Combined Fund (pro forma).(Both Reorganizations)	$115,424,626	7,931,770	$14.55

Class B
Balanced Income	$103,912,208	8,231,498	$12.62
Income Builder	$64,853,826	5,430,961	$11.94
Balanced Growth	$84,526,910	5,806,573	$14.56
Combined Fund (pro forma).(Balanced Income Reorg only)	$188,289,257	12,943,400	$14.55
Combined Fund (pro forma).(Income Builder Reorg only)	$149,254,115	10,260,819	$14.55
Combined Fund (pro forma).(Both Reorganizations)	$253,148,606	17,397,647	$14.55

Class C
Balanced Income	$40,390,570	3,194,749	$12.64
Income Builder	$20,627,349	1,733,379	$11.90
Balanced Growth	$81,300,342	5,582,638	$14.56
Combined Fund (pro forma).(Balanced Income Reorg only)	$121,594,134	8,356,716	$14.55
Combined Fund (pro forma).(Income Builder Reorg only)	$101,841,305	6,999,352	$14.55
Combined Fund (pro forma).(Both Reorganizations)	$142,237,166	9,773,429	$14.55

Class D
Balanced Income	$1,282,362	101,432	$12.64
Income Builder	$883,767	74,089	$11.93
Balanced Growth	$908,667	62,423	$14.56
Combined Fund (pro forma).(Balanced Income Reorg only)	$2,189,286	150,497	$14.55
Combined Fund (pro forma).(Income Builder Reorg only)	$1,790,915	123,121	$14.55
Combined Fund (pro forma).(Both Reorganizations)	$3,073,043	211,196	$14.55

Total Class A, B, C, D	Net Assets*	Shares Outstanding	Net Asset Value Per Share*
Balanced Income	$168,497,875	13,334,876	$12.64
Income Builder	$145,742,118	12,216,402	$11.93
Balanced	$199,936,456	13,731,624	$14.56
Combined Fund (pro forma).(Balanced Income Reorg only)	$368,141,323	25,304,280	$14.55
Combined Fund (pro forma).(Income Builder Reorg only)	$345,385,566	23,741,385	$14.55
Combined Fund (pro forma).(Both Reorganizations)	$513,883,441	35,314,041	$14.55

*	The pro forma net assets and net asset value per share reflect the payment of reorganization expenses as follows:

	Class A	Class B	Class C	Class D
Balanced Income Reorganization Only
Balanced Income	$18,222	$82,639	$32,122	$1,020
Balanced Growth	$26,404	$67,222	$64,656	$723

Income Builder Reorganization Only
Income Builder	$50,347	$54,991	$17,491	$749
Balanced Growth	$28,135	$71,630	$68,895	$770

Both Reorganizations
Balanced Income	$13,055	$59,205	$23,013	$731
Income Builder	$33,851	$36,973	$11,760	$504
Balanced Growth	$18,916	$48,160	$46,322	$518

Appraisal Rights

Shareholders will have no appraisal rights in connection with the Reorganizations.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Policies

The investment objective of Balanced Income is to seek to provide current income and moderate capital growth. The primary investment objective of Income Builder is to seek reasonable income. As a secondary objective, Income Builder seeks growth of capital. The investment objective of Balanced Growth is to seek to provide capital growth with reasonable current income.

Each of Balanced Income, Income Builder and Balanced Growth is a diversified fund.

Balanced Income

Balanced Income seeks to achieve its investment objective by normally investing at least 80% of its assets in income-producing securities, consisting of (1) fixed-income securities and (2) dividend paying common stocks and securities convertible into common stocks.

Balanced Income will normally invest at least 60% of its net assets in fixed-income securities. The Fund's fixed-income securities (including zero coupon securities) are limited to investment grade corporate debt securities, Yankee dollar obligations, sovereign debt obligations, bank obligations, investment grade mortgage-backed securities, including CMOs, investment grade asset-backed securities and U.S. government securities. The U.S. government securities may include: (i) U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; (ii) securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration; (iii) securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; and (iv) securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Home Loan Bank.

Balanced Income will normally invest at least 25% of its assets in dividend-paying common stocks and securities convertible into common stocks. The Fund invests in common stocks of companies that have a record of paying dividends and, in the Investment Adviser's opinion, have the potential for increasing dividends. Investment grade securities convertible into common stocks may also be Fund investments. These investments may include foreign securities (held directly or listed in the United States on a national securities exchange and in the form of depositary receipts). The Fund may invest in options and futures. The Fund may also invest up to 15% of its net assets in REITs.

Income Builder

Income Builder seeks to achieve its investment objective by normally investing at least 80% of its assets in income-producing equity and fixed-income securities, with normally at least 65% of its assets invested in income-producing equity securities, including common stock, preferred stock and convertible securities. The Fund may also invest up to 15% of its net assets in REITs.

The Investment Adviser utilizes a value-oriented style in the selection of securities. Investments are normally made primarily in (i) common stocks (including depositary receipts) of large capitalization companies with a record of paying dividends and which, in the opinion of the Investment Adviser, have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small-, mid- and large-cap companies, including ‘‘synthetic’’ and ‘‘exchangeable’’ convertibles. The Fund's investments can also include ‘‘Rule 144A’’ securities, which are subject to resale restrictions, and foreign securities.

The Investment Adviser follows a ‘‘bottom-up’’ approach in the selection of convertible securities for Income Builder. Beginning with a universe of about 500 companies, the Investment Adviser narrows the focus to small-, mid- and large-cap companies and reviews the issues to determine if the convertible security is trading with the underlying equity security. The yield of the underlying equity security is evaluated and company fundamentals are studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth.

Income Builder may invest up to 25% of its net assets in ‘‘exchangeable’’ convertible securities. ‘‘Exchangeable’’ convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer, which the holder can realize. In addition, in many cases, ‘‘exchangeable’’ convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder.

Income Builder may invest up to 10% of its net assets in ‘‘synthetic’’ convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, ‘‘synthetic’’ convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, ‘‘synthetic’’ convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer. The Fund's convertible securities may include securities rated lower than investment grade by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. or Moody's Investors Services Inc. (but not below B) or, if unrated, of comparable quality as determined by the Investment Adviser, commonly known as ‘‘junk bonds.’’

Income Builder may invest up to 35% of its net assets in U.S. government securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and non-convertible fixed-income securities (including zero coupon securities). Up to 20% of the Fund's net assets may be invested in non-convertible fixed-income securities (also commonly known as ‘‘junk bonds’’). The 20% limitation is not applicable to convertible securities.

Up to 20% of Income Builder's net assets may be invested in common stocks that do not pay a dividend. Up to 25% of the Fund's net assets may be invested in foreign securities (including depositary receipts). This limit, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. The Fund may also utilize forward foreign currency exchange contracts. The Fund may also invest in options and futures.

Balanced Growth

Balanced Growth seeks to achieve its investment objective by normally investing at least 60% of its assets in dividend-paying common stocks and securities convertible into common stocks and at least 25% of its assets in fixed-income securities. Within these limitations, the Investment Adviser may purchase or sell securities in any proportion it believes desirable based on its assessment of business, economic and investment conditions.

Balanced Growth invests in common stocks of companies that have a record of paying dividends and, in the Investment Adviser's opinion, have the potential for increasing dividends. The Fund's investments may also include securities convertible into common stock, including ‘‘synthetic,’’ ‘‘exchangeable’’ and ‘‘Rule 144A’’ convertible securities. The Fund's common stock investments may include foreign securities (held directly or listed in the United States on a national securities exchange and in the form of depositary receipts). The Fund may also invest up to 15% of its net assets in REITs.

Balanced Growth's investments in fixed-income securities (including zero coupon securities) are limited to investment grade corporate debt securities, Yankee dollar obligations, sovereign debt, bank obligations, investment grade mortgage-backed securities, including CMOs, investment grade asset-backed securities and U.S. government securities. The U.S. government securities may include: (i) U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; (ii) securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration; (iii) securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; and (iv) securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Home Loan Bank.

Balanced Growth may invest up to 25% of its net assets in ‘‘exchangeable’’ convertible securities. Exchangeable convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer, which the holder can realize. In addition, in many cases, ‘‘exchangeable’’ convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder.

Balanced Growth may invest up to 10% of its net assets in ‘‘synthetic’’ convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, ‘‘synthetic’’ convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, ‘‘synthetic’’ convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer. The Fund's convertible securities may include securities rated lower than investment grade by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. or Moody's Investors Services Inc. (but not below B) or, if unrated, of comparable quality as determined by the Investment Adviser, commonly known as ‘‘junk bonds.’’

Balanced Growth may also invest in options and futures.

All Funds

The investment policies of each Acquired Fund and Balanced Growth are not fundamental and may be changed by the Board of each Fund. The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the Funds. For a more complete discussion of each Fund's policies, see ‘‘Principal Investment Strategies’’ and ‘‘Additional Investment Strategy Information’’ in each Fund's Prospectus and ‘‘Description of the Fund and Its Investments and Risks’’ in each Fund's Statement of Additional Information.

Investment Restrictions

The investment restrictions adopted by each Acquired Fund and Balanced Growth as fundamental policies are substantially similar, except Income Builder may lend its portfolio securities and neither Balanced Income nor Balanced Growth may engage in securities lending. The investment restrictions are summarized under the caption ‘‘Description of the Fund and Its Investments and Risks — Fund Policies/Investment Restrictions’’ in their respective Statements of Additional Information. A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a Fund, as defined in the 1940 Act.

ADDITIONAL INFORMATION ABOUT EACH FUND

General

For a discussion of the organization and operation of each Acquired Fund and Balanced Growth, see ‘‘Fund Management,’’ ‘‘Investment Objective(s)’’ and ‘‘Principal Investment Strategies’’ in their respective Prospectuses, and ‘‘Fund History’’ in their respective Statements of Additional Information.

Financial Information

For certain financial information about each Acquired Fund and Balanced Growth, see ‘‘Financial Highlights’’ in their respective Annual Reports and ‘‘Past Performance’’ in their respective Prospectuses.

Management

For information about the Board of Trustees, Investment Adviser and the Distributor of each Acquired Fund and Balanced Growth, see ‘‘Fund Management’’ in their respective Prospectuses and ‘‘Management of the Fund’’ in their respective Statements of Additional Information.

Description of Securities and Shareholder Inquiries

For a description of the nature and most significant attributes of shares of each Acquired Fund and Balanced Growth, and information regarding shareholder inquiries, see ‘‘Capital Stock and Other Securities’’ and ‘‘Management of the Fund — Management Information — Shareholder Communications’’ in their respective Statements of Additional Information.

Dividends, Distributions and Taxes

For a discussion of each Acquired Fund's and Balanced Growth's policies with respect to dividends, distributions and taxes, see ‘‘Distributions’’ and ‘‘Tax Consequences’’ in their respective Prospectuses as well as the discussion herein under ‘‘Synopsis — Tax Consequences of the Reorganization,’’ ‘‘Synopsis — Comparison of each Acquired Fund (Balanced Income and Income Builder) and Balanced Growth — Dividends’’ and ‘‘The Reorganizations — Tax Aspects of the Reorganizations.’’

Purchases, Repurchases and Redemptions

For a discussion of how each Acquired Fund's and Balanced Growth's shares may be purchased, repurchased and redeemed, see ‘‘How to Buy Shares,’’ ‘‘How to Exchange Shares’’ and ‘‘How to Sell Shares’’ in their respective Prospectuses and the discussion herein under ‘‘Synopsis — Comparison of each Acquired Fund (Balanced Income and Income Builder) and Balanced Growth — Purchases, Exchanges and Redemptions.’’

FINANCIAL STATEMENTS AND EXPERTS

The financial statements of (i) Balanced Income, for the fiscal year ended January 31, 2006, (ii) Income Builder, for the fiscal year ended September 30, 2005 and (iii) Balanced Growth, for the fiscal year ended January 31, 2006, that are [to be incorporated by reference] in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part, have been audited by [     ], each Fund's independent registered public accounting firm. The financial statements [will be incorporated by reference] in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Balanced Growth will be passed upon by Clifford Chance US LLP, New York, New York. Such firm will rely on Dechert LLP, Massachusetts counsel to the Fund, as to matters of Massachusetts law.

AVAILABLE INFORMATION

Additional information about each Fund is available, as applicable, in the following documents which are [to be incorporated herein by reference]: (i) Balanced Growth's Prospectus dated May 27, 2005, as supplemented, attached to this Proxy Statement and Prospectus as Exhibit B, which Prospectus forms a part of Post-Effective Amendment No. 14 to Balanced Growth's Registration Statement on Form N-1A (File Nos. 33-56853; 811-7245); (ii) Balanced Growth's Annual Report for its fiscal year ended January 31, 2006, accompanying this Proxy Statement and Prospectus; (iii) Balanced Income's Prospectus dated May 27, 2005, as supplemented, which Prospectus forms a part of Post-Effective Amendment No. 14 to Balanced Income's Registration Statement on Form N-1A (File Nos. 33-56851; 811-7243); (iv) Balanced Income's Annual Report for its fiscal year ended January 31, 2006; (v) Income Builder's Prospectus dated January 27, 2006, as supplemented, which Prospectus forms a part of Post-Effective Amendment No. 13 to Income Builder's Registration Statement on Form N-1A (File Nos. 333-01995; 811-7575); and (viii) Income Builder's Annual Report for its fiscal year ended September 30, 2005. The foregoing documents may be obtained without charge by calling (800) 869-NEWS (toll-free).

Balanced Income, Income Builder and Balanced Growth each are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about each Fund which are of public record can be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information about the Reference Room's operations may be obtained by calling the Commission at (202) 551-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

OTHER BUSINESS

Management of each of the Acquired Funds (Balanced Income and Income Builder) knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

By Order of the Board of Trustees
Mary E. Mullin, Secretary

[May 5], 2006

EXHIBIT A-1

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the ‘‘Agreement’’) is made as of this        day of                   , 2006, by and between MORGAN STANLEY BALANCED GROWTH FUND* , a Massachusetts business trust (‘‘Balanced Growth’’), and MORGAN STANLEY BALANCED INCOME FUND, a Massachusetts business trust (‘‘Balanced Income’’).

This Agreement is intended to be and is adopted as a ‘‘plan of reorganization’’ within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). The reorganization (the ‘‘Reorganization’’) will consist of the transfer to Balanced Growth of substantially all of the assets of Balanced Income in exchange for the assumption by Balanced Growth of all stated liabilities of Balanced Income and the issuance by Balanced Growth of shares of beneficial interest, par value $0.01 per share (the ‘‘Balanced Growth Shares’’), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of Balanced Income in liquidation of Balanced Income as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATION AND LIQUIDATION OF BALANCED INCOME

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Balanced Income agrees to assign, deliver and otherwise transfer the Balanced Income Assets (as defined in paragraph 1.2) to Balanced Growth and Balanced Growth agrees in exchange therefor to assume all of Balanced Income's stated liabilities on the Closing Date as set forth in paragraph 1.3 and to deliver to Balanced Income the number of Balanced Growth Shares, including fractional Balanced Growth Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the ‘‘Closing’’).

1.2 (a) The ‘‘Balanced Income Assets’’ shall consist of all property, including without limitation, all cash, cash equivalents, securities and dividend and interest receivables owned by Balanced Income, and any deferred or prepaid expenses shown as an asset on Balanced Income's books on the Valuation Date.

(b) On or prior to the Valuation Date, Balanced Income will provide Balanced Growth with a list of all of Balanced Income's assets to be assigned, delivered and otherwise transferred to Balanced Growth and a list of the stated liabilities to be assumed by Balanced Growth pursuant to this Agreement. Balanced Income reserves the right to sell any of the securities on such list but will not, without the prior approval of Balanced Growth, acquire any additional securities other than securities of the type in which Balanced Growth is permitted to invest and in amounts agreed to in writing by Balanced Growth. Balanced Growth will, within a reasonable time prior to the Valuation Date, furnish Balanced Income with a statement of Balanced Growth's investment objective, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Balanced Growth's investment objective, policies and restrictions. In the event that Balanced Income holds any investments that Balanced Growth is not permitted to hold, Balanced Income will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of

*	To be renamed Morgan Stanley Balanced Fund upon completion of the Reorganization.

A-1-1

Balanced Income and Balanced Growth, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Balanced Growth with respect to such investments, Balanced Income if requested by Balanced Growth will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

1.3 Balanced Income will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. Balanced Growth will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of Balanced Income prepared by the Treasurer of Balanced Income as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

1.4 In order for Balanced Income to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, Balanced Income will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of substantially all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

1.5 On the Closing Date or as soon as practicable thereafter, Balanced Income will distribute Balanced Growth Shares received by Balanced Income pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date (‘‘Balanced Income Shareholders’’). Each Balanced Income Shareholder will receive the class of shares of Balanced Growth that corresponds to the class of shares of Balanced Income currently held by that Balanced Income Shareholder. Accordingly, the Balanced Growth Shares will be distributed as follows: each of the Class A, Class B, Class C and Class D shares of Balanced Growth will be distributed to holders of Class A, Class B, Class C and Class D shares of Balanced Income, respectively. Such distribution will be accomplished by an instruction, signed by Balanced Income's Secretary, to transfer Balanced Growth Shares then credited to Balanced Income's account on the books of Balanced Growth to open accounts on the books of Balanced Growth in the names of the Balanced Income Shareholders and representing the respective pro rata number of Balanced Growth Shares due such Balanced Income Shareholders. All issued and outstanding shares of Balanced Income simultaneously will be canceled on Balanced Income's books; however, share certificates representing interests in Balanced Income will represent a number of Balanced Growth Shares after the Closing Date as determined in accordance with paragraph 2.3. Balanced Growth will issue certificates representing Balanced Growth Shares in connection with such exchange only upon the written request of a Balanced Income Shareholder.

1.6 Ownership of Balanced Growth Shares will be shown on the books of Balanced Growth's transfer agent. Balanced Growth Shares will be issued in the manner described in Balanced Growth's current Prospectus and Statement of Additional Information.

1.7 Any transfer taxes payable upon issuance of Balanced Growth Shares in a name other than the registered holder of Balanced Growth Shares on Balanced Income's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Balanced Growth Shares are to be issued and transferred.

1.8 Any reporting responsibility of Balanced Income is and shall remain the responsibility of Balanced Income up to and including the date on which Balanced Income is dissolved and deregistered pursuant to paragraph 1.9.

A-1-2

1.9 Within one year after the Closing Date, Balanced Income shall pay or make provision for the payment of all its liabilities and taxes. If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of Balanced Income, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of Balanced Income for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. Balanced Income shall be dissolved as a Massachusetts business trust and deregistered as an investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing Date).

1.10 Copies of all books and records maintained on behalf of Balanced Income in connection with its obligations under the 1940 Act, the Code, state blue sky laws or otherwise in connection with this Agreement will promptly be delivered after the Closing to officers of Balanced Growth or their designee, and Balanced Growth or its designee shall comply with applicable record retention requirements to which Balanced Income is subject under the 1940 Act.

2.	VALUATION

2.1 The value of the Balanced Income Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of Balanced Income of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the ‘‘Valuation Date’’), using the valuation procedures set forth in Balanced Growth's then current Prospectus and Statement of Additional Information.

2.2 The net asset value of a Balanced Growth Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Balanced Growth's then current Prospectus and Statement of Additional Information.

2.3 The number of Balanced Growth Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of Balanced Income shares (determined in accordance with paragraph 2.1) by the net asset value per share of the corresponding class of shares of Balanced Growth (determined in accordance with paragraph 2.2).

2.4 All computations of value shall be made by Morgan Stanley Services Company Inc. (‘‘Morgan Stanley Services’’) in accordance with its regular practice in pricing Balanced Growth. Balanced Growth shall cause Morgan Stanley Services to deliver a copy of its valuation report at the Closing.

3.	CLOSING AND CLOSING DATE

3.1 The Closing shall take place on the Valuation Date or on the next business day following the Valuation Date (the ‘‘Closing Date’’). The Closing shall be held as of 9:00 a.m. New York time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. New York time on the Closing Date unless otherwise provided.

3.2 Portfolio securities held by Balanced Income and represented by a certificate or other written instrument shall be presented by it or on its behalf to The Bank of New York (the ‘‘Custodian’’), as custodian for Balanced Growth, for examination no later than five business days preceding the Valuation

A-1-3

Date. Such portfolio securities (together with any cash or other assets) shall be delivered by Balanced Income to the Custodian for the account of Balanced Growth on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of ‘‘The Bank of New York, Custodian for Morgan Stanley Balanced Growth Fund.’’

3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both Balanced Growth and Balanced Income, accurate appraisal of the value of the net assets of Balanced Growth or the Balanced Income Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

3.4 If requested, Balanced Income shall deliver to Balanced Growth or its designee (a) at the Closing, a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of the Balanced Income Shareholders and the number and percentage ownership of outstanding Balanced Income shares owned by each such Balanced Income Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Balanced Income Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Balanced Growth shall issue and deliver to such Secretary a confirmation evidencing delivery of Balanced Growth Shares to be credited on the Closing Date to Balanced Income or provide evidence satisfactory to Balanced Income that such Balanced Growth Shares have been credited to Balanced Income's account on the books of Balanced Growth. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.	COVENANTS OF BALANCED GROWTH AND BALANCED INCOME

4.1 Except as otherwise expressly provided herein with respect to Balanced Income, Balanced Growth and Balanced Income each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

4.2 Balanced Growth will prepare and file with the Securities and Exchange Commission (‘‘Commission’’) a registration statement on Form N-14 under the Securities Act of 1933, as amended (‘‘1933 Act’’), relating to Balanced Growth Shares (‘‘Registration Statement’’). Balanced Income will provide Balanced Growth with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. Balanced Income will further provide Balanced Growth with such other information and documents relating to Balanced Income as are reasonably necessary for the preparation of the Registration Statement.

4.3 Balanced Income will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Balanced Income will prepare the notice of meeting, form of proxy and proxy statement (collectively,

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‘‘Proxy Materials’’) to be used in connection with such meeting; provided that Balanced Growth will furnish Balanced Income with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Balanced Growth as is reasonably necessary for the preparation of the Proxy Materials.

4.4 Balanced Income will assist Balanced Growth in obtaining such information as Balanced Growth reasonably requests concerning the beneficial ownership of Balanced Income shares.

4.5 Subject to the provisions of this Agreement, Balanced Growth and Balanced Income will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.6 Balanced Income shall furnish or cause to be furnished to Balanced Growth within 30 days after the Closing Date a statement of Balanced Income's assets and liabilities as of the Closing Date, which statement shall be certified by Balanced Income's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, Balanced Income shall furnish Balanced Growth, in such form as is reasonably satisfactory to Balanced Growth, a statement certified by Balanced Income's Treasurer of Balanced Income's earnings and profits for federal income tax purposes that will be carried over to Balanced Growth pursuant to Section 381 of the Code.

4.7 As soon after the Closing Date as is reasonably practicable, Balanced Income (a) shall prepare and file all federal and other tax returns and reports of Balanced Income required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

4.8 Balanced Growth agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.	REPRESENTATIONS AND WARRANTIES

5.1 Balanced Growth represents and warrants to Balanced Income as follows:

(a) Balanced Growth is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

(b) Balanced Growth is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

(c) All of the issued and outstanding shares of Balanced Growth have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Balanced Growth are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Balanced Growth is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

(d) The current Prospectus and Statement of Additional Information of Balanced Growth conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and

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the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) Balanced Growth is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of Balanced Growth's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Balanced Growth is a party or by which it is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Balanced Growth or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Balanced Growth knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

(g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the fiscal year ended January 31, 2006, of Balanced Growth audited by [      ], Balanced Growth's independent registered public accounting firm (copies of which will be furnished to Balanced Income), fairly present, in all material respects, Balanced Growth's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there will be no known liabilities of Balanced Growth (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

(h) All issued and outstanding Balanced Growth Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Balanced Growth's current Statement of Additional Information [to be incorporated by reference] in the Statement of Additional Information that forms a part of this Registration Statement. Balanced Growth does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

(i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Balanced Growth, and this Agreement constitutes a valid and binding obligation of Balanced Growth enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Balanced Growth's performance of this Agreement;

(j) Balanced Growth Shares to be issued and delivered to Balanced Income, for the account of the Balanced Income Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Balanced Growth Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Balanced Growth's current Statement of Additional Information [to be incorporated by reference] in the Statement of Additional Information to this Registration Statement;

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(k) All material federal and other tax returns and reports of Balanced Growth required by law to be filed on or before the Closing Date have been filed and are correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Balanced Growth's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(l) For each taxable year since its inception, Balanced Growth has met the requirements of Subchapter M of the Code for qualification and treatment as a ‘‘regulated investment company’’ and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Balanced Growth to continue to meet the requirements of Subchapter M of the Code;

(m) Since January 31, 2006, there has been no change by Balanced Growth in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

(n) The information furnished or to be furnished by Balanced Growth for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Balanced Growth) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

5.2 Balanced Income represents and warrants to Balanced Growth as follows:

(a) Balanced Income is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

(b) Balanced Income is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

(c) All of the issued and outstanding shares of beneficial interest of Balanced Income have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Balanced Income are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Balanced Income is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

(d) The current Prospectus and Statement of Additional Information of Balanced Income conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) Balanced Income is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of Balanced Income's Declaration of Trust or

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By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Balanced Income is a party or by which it is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Balanced Income or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Balanced Income knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

(g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Balanced Income for the fiscal year ended January  31, 2006, audited by [      ], Balanced Income's independent registered public accounting firm (copies of which have been or will be furnished to Balanced Growth), fairly present, in all material respects, Balanced Income's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of Balanced Income (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

(h) Balanced Income has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

(i) All issued and outstanding shares of Balanced Income are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Balanced Income's current Statement of Additional Information [to be incorporated by reference] in the Statement of Additional Information to this Registration Statement. Balanced Income does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to Balanced Growth pursuant to paragraph 3.4;

(j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of Balanced Income, and subject to the approval of Balanced Income's shareholders, this Agreement constitutes a valid and binding obligation of Balanced Income, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Balanced Income's performance of this Agreement;

(k) All material federal and other tax returns and reports of Balanced Income required by law to be filed on or before the Closing Date shall have been filed and are correct and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Balanced Income's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(l) For each taxable year since its inception, Balanced Income has met all the requirements of Subchapter M of the Code for qualification and treatment as a ‘‘regulated investment company’’ and

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neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Balanced Income to continue to meet the requirements of Subchapter M of the Code;

(m) At the Closing Date, Balanced Income will have good and valid title to the Balanced Income Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Balanced Income which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, Balanced Growth will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

(n) On the effective date of the Registration Statement, at the time of the meeting of Balanced Income's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Balanced Growth Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the ‘‘1934 Act’’), and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Balanced Income for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable federal securities and other laws and regulations thereunder;

(o) Balanced Income will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders substantially all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

(p) Balanced Income has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

(q) Balanced Income is not acquiring Balanced Growth Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF BALANCED INCOME

The obligations of Balanced Income to consummate the transactions provided for herein shall be subject, at its election, to the performance by Balanced Growth of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1 All representations and warranties of Balanced Growth contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 Balanced Growth shall have delivered to Balanced Income a certificate of its President and Treasurer, in a form reasonably satisfactory to Balanced Income and dated as of the Closing Date, to the effect that the representations and warranties of Balanced Growth made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Balanced Income shall reasonably request;

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6.3 Balanced Income shall have received a favorable opinion from Clifford Chance US LLP, counsel to Balanced Growth, dated as of the Closing Date, to the effect that:

(a) Balanced Growth is a validly existing Massachusetts business trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Balanced Growth is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Balanced Growth and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Balanced Income, is a valid and binding obligation of Balanced Growth enforceable against Balanced Growth in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) Balanced Growth Shares to be issued to Balanced Income Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Balanced Growth's current Statement of Additional Information), and no shareholder of Balanced Growth has any preemptive rights to subscription or purchase in respect thereof (Massachusetts counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Balanced Growth's Declaration of Trust or By-Laws; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Balanced Growth of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any increase in the investment advisory fees or annual fees pursuant to Balanced Growth's 12b-1 plan of distribution from those described in Balanced Growth's Prospectus dated May 27, 2005, as supplemented, and Statement of Additional Information dated May 27, 2005, as supplemented.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF BALANCED GROWTH

The obligations of Balanced Growth to complete the transactions provided for herein shall be subject, at its election, to the performance by Balanced Income of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of Balanced Income contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 Balanced Income shall have delivered to Balanced Growth at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to Balanced Growth and dated as of the Closing Date, to the effect that the representations and warranties of Balanced Income made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Balanced Growth shall reasonably request;

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7.3 Balanced Income shall have delivered to Balanced Growth a statement of the Balanced Income Assets and its liabilities, together with a list of Balanced Income's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of Balanced Income;

7.4 Balanced Growth shall have received at the Closing a favorable opinion from Clifford Chance US LLP, counsel to Balanced Income, dated as of the Closing Date to the effect that:

(a) Balanced Income is a validly existing Massachusetts business trust and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Balanced Income is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Balanced Income and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Balanced Growth, is a valid and binding obligation of Balanced Income enforceable against Balanced Income in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Balanced Income's Declaration of Trust or By-Laws; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Balanced Income of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

7.5 On the Closing Date, the Balanced Income Assets shall include no assets that Balanced Growth, by reason of limitations of the fund's Declaration of Trust or otherwise, may not properly acquire.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF BALANCED GROWTH AND BALANCED INCOME

The obligations of Balanced Income and Balanced Growth hereunder are each subject to the further conditions that on or before the Closing Date:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of Balanced Income in accordance with the provisions of Balanced Income's Declaration of Trust, and certified copies of the resolutions evidencing such approval shall have been delivered to Balanced Growth;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including ‘‘no-action’’ positions of and exemptive orders from such federal and state authorities) deemed necessary by Balanced Growth or Balanced Income to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Balanced Growth or Balanced Income;

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8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5 Balanced Income shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Balanced Income Shareholders substantially all of Balanced Income's investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

8.6 The parties shall have received the opinion of the law firm of Clifford Chance US LLP (based on such representations as such law firm shall reasonably request), addressed to Balanced Growth and Balanced Income, which opinion may be relied upon by the shareholders of Balanced Income, substantially to the effect that, for federal income tax purposes:

(a) The transfer of Balanced Income's assets in exchange for Balanced Growth Shares and the assumption by Balanced Growth of certain stated liabilities of Balanced Income followed by the distribution by Balanced Income of Balanced Growth Shares to the Balanced Income Shareholders in exchange for their Balanced Income shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a ‘‘reorganization’’ within the meaning of Section 368(a)(1)(C) of the Code, and Balanced Income and Balanced Growth will each be a ‘‘party to a reorganization’’ within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by Balanced Growth upon the receipt of the assets of Balanced Income solely in exchange for Balanced Growth Shares and the assumption by Balanced Growth of the stated liabilities of Balanced Income;

(c) No gain or loss will be recognized by Balanced Income upon the transfer of the assets of Balanced Income to Balanced Growth in exchange for Balanced Growth Shares and the assumption by Balanced Growth of the stated liabilities or upon the distribution of Balanced Growth Shares to the Balanced Income Shareholders in exchange for their Balanced Income shares;

(d) No gain or loss will be recognized by the Balanced Income Shareholders upon the exchange of the Balanced Income shares for Balanced Growth Shares;

(e) The aggregate tax basis for Balanced Growth Shares received by each Balanced Income Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Balanced Income Shares held by each such Balanced Income Shareholder immediately prior to the Reorganization;

(f) The holding period of Balanced Growth Shares to be received by each Balanced Income Shareholder will include the period during which the Balanced Income Shares surrendered in exchange therefor were held (provided such Balanced Income Shares were held as capital assets on the date of the Reorganization);

(g) The tax basis of the assets of Balanced Income acquired by Balanced Growth will be the same as the tax basis of such assets to Balanced Income immediately prior to the Reorganization; and

(h) The holding period of the assets of Balanced Income in the hands of Balanced Growth will include the period during which those assets were held by Balanced Income.

Notwithstanding anything herein to the contrary, neither Balanced Growth nor Balanced Income may waive the conditions set forth in this paragraph 8.6.

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9.	FEES AND EXPENSES

9.1 (a) [Balanced Growth shall bear its expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including legal, accounting, Commission registration fees and Blue Sky expenses. Balanced Income shall bear its expenses incurred in connection with the entering into and carrying out of the provisions of this Agreement, including legal and accounting fees, printing, filing and proxy solicitation expenses and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.]

(b) In the event the transactions contemplated herein are not consummated by reason of Balanced Income being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Balanced Income's obligations specified in this Agreement), Balanced Income's only obligation hereunder shall be to reimburse Balanced Growth for all reasonable out-of-pocket fees and expenses incurred by Balanced Growth in connection with those transactions.

(c) In the event the transactions contemplated herein are not consummated by reason of Balanced Growth being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Balanced Growth's obligations specified in this Agreement), Balanced Growth's only obligation hereunder shall be to reimburse Balanced Income for all reasonable out-of-pocket fees and expenses incurred by Balanced Income in connection with those transactions.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 This Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Balanced Income hereunder shall not survive the dissolution and complete liquidation of Balanced Income in accordance with Section 1.9.

11.	TERMINATION

11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

(a) by the mutual written consent of Balanced Income and Balanced Growth;

(b) by either Balanced Growth or Balanced Income by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement), if the Closing shall not have occurred on or before January 31, 2007; or

(c) by either Balanced Growth or Balanced Income, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Balanced Income shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Balanced

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Growth or Balanced Income, or the trustees or officers of Balanced Growth or Balanced Income, to any other party or its trustees or officers.

(b) Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Balanced Growth or Balanced Income, or the trustees or officers of Balanced Growth or Balanced Income, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.	MISCELLANEOUS

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 The obligations and liabilities of Balanced Growth hereunder are solely those of Balanced Growth. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of Balanced Growth shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Balanced Growth and signed by authorized officers of Balanced Growth acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

13.6 The obligations and liabilities of Balanced Income hereunder are solely those of Balanced Income. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of Balanced Income shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Balanced Income and signed by authorized officers of Balanced Income acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

MORGAN STANLEY BALANCED INCOME FUND

By:	Name: Ronald E. Robison Title: President and Principal Executive

Officer

MORGAN STANLEY BALANCED GROWTH FUND

By:	Name: Amy R. Doberman Title: Vice President

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EXHIBIT A-2

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the ‘‘Agreement’’) is made as of this        day of               , 2006, by and between MORGAN STANLEY BALANCED GROWTH FUND *, a Massachusetts business trust (‘‘Balanced Growth’’), and MORGAN STANLEY INCOME BUILDER FUND, a Massachusetts business trust (‘‘Income Builder’’).

This Agreement is intended to be and is adopted as a ‘‘plan of reorganization’’ within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). The reorganization (the ‘‘Reorganization’’) will consist of the transfer to Balanced Growth of substantially all of the assets of Income Builder in exchange for the assumption by Balanced Growth of all stated liabilities of Income Builder and the issuance by Balanced Growth of shares of beneficial interest, par value $0.01 per share (the ‘‘Balanced Growth Shares’’), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of Income Builder in liquidation of Income Builder as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATION AND LIQUIDATION OF INCOME BUILDER

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Income Builder agrees to assign, deliver and otherwise transfer the Income Builder Assets (as defined in paragraph 1.2) to Balanced Growth and Balanced Growth agrees in exchange therefor to assume all of Income Builder's stated liabilities on the Closing Date as set forth in paragraph 1.3 and to deliver to Income Builder the number of Balanced Growth Shares, including fractional Balanced Growth Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the ‘‘Closing’’).

1.2 (a) The ‘‘Income Builder Assets’’ shall consist of all property, including without limitation, all cash, cash equivalents, securities and dividend and interest receivables owned by Income Builder, and any deferred or prepaid expenses shown as an asset on Income Builder's books on the Valuation Date.

(b) On or prior to the Valuation Date, Income Builder will provide Balanced Growth with a list of all of Income Builder's assets to be assigned, delivered and otherwise transferred to Balanced Growth and a list of the stated liabilities to be assumed by Balanced Growth pursuant to this Agreement. Income Builder reserves the right to sell any of the securities on such list but will not, without the prior approval of Balanced Growth, acquire any additional securities other than securities of the type in which Balanced Growth is permitted to invest and in amounts agreed to in writing by Balanced Growth. Balanced Growth will, within a reasonable time prior to the Valuation Date, furnish Income Builder with a statement of Balanced Growth's investment objective, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Balanced Growth's investment objective, policies and restrictions. In the event that Income Builder holds any investments that Balanced Growth is not permitted to hold, Income Builder will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of Income Builder and Balanced Growth, when aggregated, would contain investments exceeding certain percentage limitations imposed

*	To be renamed Morgan Stanley Balanced Fund upon completion of the Reorganization.

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upon Balanced Growth with respect to such investments, Income Builder if requested by Balanced Growth will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

1.3 Income Builder will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. Balanced Growth will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of Income Builder prepared by the Treasurer of Income Builder as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

1.4 In order for Income Builder to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, Income Builder will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

1.5 On the Closing Date or as soon as practicable thereafter, Income Builder will distribute Balanced Growth Shares received by Income Builder pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date (‘‘Income Builder Shareholders’’). Each Income Builder Shareholder will receive the class of shares of Balanced Growth that corresponds to the class of shares of Income Builder currently held by that Income Builder Shareholder. Accordingly, the Balanced Growth Shares will be distributed as follows: each of the Class A, Class B, Class C and Class D shares of Balanced Growth will be distributed to holders of Class A, Class B, Class C and Class D shares of Income Builder, respectively. Such distribution will be accomplished by an instruction, signed by Income Builder's Secretary, to transfer Balanced Growth Shares then credited to Income Builder's account on the books of Balanced Growth to open accounts on the books of Balanced Growth in the names of the Income Builder Shareholders and representing the respective pro rata number of Balanced Growth Shares due such Income Builder Shareholders. All issued and outstanding shares of Income Builder simultaneously will be canceled on Income Builder's books; however, share certificates representing interests in Income Builder will represent a number of Balanced Growth Shares after the Closing Date as determined in accordance with paragraph 2.3. Balanced Growth will issue certificates representing Balanced Growth Shares in connection with such exchange only upon the written request of an Income Builder Shareholder.

1.6 Ownership of Balanced Growth Shares will be shown on the books of Balanced Growth's transfer agent. Balanced Growth Shares will be issued in the manner described in Balanced Growth's current Prospectus and Statement of Additional Information.

1.7 Any transfer taxes payable upon issuance of Balanced Growth Shares in a name other than the registered holder of Balanced Shares on Income Builder's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Balanced Growth Shares are to be issued and transferred.

1.8 Any reporting responsibility of Income Builder is and shall remain the responsibility of Income Builder up to and including the date on which Income Builder is dissolved and deregistered pursuant to paragraph 1.9.

1.9 Within one year after the Closing Date, Income Builder shall pay or make provision for the payment of all its liabilities and taxes. If and to the extent that any trust, escrow account, or other similar

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entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of Income Builder, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of Income Builder for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. Income Builder shall be dissolved as a Massachusetts business trust and deregistered as an investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing Date).

1.10 Copies of all books and records maintained on behalf of Income Builder in connection with its obligations under the 1940 Act, the Code, state blue sky laws or otherwise in connection with this Agreement will promptly be delivered after the Closing to officers of Balanced Growth or their designee, and Balanced Growth or its designee shall comply with applicable record retention requirements to which Income Builder is subject under the 1940 Act.

2.	VALUATION

2.1 The value of the Income Builder Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of Income Builder of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the ‘‘Valuation Date’’), using the valuation procedures set forth in Balanced Growth's then current Prospectus and Statement of Additional Information.

2.2 The net asset value of a Balanced Growth Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Balanced Growth's then current Prospectus and Statement of Additional Information.

2.3 The number of Balanced Growth Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of Income Builder shares (determined in accordance with paragraph 2.1) by the net asset value per share of the corresponding class of shares of Balanced Growth (determined in accordance with paragraph 2.2).

2.4 All computations of value shall be made by Morgan Stanley Services Company Inc. (‘‘Morgan Stanley Services’’) in accordance with its regular practice in pricing Balanced Growth. Balanced Growth shall cause Morgan Stanley Services to deliver a copy of its valuation report at the Closing.

3.	CLOSING AND CLOSING DATE

3.1 The Closing shall take place on the Valuation Date or on the next business day following the Valuation Date (the ‘‘Closing Date’’). The Closing shall be held as of 9:00 a.m. New York time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. New York time on the Closing Date unless otherwise provided.

3.2 Portfolio securities held by Income Builder and represented by a certificate or other written instrument shall be presented by it or on its behalf to The Bank of New York (the ‘‘Custodian’’), as custodian for Balanced Growth, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by Income Builder to the Custodian for the account of Balanced Growth on or before the Closing Date in conformity

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with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of ‘‘The Bank of New York, Custodian for Morgan Stanley Balanced Growth Fund.’’

3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both Balanced Growth and Income Builder, accurate appraisal of the value of the net assets of Balanced Growth or the Income Builder Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

3.4 If requested, Income Builder shall deliver to Balanced Growth or its designee (a) at the Closing, a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of the Income Builder Shareholders and the number and percentage ownership of outstanding Income Builder shares owned by each such Income Builder Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Income Builder Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Balanced Growth shall issue and deliver to such Secretary a confirmation evidencing delivery of Balanced Growth Shares to be credited on the Closing Date to Income Builder or provide evidence satisfactory to Income Builder that such Balanced Growth Shares have been credited to Income Builder's account on the books of Balanced Growth. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.	COVENANTS OF BALANCED GROWTH AND INCOME BUILDER

4.1 Except as otherwise expressly provided herein with respect to Income Builder, Balanced Growth and Income Builder each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

4.2 Balanced Growth will prepare and file with the Securities and Exchange Commission (‘‘Commission’’) a registration statement on Form N-14 under the Securities Act of 1933, as amended (‘‘1933 Act’’), relating to Balanced Growth Shares (‘‘Registration Statement’’). Income Builder will provide Balanced Growth with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. Income Builder will further provide Balanced Growth with such other information and documents relating to Income Builder as are reasonably necessary for the preparation of the Registration Statement.

4.3 Income Builder will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Income Builder will prepare the notice of meeting, form of proxy and proxy statement (collectively, ‘‘Proxy Materials’’) to be used in connection with such meeting; provided that Balanced Growth will furnish

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Income Builder with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Balanced Growth as is reasonably necessary for the preparation of the Proxy Materials.

4.4 Income Builder will assist Balanced Growth in obtaining such information as Balanced Growth reasonably requests concerning the beneficial ownership of Income Builder shares.

4.5 Subject to the provisions of this Agreement, Balanced Growth and Income Builder will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.6 Income Builder shall furnish or cause to be furnished to Balanced Growth within 30 days after the Closing Date a statement of Income Builder's assets and liabilities as of the Closing Date, which statement shall be certified by Income Builder's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, Income Builder shall furnish Balanced Growth, in such form as is reasonably satisfactory to Balanced Growth, a statement certified by Income Builder's Treasurer of Income Builder's earnings and profits for federal income tax purposes that will be carried over to Balanced Growth pursuant to Section 381 of the Code.

4.7 As soon after the Closing Date as is reasonably practicable, Income Builder (a) shall prepare and file all federal and other tax returns and reports of Income Builder required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

4.8 Balanced Growth agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.	REPRESENTATIONS AND WARRANTIES

5.1 Balanced Growth represents and warrants to Income Builder as follows:

(a) Balanced Growth is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

(b) Balanced Growth is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

(c) All of the issued and outstanding shares of Balanced Growth have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Balanced Growth are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Balanced Growth is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

(d) The current Prospectus and Statement of Additional Information of Balanced Growth conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state

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any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) Balanced Growth is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of Balanced Growth's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Balanced Growth is a party or by which it is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Balanced Growth or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Balanced Growth knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

(g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the fiscal year ended January 31, 2006, of Balanced Growth audited by [     ], Balanced Growth's independent registered public accounting firm (copies of which will be furnished to Income Builder), fairly present, in all material respects, Balanced Growth's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there will be no known liabilities of Balanced Growth (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

(h) All issued and outstanding Balanced Growth Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Balanced Growth's current Statement of Additional Information [to be incorporated by reference] in the Statement of Additional Information that forms a part of this Registration Statement. Balanced Growth does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

(i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Balanced Growth, and this Agreement constitutes a valid and binding obligation of Balanced Growth enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Balanced Growth's performance of this Agreement;

(j) Balanced Growth Shares to be issued and delivered to Income Builder, for the account of the Income Builder Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Balanced Growth Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Balanced Growth's current Statement of Additional Information [to be incorporated by reference] in the Statement of Additional Information to this Registration Statement;

(k) All material federal and other tax returns and reports of Balanced Growth required by law to be filed on or before the Closing Date have been filed and are correct, and all federal and other

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taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Balanced Growth's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(l) For each taxable year since its inception, Balanced Growth has met the requirements of Subchapter M of the Code for qualification and treatment as a ‘‘regulated investment company’’ and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Balanced Growth to continue to meet the requirements of Subchapter M of the Code;

(m) Since January 31, 2006, there has been no change by Balanced Growth in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

(n) The information furnished or to be furnished by Balanced Growth for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Balanced Growth) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

5.2 Income Builder represents and warrants to Balanced Growth as follows:

(a) Income Builder is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

(b) Income Builder is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

(c) All of the issued and outstanding shares of beneficial interest of Income Builder have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Income Builder are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Income Builder is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

(d) The current Prospectus and Statement of Additional Information of Income Builder conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) Income Builder is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of Income Builder's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Income Builder is a party or by which it is bound;

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(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Income Builder or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Income Builder knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

(g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Income Builder for the fiscal year ended September 30, 2005, audited by [      ], Income Builder's independent registered public accounting firm (copies of which have been or will be furnished to Balanced Growth), fairly present, in all material respects, Income Builder's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of Income Builder (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

(h) Income Builder has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

(i) All issued and outstanding shares of Income Builder are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Income Builder's current Statement of Additional Information [to be incorporated by reference] in the Statement of Additional Information to this Registration Statement. Income Builder does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to Balanced Growth pursuant to paragraph 3.4;

(j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of Income Builder, and subject to the approval of Income Builder's shareholders, this Agreement constitutes a valid and binding obligation of Income Builder, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Income Builder's performance of this Agreement;

(k) All material federal and other tax returns and reports of Income Builder required by law to be filed on or before the Closing Date shall have been filed and are correct and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Income Builder's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(l) For each taxable year since its inception, Income Builder has met all the requirements of Subchapter M of the Code for qualification and treatment as a ‘‘regulated investment company’’ and neither the execution or delivery of nor the performance of its obligations under this Agreement will

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adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Income Builder to continue to meet the requirements of Subchapter M of the Code;

(m) At the Closing Date, Income Builder will have good and valid title to the Income Builder Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Income Builder which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, Balanced Growth will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

(n) On the effective date of the Registration Statement, at the time of the meeting of Income Builder's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Balanced Growth Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the ‘‘1934 Act’’), and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Income Builder for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable federal securities and other laws and regulations thereunder;

(o) Income Builder will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

(p) Income Builder has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

(q) Income Builder is not acquiring Balanced Growth Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF INCOME BUILDER

The obligations of Income Builder to consummate the transactions provided for herein shall be subject, at its election, to the performance by Balanced Growth of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1 All representations and warranties of Balanced Growth contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 Balanced Growth shall have delivered to Income Builder a certificate of its President and Treasurer, in a form reasonably satisfactory to Income Builder and dated as of the Closing Date, to the effect that the representations and warranties of Balanced Growth made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Income Builder shall reasonably request;

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6.3 Income Builder shall have received a favorable opinion from Clifford Chance US LLP, counsel to Balanced Growth, dated as of the Closing Date, to the effect that:

(a) Balanced Growth is a validly existing Massachusetts business trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Balanced Growth is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Balanced Growth and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Income Builder, is a valid and binding obligation of Balanced Growth enforceable against Balanced Growth in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) Balanced Growth Shares to be issued to Income Builder Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth under the caption ‘‘Capital Stock and Other Securities’’ in Balanced Growth's current Statement of Additional Information), and no shareholder of Balanced Growth has any preemptive rights to subscription or purchase in respect thereof (Massachusetts counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Balanced Growth's Declaration of Trust or By-Laws; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Balanced Growth of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any increase in the investment advisory fees or annual fees pursuant to Balanced Growth's 12b-1 plan of distribution from those described in Balanced Growth's Prospectus dated May 27, 2005, as supplemented, and Statement of Additional Information dated May 27, 2005, as supplemented.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF BALANCED GROWTH

The obligations of Balanced Growth to complete the transactions provided for herein shall be subject, at its election, to the performance by Income Builder of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of Income Builder contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 Income Builder shall have delivered to Balanced Growth at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to Balanced Growth and dated as of the Closing Date, to the effect that the representations and warranties of Income Builder made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Balanced Growth shall reasonably request;

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7.3 Income Builder shall have delivered to Balanced Growth a statement of the Income Builder Assets and its liabilities, together with a list of Income Builder's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of Income Builder;

7.4 Balanced Growth shall have received at the Closing a favorable opinion from Clifford Chance US LLP, counsel to Income Builder, dated as of the Closing Date to the effect that:

(a) Income Builder is a validly existing Massachusetts business trust and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Income Builder is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Income Builder and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Balanced Growth, is a valid and binding obligation of Income Builder enforceable against Income Builder in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Income Builder's Declaration of Trust or By-Laws; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Income Builder of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

7.5 On the Closing Date, the Income Builder Assets shall include no assets that Balanced Growth, by reason of limitations of the fund's Declaration of Trust or otherwise, may not properly acquire.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF BALANCED GROWTH AND INCOME BUILDER

The obligations of Income Builder and Balanced Growth hereunder are each subject to the further conditions that on or before the Closing Date:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of Income Builder in accordance with the provisions of Income Builder's Declaration of Trust, and certified copies of the resolutions evidencing such approval shall have been delivered to Balanced Growth;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including ‘‘no-action’’ positions of and exemptive orders from such federal and state authorities) deemed necessary by Balanced Growth or Income Builder to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Balanced Growth or Income Builder;

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8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5 Income Builder shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Income Builder Shareholders all of Income Builder's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

8.6 The parties shall have received the opinion of the law firm of Clifford Chance US LLP (based on such representations as such law firm shall reasonably request), addressed to Balanced Growth and Income Builder, which opinion may be relied upon by the shareholders of Income Builder, substantially to the effect that, for federal income tax purposes:

(a) The transfer of Income Builder's assets in exchange for Balanced Growth Shares and the assumption by Balanced Growth of certain stated liabilities of Income Builder followed by the distribution by Income Builder of Balanced Growth Shares to the Income Builder Shareholders in exchange for their Income Builder shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a ‘‘reorganization’’ within the meaning of Section 368(a)(1)(C) of the Code, and Income Builder and Balanced Growth will each be a ‘‘party to a reorganization’’ within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by Balanced Growth upon the receipt of the assets of Income Builder solely in exchange for Balanced Growth Shares and the assumption by Balanced Growth of the stated liabilities of Income Builder;

(c) No gain or loss will be recognized by Income Builder upon the transfer of the assets of Income Builder to Balanced Growth in exchange for Balanced Growth Shares and the assumption by Balanced Growth of the stated liabilities or upon the distribution of Balanced Growth Shares to the Income Builder Shareholders in exchange for their Income Builder shares;

(d) No gain or loss will be recognized by the Income Builder Shareholders upon the exchange of the Income Builder shares for Balanced Growth Shares;

(e) The aggregate tax basis for Balanced Growth Shares received by each Income Builder Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Income Builder Shares held by each such Income Builder Shareholder immediately prior to the Reorganization;

(f) The holding period of Balanced Growth Shares to be received by each Income Builder Shareholder will include the period during which the Income Builder Shares surrendered in exchange therefor were held (provided such Income Builder Shares were held as capital assets on the date of the Reorganization);

(g) The tax basis of the assets of Income Builder acquired by Balanced Growth will be the same as the tax basis of such assets to Income Builder immediately prior to the Reorganization; and

(h) The holding period of the assets of Income Builder in the hands of Balanced Growth will include the period during which those assets were held by Income Builder.

Notwithstanding anything herein to the contrary, neither Balanced Growth nor Income Builder may waive the conditions set forth in this paragraph 8.6.

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9.	FEES AND EXPENSES

9.1 [(a) Balanced Growth shall bear its expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including legal, accounting, Commission registration fees and Blue Sky expenses. Income Builder shall bear its expenses incurred in connection with the entering into and carrying out of the provisions of this Agreement, including legal and accounting fees, printing, filing and proxy solicitation expenses and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.]

(b) In the event the transactions contemplated herein are not consummated by reason of Income Builder being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Income Builder's obligations specified in this Agreement), Income Builder's only obligation hereunder shall be to reimburse Balanced Growth for all reasonable out-of-pocket fees and expenses incurred by Balanced Growth in connection with those transactions.

(c) In the event the transactions contemplated herein are not consummated by reason of Balanced Growth being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Balanced Growth's obligations specified in this Agreement), Balanced Growth's only obligation hereunder shall be to reimburse Income Builder for all reasonable out-of-pocket fees and expenses incurred by Income Builder in connection with those transactions.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 This Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Income Builder hereunder shall not survive the dissolution and complete liquidation of Income Builder in accordance with Section 1.9.

11.	TERMINATION

11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

(a) by the mutual written consent of Income Builder and Balanced Growth;

(b) by either Balanced Growth or Income Builder by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement), if the Closing shall not have occurred on or before January 31, 2007; or

(c) by either Balanced Growth or Income Builder, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Income Builder shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

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11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Balanced Growth or Income Builder, or the trustees or officers of Balanced Growth or Income Builder, to any other party or its trustees or officers.

(b) Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Balanced Growth or Income Builder, or the trustees or officers of Balanced Growth or Income Builder, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.	MISCELLANEOUS

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 The obligations and liabilities of Balanced Growth hereunder are solely those of Balanced Growth. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of Balanced Growth shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Balanced Growth and signed by authorized officers of Balanced Growth acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

13.6 The obligations and liabilities of Income Builder hereunder are solely those of Income Builder. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of Income Builder shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Income Builder and signed by authorized officers of Income Builder acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

A-2-14

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

MORGAN STANLEY INCOME BUILDER FUND

By:	Name: Ronald E. Robison Title: President and Principal Executive Officer
MORGAN STANLEY BALANCED GROWTH FUND

By:	Name: Amy R. Doberman Title: Vice President

A-2-15

MORGAN STANLEY BALANCED GROWTH FUND1
PART B
STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the SAI’’) relates to the shares of Morgan Stanley Balanced Growth Fund (‘‘Balanced Growth’’) to be issued pursuant to (i) an Agreement and Plan of Reorganization, dated [                            ], 2006, between Balanced Growth and Morgan Stanley Balanced Income Fund (‘‘Balanced Income’’) in connection with the acquisition by Balanced Growth of substantially all of the assets, subject to stated liabilities, of Balanced Income, and (ii) an Agreement and Plan of Reorganization, dated [                            ], 2006, between Balanced Growth and Morgan Stanley Income Builder Fund (‘‘Income Builder’’ and, together with Balanced Income, the ‘‘Acquired Funds’’ and each an ‘‘Acquired Fund’’) in connection with the acquisition by Balanced Growth of substantially all of the assets, subject to stated liabilities, of Income Builder.

This SAI does not constitute a prospectus. This SAI does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated [May 5], 2006. A copy of the Proxy Statement and Prospectus may be obtained without charge by mailing a written request to Morgan Stanley Balanced Growth Fund, c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, NJ 07311 or by calling toll-free (800) 869-NEWS. Please retain this document for future reference.

The date of this SAI is [May 5], 2006.

[1]	To be renamed Morgan Stanley Balanced Fund upon completion of a Reorganization.

INTRODUCTION

This SAI is intended to supplement the information provided in the Proxy Statement and Prospectus dated [May 5], 2006 (the ‘‘Proxy Statement and Prospectus’’). The Proxy Statement and Prospectus has been sent to the Acquired Funds’ shareholders in connection with the solicitation of proxies by the Board of Trustees of each of the Acquired Funds to be voted at the Special Meeting of Shareholders of each of the Acquired Funds to be held on July 17, 2006. This SAI [will incorporate by reference] the Statement of Additional Information of Balanced Growth dated May 27, 2005, as supplemented, and the Statement of Additional Information of each of Balanced Income dated May 27, 2005, as supplemented, and Income Builder dated November 30, 2005, as supplemented.

 ADDITIONAL INFORMATION ABOUT BALANCED GROWTH

Fund History

For additional information about Balanced Growth’s history, see ‘‘Fund History’’ in Balanced Growth’s Statement of Additional Information.

Investment Objectives and Policies

For additional information about Balanced Growth’s investment objectives and policies, see ‘‘Description of the Fund and Its Investments and Risks’’ in Balanced Growth’s Statement of Additional Information.

Portfolio Holdings

For additional information about Balanced Growth’s policies and procedures with respect to the disclosure of Balanced Growth’s portfolio securities to any person, see ‘‘Description of the Fund and Its Investments and Risks — Disclosure of Portfolio Holdings’’ in Balanced Growth’s Statement of Additional Information.

Management

For additional information about the Board of Trustees, officers and management personnel of Balanced Growth, see ‘‘Management of the Fund’’ and ‘‘Investment Advisory and Other Services’’ in Balanced Growth’s Statement of Additional Information.

Investment Advisory and Other Services

For additional information about Balanced Growth’s investment adviser, Balanced Growth’s independent registered public accounting firm and other services provided to Balanced Growth, see ‘‘Investment Advisory and Other Services’’ in Balanced Growth’s Statement of Additional Information.

Codes of Ethics

For additional information about the Codes of Ethics adopted by Balanced Growth, Balanced Growth’s investment adviser and Balanced Growth’s distributor, see ‘‘Investment Advisory and Other Services — Codes of Ethics’’ in Balanced Growth’s Statement of Additional Information.

Proxy Voting Policies

For additional information about the voting of proxies held by Balanced Growth, see ‘‘Investment Advisory and Other Services — Proxy Voting Policy and Proxy Voting Record’’ in Balanced Growth’s Statement of Additional Information.

Portfolio Managers

For additional information about the portfolio managers primarily responsible for the day-to-day management of Balanced Growth, their compensation structure and their holdings in Balanced Growth, see ‘‘Investment Advisory and Other Services — Fund Management’’ in Balanced Growth’s Statement of Additional Information.

Portfolio Transactions and Brokerage

For additional information about brokerage allocation practices, see ‘‘Brokerage Allocation and Other Practices’’ in Balanced Growth’s Statement of Additional Information.

Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares of Balanced Growth, see ‘‘Capital Stock and Other Securities’’ in Balanced Growth’s Statement of Additional Information.

Purchase, Redemption and Pricing of Shares

For additional information about the purchase and redemption of Balanced Growth’s shares and the determination of net asset value, see ‘‘Purchase, Redemption and Pricing of Shares’’ in Balanced Growth’s Statement of Additional Information.

Dividends, Distributions and Tax Status

For additional information about Balanced Growth’s policies regarding dividends and distributions and tax matters affecting Balanced Growth and its shareholders, see ‘‘Taxation of the Fund and Shareholders’’ in Balanced Growth’s Statement of Additional Information.

Distribution of Shares

For additional information about Balanced Growth’s distributor and the distribution agreement between Balanced Growth and its distributor, see ‘‘Investment Advisory and Other Services’’ and ‘‘Underwriters’’ in Balanced Growth’s Statement of Additional Information.

Performance Data

For additional information about Balanced Growth’s performance, see ‘‘Performance Data’’ in Balanced Growth’s Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS

Fund History

For additional information about each Acquired Fund’s history, see ‘‘Fund History’’ in the respective Statement of Additional Information for each Acquired Fund.

Investment Objectives and Policies

For additional information about each Acquired Fund’s investment objectives and policies, see ‘‘Description of the Fund and Its Investments and Risks’’ in the respective Statement of Additional Information for each Acquired Fund.

Portfolio Holdings

For additional information about each Acquired Fund’s policies and procedures with respect to the disclosure of each Acquired Fund’s portfolio securities to any person, see ‘‘Description of the Fund and Its Investments and Risks — Disclosure of Portfolio Holdings’’ in the respective Statement of Additional Information for each Acquired Fund.

Management

For additional information about each Acquired Fund’s Board of Trustees, officers and management personnel, see ‘‘Management of the Fund’’ and ‘‘Investment Advisory and Other Services’’ in the respective Statement of Additional Information for each Acquired Fund.

Investment Advisory and Other Services

For additional information about each Acquired Fund’s investment adviser, each Acquired Fund’s independent registered public accounting firm and other services provided to each Acquired Fund, see ‘‘Investment Advisory and Other Services’’ in the respective Statement of Additional Information for each Acquired Fund.

Codes of Ethics

For additional information about the Codes of Ethics adopted by each Acquired Fund, each Acquired Fund’s investment adviser and each Acquired Fund’s distributor, see ‘‘Investment Advisory and Other Services — Codes of Ethics’’ in the respective Statement of Additional Information for each Acquired Fund.

Proxy Voting Policies

For additional information about the voting of proxies held by each Acquired Fund, see ‘‘Investment Advisory and Other Services — Proxy Voting Policy and Proxy Voting Record’’ in the respective Statement of Additional Information for each Acquired Fund.

Portfolio Managers

For additional information about the portfolio managers primarily responsible for the day-to-day management of each Acquired Fund, their compensation structure and their holdings in each Acquired Fund, see ‘‘Investment Advisory and Other Services — Fund Management’’ in the respective Statement of Additional Information for each Acquired Fund.

Portfolio Transactions and Brokerage

For additional information about brokerage allocation practices, see ‘‘Brokerage Allocation and Other Practices’’ in the respective Statement of Additional Information for each Acquired Fund.

Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares each Acquired Fund, see ‘‘Capital Stock and Other Securities’’ in the respective Statement of Additional Information for each Acquired Fund.

Purchase, Redemption and Pricing of Shares

For additional information about the purchase and redemption of each Acquired Fund’s shares and the determination of net asset value, see ‘‘Purchase, Redemption and Pricing of Shares’’ in the respective Statement of Additional Information for each Acquired Fund.

Dividends, Distributions and Tax Status

For additional information about each Acquired Fund’s policies regarding dividends and distributions and tax matters affecting each Acquired Fund and its shareholders, see ‘‘Taxation of the Fund and Shareholders’’ in the respective Statement of Additional Information for each Acquired Fund.

Distribution of Shares

For additional information about each Acquired Fund’s distributor and the distribution agreement between each Acquired Fund and its distributor, see ‘‘Investment Advisory and Other Services’’ and ‘‘Underwriters’’ in the respective Statement of Additional Information for each Acquired Fund.

Performance Data

For additional information about each Acquired Fund’s performance, see ‘‘Performance Data’’ in the respective Statement of Additional Information for each Acquired Fund.

FINANCIAL STATEMENTS

1. Balanced Growth’s most recent audited financial statements are set forth in Balanced Growth’s Annual Report for the fiscal year ended January 31, 2006. A copy of the Annual Report accompanies, and is [to be incorporated by reference] in, the Proxy Statement and Prospectus.

2. Balanced Income’s most recent audited financial statements are set forth in Balanced Income’s Annual Report for the fiscal year ended January 31, 2006. A copy of the Annual Report accompanies, and is [to be incorporated by reference] in, the Proxy Statement and Prospectus.

3. Income Builder’s most recent audited financial statements are set forth in Income Builder’s Annual Report for the fiscal year ended September 30, 2005. A copy of the Annual Report accompanies, and is [to be incorporated by reference] in, the Proxy Statement and Prospectus.

4. Shown below are Financial Statements for the Acquired Funds (Balanced Income and Income Builder) and Balanced Growth and Pro Forma Financial Statements for the Combined Fund at January 31, 2006, as though the reorganization occurred as of that date. The first table presents Portfolio of Investments (unaudited) for Balanced Income, Income Builder and Balanced Growth and pro forma figures for the Combined Fund. The second table presents Statements of Assets and Liabilities (unaudited) for Balanced Income, Income Builder and Balanced Growth and pro forma figures for the Combined Fund. The third table presents Statements of Operations (unaudited) for Balanced Income, Income Builder and Balanced Growth and pro forma figures for the Combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

Morgan Stanley Balanced Growth Fund

Pro Forma Portfolio of Investments as of January 31, 2006

(unaudited)

	Morgan Stanley Balanced Growth		Morgan Stanley Balanced Income		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
COMMON STOCKS (52.0%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp.	24,330	$1,511,623	10,090	$626,892	34,420	$2,138,515
Raytheon Co.	35,800	1,466,726	14,720	603,078	50,520	2,069,804
		2,978,349		1,229,970		4,208,319
Beverages: Alcoholic (0.4%)
Diageo PLC (ADR) (United Kingdom)	18,150	1,089,363	7,590	455,552	25,740	1,544,915
Beverages: Non-Alcoholic (0.8%)
Coca-Cola Co. (The)	50,100	2,073,138	21,540	891,325	71,640	2,964,463
Biotechnology (0.6%)
Chiron Corp.*	36,400	1,659,840	14,330	653,448	50,730	2,313,288
Broadcasting (1.0%)
Clear Channel Communications, Inc.	87,680	2,566,394	37,440	1,095,869	125,120	3,662,263
Chemicals: Major Diversified (1.9%)
Bayer AG (ADR) (Germany)	94,590	3,954,808	40,440	1,690,796	135,030	5,645,604
Dow Chemical Co. (The)	25,060	1,060,038	10,760	455,148	35,820	1,515,186
		5,014,846		2,145,944		7,160,790
Computer Processing Hardware (0.5%)
Hewlett-Packard Co.	40,000	1,247,200	17,060	531,931	57,060	1,779,131
Department Stores (0.4%)
Kohl’s Corp.*	23,950	1,063,141	10,300	457,217	34,250	1,520,358
Discount Stores (0.8%)
Wal-Mart Stores, Inc.	43,450	2,003,480	18,870	870,096	62,320	2,873,576
Electric Utilities (1.8%)
American Electric Power Co., Inc.	38,700	1,444,284	15,410	575,101	54,110	2,019,385
Entergy Corp.	25,010	1,738,445	10,670	741,672	35,680	2,480,117
FirstEnergy Corp.	29,790	1,492,479	12,060	604,206	41,850	2,096,685
		4,675,208		1,920,979		6,596,187
Finance/Rental/Leasing (1.0%)
Freddie Mac	39,050	2,649,933	16,770	1,138,012	55,820	3,787,945
Financial Conglomerates (3.7%)
Citigroup, Inc.	75,120	3,499,090	32,060	1,493,355	107,180	4,992,445
JPMorgan Chase & Co.	114,154	4,537,621	45,446	1,806,478	159,600	6,344,099
State Street Corp.	25,800	1,559,868	11,090	670,501	36,890	2,230,369
		9,596,579		3,970,334		13,566,913
Food: Major Diversified (1.3%)
Unilever N.V. (ADR) (NY Registered Shares) (Netherlands)	46,450	3,260,790	19,980	1,402,596	66,430	4,663,386

Morgan Stanley Balanced Growth Fund

Pro Forma Portfolio of Investments as of January 31, 2006

(unaudited)

	Morgan Stanley Balanced Growth		Morgan Stanley Balanced Income		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Food: Specialty/Candy (0.5%)
Cadbury Schweppes PLC (ADR) (United Kingdom)	34,100	$1,358,203	14,870	$592,272	48,970	$1,950,475
Household/Personal Care (0.6%)
Avon Products, Inc.	11,150	315,768	4,950	140,184	16,100	455,952
Procter & Gamble Co. (The)	18,550	1,098,716	7,920	469,102	26,470	1,567,818
		1,414,484		609,286		2,023,770
Industrial Conglomerates (2.6%)
General Electric Co.	96,300	3,153,825	40,770	1,335,217	137,070	4,489,042
Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	28,680	1,126,264	12,180	478,309	40,860	1,604,573
Siemens AG (ADR) (Germany)	26,000	2,381,600	11,140	1,020,424	37,140	3,402,024
		6,661,689		2,833,950		9,495,639
Insurance Brokers/Services (0.8%)
Marsh & McLennan Companies, Inc.	64,390	1,956,812	27,400	832,686	91,790	2,789,498
Integrated Oil (3.0%)
BP PLC (ADR) (United Kingdom)	31,220	2,257,518	13,120	948,707	44,340	3,206,225
ConocoPhillips	34,520	2,233,444	14,780	956,266	49,300	3,189,710
Exxon Mobil Corp.	14,940	937,485	6,240	391,560	21,180	1,329,045
Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	36,470	2,483,972	15,010	1,022,331	51,480	3,506,303
		7,912,419		3,318,864		11,231,283
Investment Banks/Brokers (2.7%)
Goldman Sachs Group, Inc. (The)	7,000	988,750	3,010	425,163	10,010	1,413,913
Merrill Lynch & Co., Inc.	53,310	4,001,982	22,550	1,692,828	75,860	5,694,810
Schwab (Charles) Corp. (The)	131,700	1,947,843	56,980	842,734	188,680	2,790,577
		6,938,575		2,960,725		9,899,300
Life/Health Insurance (0.2%)
Aegon N.V. (NY Registered Shares) (Netherlands)	35,600	574,584	15,130	244,198	50,730	818,782
Major Banks (1.5%)
Bank of America Corp.	53,375	2,360,776	21,922	969,610	75,297	3,330,386
PNC Financial Services Group	24,600	1,595,556	9,950	645,357	34,550	2,240,913
		3,956,332		1,614,967		5,571,299
Major Telecommunications (2.8%)
France Telecom S.A. (ADR) (France)	61,100	1,391,858	26,770	609,821	7,870	2,001,679
Sprint Nextel Corp.	139,156	3,185,281	59,522	1,362,459	198,678	4,547,740
Verizon Communications Inc.	80,680	2,554,329	35,580	1,126,463	116,260	3,680,792
		7,131,468		3,098,743		10,230,211
Managed Health Care (0.8%)
CIGNA Corp.	17,300	2,103,680	7,340	892,544	24,640	2,996,224

Morgan Stanley Balanced Growth Fund

Pro Forma Portfolio of Investments as of January 31, 2006

(unaudited)

	Morgan Stanley Balanced Growth		Morgan Stanley Balanced Income		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Media Conglomerates (2.8%)
CBS Corp. (Class B)	25,050	$654,556	10,320	$269,662	35,370	$924,218
Disney (Walt) Co. (The)	84,330	2,134,392	36,040	912,172	120,370	3,046,564
Time Warner, Inc.	189,600	3,323,688	80,150	1,405,029	269,750	4,728,717
Viacom Inc. (Class B)	25,050	1,039,074	10,320	428,074	35,370	1,467,148
		7,151,710		3,014,937		10,166,647
Medical Specialties (0.9%)
Applera Corp. – Applied Biosystems Group	21,300	603,642	9,020	255,627	30,320	859,269
Bausch & Lomb, Inc.	20,550	1,388,152	7,880	532,294	28,430	1,920,446
Boston Scientific Corp.*	21,100	461,457	9,200	201,204	30,300	662,661
		2,453,251		989,125		3,442,376
Motor Vehicles (0.5%)
Honda Motor Co., Ltd. (ADR) (Japan)	41,890	1,191,770	17,970	511,247	59,860	1,703,017
Multi-Line Insurance (0.5%)
Hartford Financial Services Group, Inc. (The)	15,530	1,277,032	6,610	543,540	22,140	1,820,572
Oil Refining/Marketing (0.3%)
Valero Energy Corp.	14,480	903,986	5,950	371,459	20,430	1,275,445
Oilfield Services/Equipment (1.3%)
Schlumberger Ltd. (Netherlands Antilles)	26,970	3,437,327	11,410	1,454,204	38,380	4,891,531
Packaged Software (1.1%)
Symantec Corp.*	151,200	2,779,056	64,490	1,185,326	215,690	3,964,382
Pharmaceuticals: Major (7.3%)
Bristol-Myers Squibb Co.	142,220	3,241,194	60,020	1,367,856	202,240	4,609,050
GlaxoSmithKline PLC (ADR) (United Kingdom)	24,700	1,265,628	10,580	542,119	35,280	1,807,747
Lilly (Eli) & Co.	39,200	2,219,504	16,870	955,179	56,070	3,174,683
Pfizer, Inc.	78,900	2,026,152	33,210	852,833	112,110	2,878,985
Roche Holdings Ltd. (ADR) (Switzerland)	43,760	3,362,956	18,870	1,450,159	62,630	4,813,115
Sanofi-Aventis (ADR) (France)	36,700	1,688,200	15,670	720,820	52,370	2,409,020
Schering-Plough Corp.	155,080	2,969,782	66,840	1,279,986	221,920	4,249,768
Wyeth	46,390	2,145,538	19,770	914,363	66,160	3,059,901
		18,918,954		8,083,315		27,002,269
Precious Metals (1.1%)
Newmont Mining Corp.	44,530	2,751,954	18,200	1,124,760		3,876,714
Property – Casualty Insurers (2.4%)
ACE Ltd. (Cayman Islands)	5,200	284,700	1,560	85,410	6,760	370,110
Chubb Corp. (The)	22,750	2,146,462	9,560	901,986	32,310	3,048,448
St. Paul Travelers Companies, Inc. (The)	55,278	2,508,516	23,254	1,055,267	78,532	3,563,783
XL Capital Ltd. (Class A) (Cayman Islands)	17,700	1,197,582	7,540	510,156	25,240	1,707,738
		6,137,260		2,552,819		8,690,079

Morgan Stanley Balanced Growth Fund

Pro Forma Portfolio of Investments as of January 31, 2006

(unaudited)

	Morgan Stanley Balanced Growth		Morgan Stanley Balanced Income		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Restaurants (0.3%)
McDonald’s Corp.	19,840	$694,598	8,440	$295,484	28,280	$990,082
Semiconductors (1.2%)
Intel Corp.	74,150	1,577,170	31,590	671,919	105,740	2,249,089
Micron Technology, Inc.*	111,900	1,642,692	47,720	700,530	159,620	2,343,222
		3,219,862		1,372,449		4,592,311
Specialty Insurance (0.4%)
MGIC Investment Corp.	9,100	600,691	3,900	257,439	13,000	858,130
PMI Group, Inc. (The)	7,900	341,517	3,400	146,982	11,300	488,499
		942,208		404,421		1,346,629
Specialty Stores (0.2%)
Office Depot, Inc.*	16,800	556,920	7,200	238,680	24,000	795,600
Telecommunication Equipment (0.4%)
Motorola, Inc.	41,250	936,787	17,600	399,696	58,850	1,336,483
Tobacco (0.5%)
Altria Group, Inc.	19,340	1,399,056	8,230	595,358	27,570	1,994,414
Total Common Stocks (Cost $108,317,710, $45,395,123 and $153,712,833, respectively)		134,638,238		56,898,328		191,536,566

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
CORPORATE BONDS (12.3%)
Advertising/Marketing Services (0.1%)
WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	$105	$105,819	$190	$191,482	$295	$297,301
Aerospace & Defense (0.3%)
Northrop Grumman Corp.	4.079	11/16/06	105	104,334	235	233,510	340	337,844
Raytheon Co.	8.30	03/01/10	80	82,206	150	167,298	230	249,504
Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664	09/15/13	202	215,460	373	397,773	574	613,233
				402,000		798,581		1,200,581
Air Freight/Couriers (0.1%)
Fedex Corp.	2.65	04/01/07	95	92,407	225	218,860	320	311,267
Airlines (0.2%)
America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	117	123,464	334	352,753	451	476,217
Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	75	75,239	195	195,621	270	270,860
				198,703		548,374		747,077
Apparel/Footwear Retail (0.1%)
Limited Brands, Inc.	6.95	03/01/33	90	89,830	175	174,668	265	264,498
Beverages: Alcoholic (0.2%)
FBG Finance Ltd. – 144A** (Australia)	5.125	06/15/15	150	144,597	305	294,014	455	438,611
Miller Brewing Co. – 144A**	4.25	08/15/08	150	146,937	290	284,079	440	431,016
				291,534		578,093		869,627
Cable/Satellite TV (0.2%)
Comcast Cable Communications Inc.	6.75	01/30/11	95	100,168	135	142,345	230	242,513
Comcast Corp.	7.625	02/15/08	20	20,888	40	41,776	60	62,664
Cox Communications, Inc.	4.625	01/15/10	110	106,324	240	231,980	350	338,304
TCI Communications, Inc.	7.875	02/15/26	80	90,904	105	119,312	185	210,216
				318,284		535,413		853,697
Casino/Gaming (0.2%)
Harrah’s Operating Co., Inc.	5.625	06/01/15	220	215,456	360	352,564	580	568,020
Chemicals: Major Diversified (0.1%)
ICI Wilmington Inc.	4.375	12/01/08	70	68,063	170	165,295	240	233,358
Containers/Packaging (0.1%)
Sealed Air Corp. – 144A**	5.625	07/15/13	200	197,840	355	351,166	555	549,006
Department Stores (0.0%)
Federated Department Stores, Inc.	6.625	09/01/08	—	—	50	51,645	50	51,645
May Department Stores Co., Inc.	5.95	11/01/08	—	—	80	81,499	80	81,499
				—		133,144		133,144
Drugstore Chains (0.1%)
CVS Corp.	5.625	03/15/06	275	275,165	290	290,174	565	565,339

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

				Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate		Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Electric Utilities (1.6%)
Ameren Corp.	4.263%		05/15/07	$150	$148,167	$280	$276,579	$430	$424,746
Arizona Public Service Co.	5.80		06/30/14	145	146,779	305	308,743	450	455,522
Arizona Public Service Co.	6.75		11/15/06	45	45,519	75	75,866	120	121,385
Carolina Power & Light Co.	5.125		09/15/13	150	148,604	265	262,534	415	411,138
CC Funding Trust I	6.90		02/16/07	160	162,719	305	310,184	465	472,903
Cincinnati Gas & Electric Co.	5.70		09/15/12	75	76,216	145	147,351	220	223,567
Consolidated Natural Gas Co.	5.00		12/01/14	80	77,259	140	135,202	220	212,461
Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	110	115,611	230	241,733	340	357,344
Consumers Energy Co.	4.80		02/17/09	85	83,838	180	177,540	265	261,378
Detroit Edison Co. (The)	6.125		10/01/10	70	72,676	130	134,970	200	207,646
Entergy Gulf States, Inc.	3.60		06/01/08	55	52,899	90	86,561	145	139,460
Entergy Gulf States, Inc.	4.81	†	12/01/09	90	87,947	195	190,552	285	278,499
Exelon Corp.	6.75		05/01/11	80	84,908	165	175,123	245	260,031
FPL Group Capital Inc.	3.25		04/11/06	180	179,460	385	383,846	565	563,306
Pacific Gas & Electric Co.	6.05		03/01/34	145	148,139	270	275,844	415	423,983
Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	30	29,195	70	68,121	100	97,316
Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	100	98,369	220	216,411	320	314,780
Texas Eastern Transmission, LP	7.00		07/15/32	75	86,142	155	178,027	230	264,169
Wisconsin Electric Power Co.	3.50		12/01/07	110	107,047	205	199,497	315	306,544
					1,951,494		3,844,684		5,796,178
Electrical Products (0.2%)
Cooper Industries Inc.	5.25		07/01/07	125	125,183	240	240,350	365	365,533
Cooper Industries Inc. – 144A**	5.25		11/15/12	135	134,768	245	244,579	380	379,347
					259,951		484,929		744,880
Electronics/Appliances (0.1%)
LG Electronics Inc. – 144A** (South Korea)	5.00		06/17/10	80	78,144	160	156,288	240	234,432
Finance/Rental/Leasing (1.2%)
CIT Group, Inc.	2.875		09/29/06	100	98,730	240	236,951	340	335,681
CIT Group, Inc.	4.75		08/15/08	100	99,456	190	188,967	290	288,423
CIT Group, Inc.	7.375		04/02/07	50	51,311		—	50	51,311
Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	210	201,443	390	374,109	600	575,552
MBNA Corp.	4.721	†	05/05/08	180	181,547	375	378,224	555	559,771
MBNA Corp.	6.125		03/01/13	150	157,895	260	273,684	410	431,579
Nationwide Building Society – 144A** (United Kingdom)	4.25		02/01/10	200	194,312	385	374,051	585	568,363
Residential Capital Corp.	6.375		06/30/10	295	302,684	560	574,586	855	877,270
SLM Corp.	4.00		01/15/10	105	100,795	200	191,990	305	292,785
SLM Corp. (Series MTNA)	5.00		10/01/13	160	156,262	320	312,524	480	468,786
					1,544,435		2,905,086		4,449,521

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

				Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate		Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Financial Conglomerates (1.0%)
Associates Corp. of North America	6.25%		11/01/08	$500	$516,440	$500	$516,440	$1,000	$1,032,880
Bank One Corp. (Series MTNA)	6.00		02/17/09	180	183,762	230	234,807	410	418,569
Chase Manhattan Corp	6.00		02/15/09	170	174,026	370	378,763	540	552,789
Chase Manhattan Corp	7.00		11/15/09	10	10,648	80	85,180	90	95,828
Citigroup Inc.	5.75		05/10/06	—	—	255	255,663	255	255,663
Citigroup Inc.	6.00		02/21/12	—	—	125	130,822	125	130,822
General Electric Capital Corp.	4.25		12/01/10	100	96,688	165	159,536	265	256,224
General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	215	250,506	450	524,315	665	774,821
					1,232,070		2,285,526		3,517,596
Food Retail (0.2%)
Kroger Co.	7.50		04/01/31	185	207,124	355	397,455	540	604,579
Food: Major Diversified (0.2%)
Conagra Foods, Inc.	7.00		10/01/28	60	63,414	100	105,691	160	169,105
Conagra, Inc.	8.25		09/15/30	65	78,274	130	156,547	195	234,821
Heinz (H.J.) Co. – 144A**	6.428		12/01/08	85	87,535	155	159,623	240	247,158
Kraft Foods Inc.	5.25		06/01/07	—	—	115	115,171	115	115,171
					229,223		537,032		766,255
Forest Products (0.0%)
Weyerhaeuser Co.	6.125		03/15/07	—	—	19	19,157	19	19,157
Gas Distributors (0.3%)
NiSource Finance Corp.	4.95	†	11/23/09	90	90,385	195	195,834	285	286,219
Ras Laffan Liquid Natural Gas Co. Ltd. – 144A** (Qatar)	8.294		03/15/14	120	137,865	295	338,918	415	476,783
Sempra Energy	4.621		05/17/07	90	89,428	180	178,856	270	268,284
					317,678		713,608		1,031,286
Home Furnishings (0.1%)
Mohawk Industries Inc.	6.125		01/15/16	95	95,700	180	181,327	275	277,027
Mohawk Industries, Inc. (Series D)	7.20		04/15/12	85	90,111	155	164,319	240	254,430
					185,811		345,646		531,457
Hotels/Resorts/Cruiselines (0.1%)
Hyatt Equities LLC – 144A**	6.875		06/15/07	120	122,039	305	310,183	425	432,222
Household/Personal Care (0.1%)
Clorox Co. (The)	4.614	†	12/14/07	165	165,387	350	350,820	515	516,207
Industrial Conglomerates (0.1%)
Textron Financial Corp.	4.125		03/03/08	95	93,463	200	196,763	295	290,226
Textron Financial Corp.	5.125		02/03/11	90	89,969	130	129,955	220	219,924
					183,432		326,718		510,150
Insurance Brokers/Services (0.5%)
Farmers Exchange Capital – 144A**	7.05		07/15/28	355	370,568	670	699,382	1,025	1,069,950
Marsh & McLennan Companies, Inc.	5.375		07/15/14	240	234,583	480	469,166	720	703,749
					605,151		1,168,548		1,773,699

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Investment Banks/Brokers (0.1%)
Goldman Sachs Group Inc. (The)	5.25%	10/15/13	$65	$64,421		—	$65	$64,421
Goldman Sachs Group Inc. (The)	6.60	01/15/12	115	122,779	$345	$368,336	460	491,115
				187,200		368,336		555,536
Major Banks (0.3%)
Bank of New York Co., Inc. (The)	5.20	07/01/07	50	50,149	120	120,357	170	170,506
Bank of New York Co., Inc. (The) (Series BKNT)	3.80	02/01/08		—	250	244,671	250	244,671
HSBC Finance Corp.	6.75	05/15/11	65	69,445	225	240,386	290	309,831
Huntington National Bank (Series BKNT)	4.375	01/15/10		—	250	243,378	250	243,378
				119,594		848,792		968,386
Major Telecommunications (0.8%)
Deutsche Telekom International Finance Corp. NV (Netherlands)	8.25	06/15/30	165	206,456	320	400,399	485	606,855
France Telecom S.A. (France)	8.75	03/01/31	155	203,162	315	412,878	470	616,040
SBC Communications, Inc.	6.15	09/15/34	95	93,845	185	182,752	280	276,597
Sprint Capital Corp.	8.75	03/15/32	40	52,466	70	91,815	110	144,281
Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	85	82,336	190	184,045	275	266,381
Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	125	118,850	225	213,931	350	332,781
Verizon New England Inc.	6.50	09/15/11	275	282,914	300	308,633	575	591,547
				1,040,029		1,794,453		2,834,482
Managed Health Care (0.1%)
Anthem, Inc.	6.80	08/01/12	—	—	30	32,480	30	32,480
WellPoint Health Networks Inc.	6.375	06/15/06	100	100,523	345	346,803	445	447,326
WellPoint Inc.	3.75	12/14/07	30	29,314		—	30	29,314
				129,837		379,283		509,120
Media Conglomerates (0.1%)
News America Holdings, Inc.	7.75	02/01/24	60	66,833	90	100,249	150	167,082
News America Inc.	7.125	04/08/28	20	21,242		—	20	21,242
News America Inc.	7.28	06/30/28	30	32,355	115	124,028	145	156,383
News America Inc. – 144A**	6.40	12/15/35	30	29,973	50	49,955	80	79,928
				150,403		274,232		424,635
Medical Specialties (0.1%)
Baxter Finco BV – 144A** (Netherlands)	4.75	10/15/10	155	152,373	300	294,915	455	447,288
Motor Vehicles (0.1%)
DaimlerChrysler North American Holdings Co.	8.50	01/18/31	105	127,684	145	176,326	250	304,010
Multi-Line Insurance (0.6%)
AIG Sun America Global Finance VI – 144A**	6.30	05/10/11	355	375,343	735	777,119	1,090	1,152,462

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
American General Finance Corp. (Series MTNF)	5.875%	07/14/06	$170	$165,741	$190	$190,923	$360	$356,664
American General Finance Corp. (Series MTNH)	4.625	09/01/10	20	19,791	130	126,743	150	146,534
AXA Financial Inc.	6.50	04/01/08	40	41,351	85	87,871	125	129,222
Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	50	49,599	120	119,037	170	168,636
International Lease Finance Corp.	3.75	08/01/07	55	53,955	135	132,435	190	186,390
				705,780		1,434,128		2,139,908
Other Metals/Minerals (0.1%)
Brascan Corp. (Canada)	7.125	06/15/12	125	135,399	235	254,551	360	389,950
Property – Casualty Insurers (0.6%)
Mantis Reef Ltd. – 144A** (Australia)	4.692	11/14/08	200	196,177	460	451,207	660	647,384
Platinum Underwriters Finance Holdings, Ltd.	6.371	11/16/07	115	115,168	220	220,322	335	335,490
Platinum Underwriters Finance Holdings, Ltd.	7.50	06/01/17	90	92,019	175	178,925	265	270,944
St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	155	154,616	315	314,220	470	468,836
XLLIAC Global Funding – 144A**	4.80	08/10/10	210	206,698	420	413,396	630	620,094
				764,678		1,578,070		2,342,748
Publishing: Newspapers (0.1%)
Knight Ridder, Inc.	5.75	09/01/17	105	90,100	195	167,329	300	257,429
Pulp & Paper (0.1%)
Sappi Papier Holding AG – 144A** (Austria)	6.75	06/15/12	95	89,135	195	182,960	290	272,095
Railroads (0.4%)
Burlington North Santa Fe Railway Co.	4.575	01/15/21	70	67,408	153	146,712	223	214,120
Burlington North Santa Fe Railway Co.	6.125	03/15/09	110	113,430	190	195,924	300	309,354
Norfolk Southern Corp.	7.35	05/15/07	85	87,518	175	180,183	260	267,701
Union Pacific Corp.	3.625	06/01/10	—	—	105	98,872	105	98,872
Union Pacific Corp.	6.625	02/01/08	60	61,800	35	36,050	95	97,850
Union Pacific Corp. – 144A**	5.214	09/30/14	55	58,350	100	99,299	155	157,649
Union Pacific Corp. (Series MTNE)	6.79	11/09/07	40	41,183	110	113,254	150	154,437
				429,689		870,294		1,299,983
Real Estate Development (0.3%)
World Financial Properties – 144A**	6.91	09/01/13	326	342,131	395	413,976	721	756,107
World Financial Properties – 144A**	6.95	09/01/13	—	—	389	407,633	389	407,633
				342,131		821,609		1,163,740
Real Estate Investment Trusts (0.1%)
EOP Operating L.P.	6.763	06/15/07	—	—	185	188,267	185	188,267
EOP Operating L.P.	4.75	03/15/14	10	9,429	—	—	10	9,429
EOP Operating L.P.	7.875	07/15/31	80	93,206	—	—	80	93,206
				102,635		188,267		290,902

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Regional Banks (0.2%)
Marshall & Ilsley Bank (Series BKNT)	3.80%	02/08/08	$240	$235,499	$465	$456,278	$705	$691,777
Savings Banks (0.5%)
Household Finance Corp.	4.125	12/15/08	85	82,875	195	190,124	280	272,999
Household Finance Corp.	5.875	02/01/09	105	107,308	70	71,539	175	178,847
Household Finance Corp.	6.375	10/15/11	45	47,444	105	110,703	150	158,147
Household Finance Corp.	6.40	06/17/08	115	118,331	230	236,662	345	354,993
Sovereign Bank (Series CD)	4.00	02/01/08	100	98,170	100	98,170	200	196,340
Washington Mutual Bank	5.50	01/15/13	95	95,248	195	195,510	290	290,758
Washington Mutual Inc.	8.25	04/01/10	115	127,342	230	254,683	345	382,025
				676,718		1,157,391		1,834,109
Trucks/Construction/Farm Machinery (0.2%)
Caterpillar Financial Services Corp. (Series MTNF)	3.625	11/15/07	40	39,101	70	68,427	110	107,528
Caterpillar Financial Services Corp. (Series MTNF)	4.44†	08/20/07	185	185,422	340	340,776	525	526,198
				224,523		409,203		633,726
Wireless Telecommunications (0.1%)
Vodafone Group PLC (United Kingdom)	4.611†	12/28/07	150	150,045	285	285,086	435	435,131
Total Corporate Bonds (Cost $15,073,921, $30,032,446 and $45,106,367, respectively)				15,190,492		30,124,997		45,315,489
FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
United Mexican States (Mexico)	8.375	01/14/11	60	68,250	160	182,000	220	250,250
United Mexican States (Mexico) (Series MTN)	8.30	08/15/31	20	25,250	—	—	20	25,250
Total Foreign Government Obligations (Cost $91,824, $182,604 and $274,428, respectively)				93,500		182,000		275,500
U.S. GOVERNMENT OBLIGATIONS (18.1%)
U.S. Treasury Bonds
	6.375	08/15/27	225	274,298	0	0	225	274,298
	7.625	02/15/25	4,200	5,704,125	5,000	6,790,625	9,200	12,494,750
	8.125	08/15/19– 08/15/21	3,705	5,044,554	7,100	9,714,038	7,100	14,758,592
U.S. Treasury Notes
	1.625	02/28/06	280	279,530			280	279,530
	3.875	02/15/13	2,400	2,306,158			2,400	2,306,158
	4.25	08/15/13– 11/15/13	9,855	9,674,668	19,565	19,207,050	29,420	28,881,718
	4.625	05/15/06	120	120,066			120	120,066

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
U.S. Treasury Strips
	0.00%	08/15/20– 02/15/27	$4,250	$1,858,913	$13,695	$5,900,547	$17,945	$7,759,460
Total U.S. Government Obligations (Cost $24,844,295, $40,422,790 and $65,267,085, respectively)				25,262,312		41,612,260		66,874,572
MORTGAGE-BACKED SECURITIES (5.5%)
Federal Home Loan Mortgage Corp. Gold
	6.50	01/01/31	—	—	155	159,592	155	159,592
	7.50	06/11/11– 06/01/32	76	79,379	411	431,701	487	511,080
Federal National Mortgage Assoc.
	6.50	07/01/32– 06/01/33	235	241,666	761	781,885	996	1,023,551
	7.00	07/01/11– 11/01/35	2,821	2,935,441	5,356	5,568,272	8,177	8,503,713
	7.50	08/01/23– 07/01/32	632	662,842	493	517,223	1,125	1,180,065
	8.00	05/01/24– 02/01/32	359	384,125	536	572,637	895	956,762
	9.50	12/01/20	16	17,445	—	—	16	17,445
Federal National Mortgage Assoc. (ARM)
	4.84	01/01/36	1,148	1,179,725	2,146	2,205,574	3,294	3,385,299
	4.603	07/01/33	291	291,073	571	570,951	862	862,024
	5.002	01/01/36	1,173	1,205,786	2,121	2,180,677	3,294	3,386,463
Government National Mortgage Assoc.
	7.50	08/15/25– 06/15/27	93	98,492	101	106,305	194	204,797
	8.00	04/15/26– 08/15/26	112	120,635	64	68,877	176	189,512
Total Mortgage-Backed Securities
(Cost $7,200,826, $13,195,899 and $20,396,725, respectively)				7,216,609		13,163,694		20,380,303
ASSET-BACKED SECURITIES (8.3%)
Finance/Rental/Leasing
American Express Credit Account Master Trust 2002-3 A	4.58†	12/15/09	300	300,591	700	701,379	1,000	1,001,970
American Express Credit Account Master Trust 2003-3 A	4.58†	11/15/10	600	601,700	1,275	1,278,612	1,875	1,880,312
Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	350	345,624	725	715,935	1,075	1,061,559
Capital Auto Receivables Asset Trust 2004-2 A	3.35	02/15/08	175	172,906	425	419,915	600	592,821
Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	350	346,062	725	716,843	1,075	1,062,905
Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	300	296,343	650	642,077	950	938,420

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

				Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate		Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Chase Credit Card Master Trust 2001-4 A	5.50%		11/17/08	$335	$336,123	$315	$316,056	$650	$652,179
CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	141	138,722	282	277,444	422	416,166
CNH Equipment Trust 2005-A A3	4.02		04/15/09	225	222,479	475	469,678	700	692,157
CNH Equipment Trust 2005-B A3	4.27		01/15/10	450	444,968	900	889,936	1,350	1,334,904
Daimler Chrysler Auto Trust 2005-B A3	4.04		09/08/09	275	271,910	575	568,539	850	840,449
Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	225	223,216	475	471,234	700	694,450
GE Dealer Floorplan Master Note Trust 2004-1 A	4.54	†	07/20/08	250	250,165	550	550,362	800	800,527
GE Equipment Small Ticket LLC 2005-2A	4.88		10/22/09	375	374,658	700	699,362	1,075	1,074,020
Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	400	391,974	900	881,942	1,300	1,273,916
Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	250	246,000	525	516,600	775	762,600
Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	150	148,540	—	—	150	148,540
Hertz Vehicle Financing LLC 2005-2A	4.93		02/25/10	225	224,578	425	424,203	650	648,781
Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	200	197,672	400	395,344	600	593,016
Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	325	320,272	650	640,543	975	960,815
Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	300	299,923	575	574,853	875	874,776
Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	225	221,760	450	443,520	675	665,280
MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	150	154,516	140	144,215	290	298,731
Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	400	395,229	800	790,458	1,200	1,185,687
National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	275	265,041	575	554,178	850	819,219
Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	400	395,270	825	815,245	1,225	1,210,515
TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	75	74,045	175	172,771	250	246,816
USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	450	441,023	950	931,048	1,400	1,372,071
USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	400	394,720	900	888,120	1,300	1,282,840
USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	275	271,865	575	568,445	850	840,310
Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	250	247,595	500	495,191	750	742,786
Volkswagen Auto Loan Enhanced Trust	4.80		07/20/09	375	374,451	750	748,901	1,125	1,123,352
Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	150	147,941	325	320,538	475	468,479
Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	200	197,758	400	395,516	600	593,274
Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	300	299,548	575	574,133	875	873,681

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

				Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Combined
	Coupon Rate		Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
World Omni Auto Receivables Trust 2004-A A3	3.29%		11/12/08	$150	$148,490	$300	$296,979	$450	$445,469
Total Asset-Backed Securities (Cost $10,262,772, $20,462,316 and $30,725,088, respectively)					10,183,678		20,290,115		30,473,793
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	4.68	†	09/25/45	412	412,784	800	801,286	1,212	1,214,070
Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	759	233,042	1,518	466,084	2,277	699,126
Total Collateralized Mortgage Obligations (Cost $545,712, $1,067,183 and $1,612,895, respectively)					645,826		1,267,370		1,913,196
SHORT-TERM INVESTMENTS (2.8%)
U.S. Government Obligation (a) (0.2%)
U.S. Treasury Bill*** (Cost $245,207, $392,332 and $637,539, respectively)	4.26		07/01/36	250	245,208	400	392,332	650	637,540
Repurchase Agreement (2.6%)
Joint repurchase agreement account (dated 01/31/06; proceeds $6,192,765, $3,265,403 and $9,458,168, respectively) (b) (Cost $6,192,000, $3,265,000 and $9,457,000, respectively)	4.445		02/01/06	6,192	6,192,000	3,265	3,265,000	9,457	9,457,000
Total Short-Term Investments (Cost $6,437,207, 3,657,332 and $10,094,539, respectively)					$6,437,208		$3,657,332		$10,094,540
Total Investments (Cost $172,774,267, $154,415,693 and $327,189,960, respectively) (c) (d)				99.6%	199,667,863		167,196,096		366,863,959
Other Assets and Liabilities				0.4	268,593		1,301,779		1,570,372
Net Assets				100.0%	$199,936,456		$168,497,875		$368,434,331

Morgan Stanley Balanced Growth Fund
Pro-forma Portfolio of Investments as of January 31, 2006
(unaudited)

ADR	American Depositary Receipt.

ARM	Adjustable Rate Mortgage.

IO	Interest-only security.

*	Non-income producing security.

**	Resale is restricted to qualified institutional investors.

***	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $38,850, $56,520 and $95,370, respectively.

†	Floating rate security; rate shown is the rate in effect at January 31, 2006.

(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)	Collateralized by federal agency and U.S. Treasury obligations.

(c)	Securities have been designated as collateral in an amount equal to $11,583,999, $18,733,585 and $30,317,584, respectively, in connection with open futures contracts and securities purchased on a forward commitment basis.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Balanced Growth Fund	$31,119,837	$4,226,241	$26,893,596
Balanced Income Fund	15,496,824	2,716,421	12,780,403
Combined	$46,616,661	$6,942,662	$39,673,999

Futures Contracts Open At January 31, 2006:

Number of Contracts	Long/ Short	Description, Delivery Month and Year	Underlying Face Amount At Value	Unrealized Appreciation/ (Depreciation)
Balanced Growth Fund
18	Short	U.S. Treasury Bonds 20 Year, March 2006	$(2,031,188)	$(14,426)
38	Short	U.S. Treasury Notes, 2 Year, March 2006	(7,784,063)	16,050
12	Short	U.S. Treasury Notes, 5 Year, March 2006	(1,268,813)	108
2	Short	U.S. Treasury Notes, 5 Year, June 2006	(211,375)	174
3	Short	U.S. Treasury Notes, 10 Year, March 2006	(325,313)	(8)
		Net Unrealized Appreciation		$1,898
Balanced Income Fund
31	Short	U.S. Treasury Bonds 20 Year, March 2006	$(3,498,156)	$(27,930)
71	Short	U.S. Treasury Notes, 2 Year, March 2006	(14,543,907)	27,440
4	Long	U.S. Treasury Notes, 5 Year, March 2006	422,938	(12)
3	Short	U.S. Treasury Notes, 10 Year, March 2006	(325,313)	(8)
		Net Unrealized Depreciation		$(510)
Combined Fund
49	Short	U.S. Treasury Bonds 20 Year, March 2006	$(5,529,344)	$(42,356)
109	Short	U.S. Treasury Notes, 2 Year, March 2006	(22,327,970)	43,490
4	Long	U.S. Treasury Notes, 5 Year, March 2006	422,938	(12)
12	Short	U.S. Treasury Notes, 5 Year, March 2006	(1,268,813)	108
2	Short	U.S. Treasury Notes, 5 Year, June 2006	(211,375)	174
6	Short	U.S. Treasury Notes, 10 Year, March 2006	(650,626)	(16)
		Net Unrealized Appreciation		$1,388

See Notes to Pro-Forma Financial Statements.

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
COMMON STOCKS (64.6%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.	24,330	$1,511,623	15,470	$961,151	39,800	$2,472,774
Raytheon Co.	35,800	1,466,726	23,770	973,857	59,570	2,440,583
		2,978,349		1,935,008		4,913,357
Beverages: Alcoholic (0.5%)
Diageo PLC (ADR) (United Kingdom)	18,150	1,089,363	11,750	705,235	29,900	1,794,598
Beverages: Non-Alcoholic (1.0%)
Coca-Cola Co. (The)	50,100	2,073,138	32,500	1,344,850	82,600	3,417,988
Biotechnology (0.8%)
Chiron Corp.*	36,400	1,659,840	22,900	1,044,240	59,300	2,704,080
Broadcasting (1.2%)
Clear Channel Communications, Inc.	87,680	2,566,394	56,150	1,643,510	143,830	4,209,904
Casinos/Gaming (0.0%)
Fitzgeralds Gaming Corp. † (a)	—	—	4,685	—	4,685	—
Chemicals: Major Diversified (2.5%)
Bayer AG (ADR) (Germany)	94,590	3,954,808	62,080	2,595,565	156,670	6,550,373
Dow Chemical Co. (The)	25,060	1,060,038	16,960	717,408	42,020	1,777,446
Lanxess (Germany)	—	—	7,618	240,996	7,618	240,996
		5,014,846		3,553,969		8,568,815
Computer Processing Hardware (0.6%)
Hewlett-Packard Co.	40,000	1,247,200	26,600	829,388	66,600	2,076,588
Department Stores (0.5%)
Kohl’s Corp.*	23,950	1,063,141	15,550	690,264	39,500	1,753,405
Discount Stores (1.0%)
Wal-Mart Stores, Inc.	43,450	2,003,480	28,050	1,293,385	71,500	3,296,865
Electric Utilities (2.2%)
American Electric Power Co., Inc.	38,700	1,444,284	24,900	929,268	63,600	2,373,552
Entergy Corp.	25,010	1,738,445	16,340	1,135,793	41,350	2,874,238
FirstEnergy Corp.	29,790	1,492,479	19,160	959,916	48,950	2,452,395
		4,675,208		3,024,977		7,700,185
Finance/Rental/Leasing (1.3%)
Freddie Mac	39,050	2,649,933	25,510	1,731,109	64,560	4,381,042
Financial Conglomerates (4.6%)
Citigroup, Inc.	75,120	3,499,090	45,993	2,333,332	121,113	5,832,422
JPMorgan Chase & Co.	114,154	4,537,621	72,032	2,863,272	186,186	7,400,893
State Street Corp.	25,800	1,559,868	16,500	997,590	42,300	2,557,458
		9,596,579		6,194,194		15,790,773

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Food: Major Diversified (1.6%)
Unilever N.V. (ADR) (NY Registered Shares) (Netherlands)	46,450	$3,260,790	30,150	$2,116,530	76,600	$5,377,320
Food: Specialty/Candy (0.6%)
Cadbury Schweppes PLC (ADR) (United Kingdom)	34,100	1,358,203	22,400	892,192	56,500	2,250,395
Household/Personal Care (0.7%)
Avon Products, Inc.	11,150	315,768	7,250	205,320	18,400	521,088
Procter & Gamble Co. (The)	18,550	1,098,716	11,900	704,837	30,450	1,803,553
		1,414,484		910,157		2,324,641
Industrial Conglomerates (3.1%)
General Electric Co.	96,300	3,153,825	60,760	1,989,890	157,060	5,143,715
Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	28,680	1,126,264	18,076	709,845	46,756	1,836,109
Siemens AG (ADR) (Germany)	26,000	2,381,600	16,600	1,520,560	42,600	3,902,160
		6,661,689		4,220,295		10,881,984
Insurance Brokers/Services (0.9%)
Marsh & McLennan Companies, Inc.	64,390	1,956,812	42,500	1,303,731	106,890	3,260,543
Integrated Oil (3.8%)
BP PLC (ADR) (United Kingdom)	31,220	2,257,518	20,120	1,454,877	51,340	3,712,395
ConocoPhillips	34,520	2,233,444	22,236	1,438,669	56,756	3,672,113
Exxon Mobil Corp.	14,940	937,485	9,620	603,655	24,560	1,541,140
Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	36,470	2,483,972	23,400	1,593,774	59,870	4,077,746
		7,912,419		5,090,975		13,003,394
Investment Banks/Brokers (3.3%)
Goldman Sachs Group, Inc. (The)	7,000	988,750	4,550	642,687	11,550	1,631,437
Merrill Lynch & Co., Inc.	53,310	4,001,982	34,300	2,574,901	87,610	6,576,883
Schwab (Charles) Corp. (The)	131,700	1,947,843	83,300	1,232,007	215,000	3,179,850
		6,938,575		4,449,595		11,388,170
Life/Health Insurance (0.3%)
Aegon N.V. (NY Registered Shares) (Netherlands)	35,600	574,584	23,400	377,676	59,000	952,260
Major Banks (1.9%)
Bank of America Corp.	53,375	2,360,776	33,089	1,463,526	86,464	3,824,302
PNC Financial Services Group	24,600	1,595,556	15,790	1,024,139	40,390	2,619,695
		3,956,332		2,487,665		6,443,997
Major Telecommunications (3.4%)
France Telecom S.A. (ADR) (France)	61,100	1,391,858	40,300	918,034	101,400	2,309,892
Sprint Nextel Corp.	139,156	3,185,281	91,026	2,083,585	230,182	5,268,866
Verizon Communications Inc.	80,680	2,554,329	53,110	1,681,463	133,790	4,235,792
		7,131,468		4,683,082		11,814,550

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Managed Health Care (1.0%)
CIGNA Corp.	17,300	$2,103,680	11,700	$1,422,720	29,000	$3,526,400
Media Conglomerates (3.4%)
CBS Corp. (Class B)	25,050	654,556	16,050	419,387	41,100	1,073,943
Disney (Walt) Co. (The)	84,330	2,134,392	55,420	1,402,680	139,750	3,537,072
Time Warner, Inc.	189,600	3,323,688	124,820	2,188,095	314,420	5,511,783
VIACOM INC. – CL B	25,050	1,039,074	16,050	665,754	41,100	1,704,828
		7,151,710		4,675,916		11,827,626
Medical Specialties (1.2%)
Applera Corp. – Applied Biosystems Group	21,300	603,642	13,800	391,092	35,100	994,734
Bausch & Lomb, Inc.	20,550	1,388,152	13,290	897,740	33,840	2,285,892
Boston Scientific Corp.*	21,100	461,457	14,000	306,180	35,100	767,637
		2,453,251		1,595,012		4,048,263
Motor Vehicles (0.6%)
Honda Motor Co., Ltd. (ADR) (Japan)	41,890	1,191,770	27,550	783,797	69,440	1,975,567
Multi-Line Insurance (0.6%)
Hartford Financial Services Group, Inc. (The)	15,530	1,277,032	9,790	805,032	25,320	2,082,064
Oil & Gas Pipelines (0.2%)
Williams Companies, Inc. (The)	—	—	34,000	810,560	34,000	810,560
Oil Refining/Marketing (0.4%)
Valero Energy Corp.	14,480	903,986	9,280	579,350	23,760	1,483,336
Oilfield Services/Equipment (1.7%)
Schlumberger Ltd. (Netherlands Antilles)	26,970	3,437,327	18,210	2,320,865	45,180	5,758,192
Packaged Software (1.3%)
Symantec Corp.*	151,200	2,779,056	99,100	1,821,458	250,300	4,600,514
Pharmaceuticals: Major (9.0%)
Bristol-Myers Squibb Co.	142,220	3,241,194	92,990	2,119,242	235,210	5,360,436
GlaxoSmithKline PLC (ADR) (United Kingdom)	24,700	1,265,628	16,200	830,088	40,900	2,095,716
Lilly (Eli) & Co.	39,200	2,219,504	25,200	1,426,824	64,400	3,646,328
Pfizer, Inc.	78,900	2,026,152	53,300	1,368,744	132,200	3,394,896
Roche Holdings Ltd. (ADR) (Switzerland)	43,760	3,362,956	28,720	2,207,132	72,480	5,570,088
Sanofi-Aventis (ADR) (France)	36,700	1,688,200	23,660	1,088,360	60,360	2,776,560
Schering-Plough Corp.	155,080	2,969,782	101,870	1,950,811	256,950	4,920,593
Wyeth	46,390	2,145,538	29,340	1,356,975	75,730	3,502,513
		18,918,954		12,348,176		31,267,130
Precious Metals (1.3%)
Newmont Mining Corp.	44,530	2,751,954	29,000	1,792,200	73,530	4,544,154
Property – Casualty Insurers (2.9%)
ACE Ltd. (Cayman Islands)	5,200	284,700	3,900	213,525	9,100	498,225
Chubb Corp. (The)	22,750	2,146,462	14,910	1,406,759	37,660	3,553,221
St. Paul Travelers Companies, Inc. (The)	55,278	2,508,516	35,670	1,618,705	90,948	4,127,221
XL Capital Ltd. (Class A) (Cayman Islands)	17,700	1,197,582	11,800	798,388	29,500	1,995,970
		6,137,260		4,037,377		10,174,637

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Restaurants (0.3%)
McDonald’s Corp.	19,840	$694,598	13,190	$461,782	33,030	$1,156,380
Semiconductors (1.5%)
Intel Corp.	74,150	1,577,170	49,250	1,047,547	123,400	2,624,717
Micron Technology, Inc.*	111,900	1,642,692	72,100	1,058,428	184,000	2,701,120
		3,219,862		2,105,975		5,325,837
Specialty Insurance (0.5%)
MGIC Investment Corp.	9,100	600,691	5,800	396,060	14,900	996,751
PMI Group, Inc. (The)	7,900	341,517	5,100	229,119	13,000	570,636
		942,208		625,179		1,567,387
Specialty Stores (0.3%)
Office Depot, Inc.*	16,800	556,920	10,800	358,020	27,600	914,940
Telecommunication Equipment (0.5%)
Motorola, Inc.	41,250	936,787	27,417	622,640	68,667	1,559,427
Tobacco (0.7%)
Altria Group, Inc.	19,340	1,399,056	16,090	932,463	35,430	2,331,519
Total Common Stocks
(Cost $108,317,710, $74,728,059 and $183,045,769, respectively)		134,638,238		88,620,549		223,258,787
CONVERTIBLE PREFERRED STOCKS (3.8%)
Electric Utilities (0.8%)
FPL Group, Inc. $4.00	—	—	47,000	2,923,400	47,000	2,923,400
Financial Conglomerates (0.5%)
Citigroup Funding Inc. (Series GNW)	—	—	57,000	1,798,635	57,000	1,798,635
Investment Banks/Brokers (0.5%)
Lehman Brothers Holdings Inc. (Series GIS) $1.5625	—	—	62,000	1,608,280	62,000	1,608,280
Life/Health Insurance (0.6%)
MetLife, Inc. (Series B) $1.5938	—	—	72,000	1,980,000	72,000	1,980,000
Pharmaceuticals: Major (0.4%)
Schering-Plough Corp. $3.00	—	—	25,500	1,307,640	25,500	1,307,640
Property/Casualty Insurance (0.5%)
Travelers Property Casualty Corp. $1.125	—	—	70,000	1,782,900	70,000	1,782,900
Telecommunications Equipment (0.5%)
Lucent Technologies Capital Trust $77.50	—	—	1,800	1,746,000	1,800	1,746,000
Total Convertible Preferred Stocks
(Cost $0, $12,297,475 and $12,297,475, respectively)		—		13,146,855		13,146,855

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
CORPORATE BONDS (10.2%)
Advertising/Marketing Services (0.0%)
WPP Finance (UK) Corp. – (United Kingdom)	5.875%	06/15/14	$105	$105,819	—	—	$105	$105,819
Aerospace & Defense (0.1%)
Northrop Grumman Corp.	4.079	11/16/06	105	104,334	—	—	105	104,334
Raytheon Co.	6.15	11/01/08	80	82,206	—	—	80	82,206
Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664	09/15/13	202	215,460	—	—	202	215,460
				402,000		—		402,000
Agricultural Commodities/ Milling (0.7%)
Corn Products International Inc.	8.25	07/15/07	—	—	$2,250	$2,341,361	2,250	2,341,361
Air Freight/Couriers (0.0%)
Fedex Corp.	2.65	04/01/07	95	92,407		—	95	92,407
Airlines (0.1%)
America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	117	123,464	—	—	117	123,464
Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	75	75,239	—	—	75	75,239
				198,703		—		198,703
Apparel/Footwear Retail (0.7%)
Tommy Hilfiger USA Inc.	6.85	06/01/08	—	—	2,250	2,317,500	2,250	2,317,500
Limited Brands, Inc.	6.95	03/01/33	90	89,830	—	—	90	89,830
				89,830		2,317,500		2,407,330
Beverages: Alcoholic (0.1%)
FBG Finance Ltd. – 144A** (Australia)	5.125	06/15/15	150	144,597	—	—	150	144,597
Miller Brewing Co. – 144A**	4.25	08/15/08	150	146,937	—	—	150	146,937
				291,534		—		291,534
Broadcasting (0.9%)
Clear Channel Communications, Inc.	8.00	11/01/08	—	—	2,800	2,973,348	2,800	2,973,348
Cable/Satellite TV (0.1%)
Comcast Cable Communications Inc.	6.75	01/30/11	95	100,168	—	—	95	100,168
Comcast Corp.	7.625	02/15/08	20	20,888	—	—	20	20,888
Cox Communications, Inc.	4.625	01/15/10	110	106,324	—	—	110	106,324
CSC Holdings, Inc.	7.625	07/15/18	—	—	125	120,000	125	120,000
TCI Communications, Inc.	7.875	02/15/26	80	90,904	—	—	80	90,904
				318,284		120,000		438,284
Casino/Gaming (0.1%)
Harrah’s Operating Co., Inc.	5.625	06/01/15	220	215,456	—	—	220	215,456
Chemicals: Major Diversified (0.0%)
ICI Wilmington Inc.	4.375	12/01/08	70	68,063	—	—	70	68,063
Containers/Packaging (0.1%)
Sealed Air Corp. – 144A**	5.625	07/15/13	200	197,840	—	—	200	197,840
Drugstore Chains (0.1%)
CVS Corp.	5.625	03/15/06	275	275,165	—	—	275	275,165

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Electric Utilities (0.7%)
Ameren Corp.	4.263%	05/15/07	$150	$148,167	—	—	$150	$148,167
Arizona Public Service Co.	5.80	06/30/14	145	146,779	—	—	145	146,779
Arizona Public Service Co.	6.75	11/15/06	45	45,519	—	—	45	45,519
Carolina Power & Light Co.	5.125	09/15/13	150	148,604	—	—	150	148,604
CC Funding Trust I	6.90	02/16/07	160	162,719	—	—	160	162,719
Cincinnati Gas & Electric Co.	5.70	09/15/12	75	76,216	—	—	75	76,216
CMS Energy Corp.	7.50	01/15/09	—	—	$100	$103,500	100	103,500
Consolidated Natural Gas Co.	5.00	12/01/14	80	77,259	—	—	80	77,259
Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	110	115,611	—	—	110	115,611
Consumers Energy Co.	4.80	02/17/09	85	83,838	—	—	85	83,838
Detroit Edison Co. (The)	6.125	10/01/10	70	72,676	—	—	70	72,676
Entergy Gulf States, Inc.	3.60	06/01/08	55	52,899	—	—	55	52,899
Entergy Gulf States, Inc.	4.81	12/01/09	90	87,947	—	—	90	87,947
Exelon Corp.	6.75	05/01/11	80	84,908	—	—	80	84,908
FPL Group Capital Inc.	3.25	04/11/06	180	179,460	—	—	180	179,460
MidAmerican Energy Holdings	7.63	10/15/07	—	—	50	51,944	50	51,944
Niagara Mohawk Power (Series G)	7.75	10/01/08	—	—	175	186,109	175	186,109
Pacific Gas & Electric Co.	6.05	03/01/34	145	148,139	—	—	145	148,139
Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	30	29,195	—	—	30	29,195
Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	100	98,369	—	—	100	98,369
Texas Eastern Transmission, LP	7.00	07/15/32	75	86,142	—	—	75	86,142
Wisconsin Electric Power Co.	3.50	12/01/07	110	107,047	—	—	110	107,047
				1,951,494		341,553		2,293,047
Electrical Products (0.1%)
Cooper Industries Inc.	5.25	07/01/07	125	125,183	—	—	125	125,183
Cooper Industries Inc. – 144A**	5.25	11/15/12	135	134,768	—	—	135	134,768
				259,951		—		259,951
Electronics/Appliances (0.0%)
LG Electronics Inc. – 144A** (South Korea)	5.00	06/17/10	80	78,144	—	—	80	78,144
Finance/Rental/Leasing (0.4%)
CIT Group, Inc.	2.875	09/29/06	100	98,730	—	—	100	98,730
CIT Group, Inc.	4.75	08/15/08	100	99,456	—	—	100	99,456
CIT Group, Inc.	7.375	04/02/07	50	51,311	—	—	50	51,311
Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	210	201,443	—	—	210	201,443
MBNA Corp.	4.72	05/05/08	180	181,547	—	—	180	181,547
MBNA Corp.	6.125	03/01/13	150	157,895	—	—	150	157,895
Nationwide Building Society – 144A** (United Kingdom)	4.25	02/01/10	200	194,312	—	—	200	194,312
Residential Capital Corp.	6.375	06/30/10	295	302,684	—	—	295	302,684
SLM Corp.	4.00	01/15/10	105	100,795	—	—	105	100,795
SLM Corp. (Series MTNA)	5.00	10/01/13	160	156,262	—	—	160	156,262
				1,544,435		—		1,544,435
Financial Conglomerates (0.4%)
Associates Corp. of North America	6.25	11/01/08	500	516,440	—	—	500	516,440
Bank One Corp. (Series MTNA)	6.00	02/17/09	180	183,762	—	—	180	183,762
Chase Manhattan Corp.	6.00	02/15/09	170	174,026	—	—	170	174,026

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Chase Manhattan Corp.	7.00%	11/15/09	$10	$10,648	—	—	$10	$10,648
General Electric Capital Corp.	4.25	12/01/10	100	96,688	—	—	100	96,688
General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	215	250,506	—	—	215	250,506
				1,232,070		—		1,232,070
Food Retail (0.1%)
Kroger Co.	7.50	04/01/31	185	207,124	—	—	185	207,124
Food: Major Diversified (0.1%)
Conagra Foods, Inc.	7.00	10/01/28	60	63,414	—	—	60	63,414
Conagra, Inc.	8.25	09/15/30	65	78,274	—	—	65	78,274
Heinz (H.J.) Co. – 144A**	6.428	12/01/08	85	87,535	—	—	85	87,535
				229,223		—		229,223
Gas Distributors (0.1%)
NiSource Finance Corp.	4.95	11/23/09	90	90,385	—	—	90	90,385
Ras Laffan Liquid Natural Gas Co. Ltd. – 144A** (Qatar)	8.294	03/15/14	120	137,865	—	—	120	137,865
Sempra Energy	4.621	05/17/07	90	89,428	—	—	90	89,428
				317,678		—		317,678
Home Furnishings (0.1%)
Mohawk Industries, Inc.	6.125	01/15/16	95	95,700	—	—	95	95,700
Mohawk Industries, Inc. (Series D)	7.20	04/15/12	85	90,111	—	—	85	90,111
				185,811		—		185,811
Homebuilding (0.9%)
D.R. Horton Inc.	8.00	02/01/09	—	—	$75	$80,138	75	80,138
Toll Corp.	8.25	02/01/11	—	—	2,800	2,915,500	2,800	2,915,500
				—		2,995,638		2,995,638
Hotels/Resorts/Cruiselines (1.3%)
Hyatt Equities LLC – 144A**	6.875	06/15/07	120	122,039	—	—	120	122,039
Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	—	—	3,700	4,070,000	3,700	4,070,000
Starwood Hotels & Resorts Worldwide, Inc.	7.375	11/15/15	—	—	400	436,000	400	436,000
				122,039		4,506,000		4,628,039
Household/Personal Care (0.0%)
Clorox Co. (The)	4.613	12/14/07	165	165,387	—	—	165	165,387
Industrial Conglomerates (0.1%)
Textron Financial Corp.	4.125	03/03/08	95	93,463	—	—	95	93,463
Textron Financial Corp.	5.125	02/03/11	90	89,969	—	—	90	89,969
				183,432		—		183,432
Insurance Brokers/Services (0.2%)
Farmers Exchange Capital – 144A**	7.05	07/15/28	355	370,568	—	—	355	370,568
Marsh & McLennan Companies, Inc.	5.375	07/15/14	240	234,583	—	—	240	234,583
				605,151		—		605,151
Investment Banks/Brokers (0.1%)
Goldman Sachs Group Inc. (The)	6.60	01/15/12	115	122,779	—	—	115	122,779
Goldman Sachs Group Inc. (The)	5.25	10/15/13	65	64,421	—	—	65	64,421
				187,200		—		187,200

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Major Banks (0.0%)
Bank of New York Co., Inc. (The)	5.20%	07/01/07	$50	$50,149	—	—	$50	$50,149
HSBC Finance Corp.	6.75	05/15/11	65	69,445	—	—	65	69,445
				119,594		—		119,594
Major Telecommunications (0.3%)
Deutsche Telekom International Finance Corp. NV (Netherlands)	8.25	06/15/30	165	206,456	—	—	165	206,456
France Telecom S.A. (France)	8.75	03/01/31	155	203,162	—	—	155	203,162
SBC Communications, Inc.	6.15	09/15/34	95	93,845	—	—	95	93,845
Sprint Capital Corp.	8.75	03/15/32	40	52,466	—	—	40	52,466
Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	85	82,336	—	—	85	82,336
Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	125	118,850	—	—	125	118,850
Verizon New England Inc.	6.50	09/15/11	275	282,914	—	—	275	282,914
				1,040,029		—		1,040,029
Managed Health Care (0.0%)
WellPoint Health Networks Inc.	6.375	06/15/06	100	100,523	—	—	100	100,523
WellPoint Inc.	3.75	12/14/07	30	29,314	—	—	30	29,314
				129,837		—		129,837
Media Conglomerates (0.0%)
News America Holdings, Inc.	7.75	02/01/24	60	66,833	—	—	60	66,833
News America Inc.	7.125	04/08/28	20	21,242	—	—	20	21,242
News America Inc.	7.28	06/30/28	30	32,355	—	—	30	32,355
News America Inc. – 144A**	6.40	12/15/35	30	29,973	—	—	30	29,973
				150,403		—		150,403
Medical Specialties (0.0%)
Baxter Finco BV – 144A** (Netherlands)	4.75	10/15/10	155	152,373	—	—	155	152,373
Miscellaneous Manufacturing (0.1%)
Amatek Inc.	7.20	07/15/08	—	—	$200	$207,705	200	207,705
Motor Vehicles (0.0%)
DaimlerChrysler North American Holdings Co.	8.50	01/18/31	105	127,684	—	—	105	127,684
Multi-Line Insurance (0.2%)
AIG Sun America Global Finance VI – 144A**	6.30	05/10/11	355	375,343	—	—	355	375,343
American General Finance Corp. (Series MTNH)	4.625	09/01/10	170	165,741	—	—	170	165,741
American General Finance Corp. (Series MTNI)	4.625	05/15/09	20	19,791	—	—	20	19,791
AXA Financial Inc.	6.50	04/01/08	40	41,351	—	—	40	41,351
Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	50	49,599	—	—	50	49,599
International Lease Finance Corp.	3.75	08/01/07	55	53,955	—	—	55	53,955
				705,780		—		705,780
Other Consumer Specialties (0.0%)
Boyds Collection Ltd. (Series B)	9.00	05/15/08	—	—	79	7,900	79	7,900

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Other Metals/Minerals (0.0%)
Brascan Corp. (Canada)	7.125%	06/15/12	$125	$135,399	—	—	$125	$135,399
Property – Casualty Insurers (0.2%)
Mantis Reef Ltd. – 144A** (Australia)	4.692	11/14/08	200	196,177	—	—	200	196,177
Platinum Underwriters Finance Holdings, Ltd.	6.371	11/16/07	115	115,168	—	—	115	115,168
Platinum Underwriters Finance Holdings, Ltd.	7.50	06/01/17	90	92,019	—	—	90	92,019
St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	155	154,616	—	—	155	154,616
XLLIAC Global Funding – 144A**	4.80	08/10/10	210	206,698	—	—	210	206,698
				764,678		—		764,678
Publishing: Newspapers (0.6%)
Knight Ridder, Inc.	5.75	09/01/17	105	90,100	—	—	105	90,100
Media General Inc.	6.95	09/01/06	—	—	$2,000	$2,012,496	2,000	2,012,496
				90,100		2,012,496		2,102,596
Pulp & Paper (0.0%)
Sappi Papier Holding AG – 144A** (Austria)	6.75	06/15/12	95	89,135	—	—	95	89,135
Railroads (0.1%)
Burlington North Santa Fe Railway Co.	4.575	01/15/21	70	67,408	—	—	70	67,408
Burlington North Santa Fe Railway Co.	6.125	03/15/09	110	113,430	—	—	110	113,430
Norfolk Southern Corp.	7.35	05/15/07	85	87,518	—	—	85	87,518
Union Pacific Corp.	6.625	02/01/08	60	61,800	—	—	60	61,800
Union Pacific Corp.	6.65	01/15/11	55	58,350	—	—	55	58,350
Union Pacific Corp. (Series MTNE)	6.79	11/09/07	40	41,183	—	—	40	41,183
				429,689		—		429,689
Real Estate Development (0.1%)
World Financial Properties – 144A** (Series 1996 WFP- B)	6.91	09/01/13	326	342,131	—	—	326	342,131
Real Estate Investment Trusts (0.0%)
EOP Operating L.P.	4.75	03/15/14	10	9,429	—	—	10	9,429
EOP Operating L.P.	7.875	07/15/31	80	93,206	—	—	80	93,206
				102,635		—		102,635
Regional Banks (0.1%)
Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	240	235,499	—	—	240	235,499
Savings Banks (0.2%)
Household Finance Corp.	4.125	12/15/08	85	82,875	—	—	85	82,875
Household Finance Corp.	5.875	02/01/09	105	107,308	—	—	105	107,308
Household Finance Corp.	6.375	10/15/11	45	47,444	—	—	45	47,444
Household Finance Corp.	6.40	06/17/08	115	118,331	—	—	115	118,331
Sovereign Bank (Series CD)	4.00	02/01/08	100	98,170	—	—	100	98,170
Washington Mutual Bank	5.50	01/15/13	95	95,248	—	—	95	95,248
Washington Mutual Inc.	8.25	04/01/10	115	127,342	—	—	115	127,342
				676,718		—		676,718

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Trucks/Construction/Farm Machinery (0.7%)
Caterpillar Financial Services Corp. (Series MTNF)	3.625%	11/15/07	$40	$39,101	—	—	$40	$39,101
Caterpillar Financial Services Corp. (Series MTNF)	4.44	08/20/07	185	185,422	—	—	185	185,422
Navistar International (Series B)	9.375	06/01/06	—	—	$2,300	$2,334,500	2,300	2,334,500
				224,523		2,334,500		2,559,023
Wireless Telecommunications (0.0%)
Vodafone Group PLC (United Kingdom)	4.61	12/28/07	150	150,045	—	—	150	150,045
Total Corporate Bonds
(Cost $15,073,921, $19,636,957 and $34,710,878, respectively)				15,190,492		20,158,001		35,348,493
CONVERTIBLE BONDS (5.5%)
Airlines (0.8%)
Continental Airlines Inc.	4.50	02/01/07	—	—	2,800	2,719,500	2,800	2,719,500
Cable/Satellite TV (0.6%)
Echostar Communications Corp.	5.75	05/15/08	—	—	2,000	1,970,000	2,000	1,970,000
Electric Utilities (0.2%)
PG&E Corp.	9.50	06/30/10	—	—	297	833,828	297	833,828
Electronic Components (0.8%)
SCI Systems, Inc.	3.00	03/15/07	—	—	1,000	972,500	1,000	972,500
Veeco Instruments, Inc.	4.125	12/21/08	—	—	1,900	1,812,125	1,900	1,812,125
				—		2,784,625		2,784,625
Hotels/Resorts/Cruiselines (0.7%)
Hilton Hotels Corp. – 144A**	3.375	04/15/23	—	—	2,000	2,472,500	2,000	2,472,500
Household/Personal Care (0.8%)
Church & Dwight Co., Inc. – 144A**	5.25	08//15/33	—	—	2,000	2,602,500	2,000	2,602,500
Internet Retail (0.3%)
Amazon.com, Inc.	4.75	02/01/09	—	—	1,214	1,179,098	1,214	1,179,098
Investment Banks/Brokers (0.2%)
E*Trade Financial Corp.	6.00	02/01/07	—	—	741	775,271	741	775,271
Media Conglomerates (0.6%)
Walt Disney Co. (The)	2.125	04/15/23	—	—	1,920	1,972,800	1,920	1,972,800
Semiconductors (0.5%)
Skyworks Solutions, Inc.	4.75	11/15/07	—	—	1,550	1,528,687	1,550	1,528,687
Total Convertible Bonds
(Cost $0, $18,146,378 and $18,146,378, respectively)				—		18,838,809		18,838,809
FOREIGN GOVERNMENT OBLIGATIONS (0.0%)
United Mexican States (Mexico)	8.375	01/14/11	60	68,250	—	—	60	68,250
United Mexican States (Mexico) (Series MTN)	8.30	08/15/31	20	25,250	—	—	20	25,250
Total Foreign Government Obligations (Cost $91,824, $0 and $91,824, respectively)				93,500		—		93,500

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

				Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date		Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value

U.S GOVERNMENT OBLIGATIONS (7.3%)
U.S. Treasury Bonds
	6.375%	08/15/27		$225	$274,298	—	—	$225	$274,298
	7.625	02/15/25		4,200	5,704,125	—	—	4,200	5,704,125
	8.125	08/15/19	–08/15/21	3,705	5,044,554	—	—	3,705	5,044,554
U.S. Treasury Notes
	1.625	02/28/06		280	279,530	—	—	280	279,530
	3.875	02/15/13		2,400	2,306,158	—	—	2,400	2,306,158
	4.25	08/15/13	–11/15/13	9,855	9,674,668	—	—	9,855	9,674,668
	4.625	05/15/06		120	120,066	—	—	120	120,066
U.S. Treasury Strips	0.00	02/15/25	–02/15/27	4,250	1,858,913	—	—	4,250	1,858,913
Total U.S. Government Obligations (Cost $24,844,295, $0 and $24,844,295, respectively)					25,262,312		—		25,262,312
MORTGAGE-BACKED SECURITIES (2.1%)
Federal Home Loan Mortgage Corp. Gold	7.50	06/11/11	–08/11/11	76	79,379	—	—	76	79,379
Federal National Mortgage Assoc.
	6.50	07/01/32		235	241,666	—	—	235	241,666
	7.00	03/01/12	–10/01/35	2,821	2,935,441	—	—	2,821	2,935,441
	7.50	08/01/25	–07/01/32	632	662,842	—	—	632	662,842
	8.00	05/01/24	–02/01/32	359	384,125			359	384,125
	9.50	12/01/20		16	17,445	—	—	16	17,445
Federal National Mortgage Assoc. (ARM)
	1.905	01/01/36		1,148	1,179,725	—	—	1,148	1,179,725
	4.603	07/01/33		291	291,073	—	—	291	291,073
	5.002	01/01/36		1,173	1,205,786	—	—	1,173	1,205,786
Government National Mortgage Assoc.
	7.50	09/15/25	–06/15/27	93	98,492	—	—	93	98,492
	8.00	04/15/26	–08/15/26	112	120,635	—	—	112	120,635
Total Mortgage-Backed Securities (Cost $7,200,826, $0 and $7,200,826, respectively)					7,216,609		—		7,216,609

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
ASSET-BACKED SECURITIES (2.9%)
Finance/Rental/Leasing
American Express Credit Account Master Trust 2002-3 A	4.58%	12/15/09	$300	$300,591	—	—	$300	$300,591
American Express Credit Account Master Trust 2003-3 A	4.58	11/15/10	600	601,700	—	—	600	601,700
Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	350	345,624	—	—	350	345,624
Capital Auto Receivables Asset Trust 2004-2 A	3.35	02/15/08	175	172,906	—	—	175	172,906
Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	350	346,062	—	—	350	346,062
Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	300	296,343	—	—	300	296,343
Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	335	336,123	—	—	335	336,123
CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	141	138,722	—	—	141	138,722
CNH Equipment Trust 2005-A A3	4.02	04/15/09	225	222,479	—	—	225	222,479
CNH Equipment Trust 2005-B A3	4.27	01/15/10	450	444,968	—	—	450	444,968
Daimler Chrysler Auto Trust 2005-B A3	4.04	09/08/09	275	271,910	—	—	275	271,910
Ford Credit Auto Owner Trust 2005B A3	4.17	01/15/09	225	223,216	—	—	225	223,216
GE Dealer Floorplan Master Note Trust 2004-1 A	4.54	07/20/08	250	250,165	—	—	250	250,165
GE Equipment Small Ticket LLC 2005-2A	4.88	10/22/09	375	374,658	—	—	375	374,658
Harley-Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	150	148,540	—	—	150	148,540
Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	400	391,974	—	—	400	391,974
Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	250	246,000	—	—	250	246,000
Hertz Vehicle Financing LLC 2005-2A	4.93	02/25/10	225	224,578	—	—	225	224,578
Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	200	197,672	—	—	200	197,672
Honda Auto Receivables Owner Trust 2005-3 A3	3.87	04/20/09	325	320,272	—	—	325	320,272
Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	300	299,923	—	—	300	299,923
Hyundai Auto Receivables Trust 2005-A A3	3.98	11/16/09	225	221,760	—	—	225	221,760
MBNA Master Credit Card Trust 1999-B A	5.90	08/15/11	150	154,516	—	—	150	154,516
Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	400	395,229	—	—	400	395,229
National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	275	265,041	—	—	275	265,041
Nissan Auto Receivables Owner Trust 2005-B A3	3.99	07/15/09	400	395,270	—	—	400	395,270
TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	75	74,045	—	—	75	74,045
USAA Auto Owner Trust 2004-2 A4	3.58	02/15/11	450	441,023	—	—	450	441,023

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
USAA Auto Owner Trust 2004-3 A3	3.16%	02/17/09	$400	$394,720	—	—	$400	$394,720
USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	275	271,865	—	—	275	271,865
Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	250	247,595	—	—	250	247,595
Volkswagen Auto Loan Enhanced Trust	4.80	07/20/09	375	374,451	—	—	375	374,451
Wachovia Auto Owner Trust 2004-B A3	2.91	04/20/09	150	147,941	—	—	150	147,941
Wachovia Auto Owner Trust 2005-A A3	4.06	09/21/09	200	197,758	—	—	200	197,758
Wachovia Auto Owner Trust 2005-B A3	4.79	04/20/10	300	299,548	—	—	300	299,548
World Omni Auto Receivables Trust 2004-A A3	3.29	11/12/08	150	148,490	—	—	150	148,490
Total Asset-Backed Securities
(Cost $10,262,772, $0 and $10,262,772, respectively)				10,183,678		—		10,183,678
COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	4.68	09/25/45	412	412,784	—	—	412	412,784
Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00	08/25/35	759	233,042	—	—	759	233,042
Total Collateralized Mortgage Obligations
(Cost $545,712, $0 and $545,712, respectively)				645,826		—		645,826
SHORT-TERM INVESTMENTS (3.2%)
U.S. Government Obligation (b) (0.1%)
U.S. Treasury Bill*** (Cost $245,207, $0 and $245,207, respectively)	4.26	07/13/06	250	245,208	—	—	250	245,208
Repurchase Agreement (3.1%)
Joint repurchase agreement account (dated 01/31/06; proceeds $6,192,765, $4,573,565 and $10,766,330, respectively) (c) (Cost $6,192,000, $4,573,000 and $10,765,000, respectively)	4.445	02/01/06	6,192	6,192,000	$4,573	$4,573,000	10,765	10,765,000
Total Short-Term Investments
(Cost $6,437,207, $4,573,000 and $11,010,208, respectively)				6,437,208		4,573,000		11,010,208
Total Investments
(Cost$172,774,267,$129,381,869and$302,156,136,respectively)(d)(e)		99.8%		199,667,863		145,337,214		345,005,077
Other Assets in Excess of Liabilities		0.2		268,593		404,904		673,497
Net Assets		100.0%		$199,936,456		$145,742,118		$345,678,574

Morgan Stanley Balanced Growth Fund
Pro-Forma Portfolio of Investments as of January 31, 2006
(unaudited)

ADR	American Depositary Receipt.

ARM	Adjustable Rate Mortgage.

ARS	Adjustable Registered Shares.

IO	Interest-Only Security.

*	Non-income producing security.

**	Resale is restricted to qualified institutional investors.

***	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $38,850.

†	Resale is restricted; acquired 12/13/95 at a cost basis of $21,129.

(a)	Securities with total market value equal to $11,583,999 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)	Collateralized by federal agency and U.S. Treasury obligations.

(d)	Securities have been designated as collateral in an amount equal to $11,583,999 in connection with open futures contracts and securities purchased on a forward commitment basis.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Morgan Stanley Balanced Growth Fund	$31,119,837	$4,226,241	$26,893,596
Morgan Stanley Income Builder Fund	21,822,910	5,867,565	15,955,345
Combined	$52,942,747	$10,093,806	$42,848,941

Futures Contracts Open At January 31, 2006 (for Morgan Stanley Balanced Growth and Combined Fund):

Number of Contracts	Long/Short	Description, Delivery Month and Year	Underlying Face Amount at Value	Unrealized Appreciation/ Depreciation
18	Short	U.S. Treasury Bonds 20 Year, March 2006	$(2,031,188)	$(14,426)
38	Short	U.S. Treasury Notes 2 Year, March 2006	(7,784,063)	16,050
12	Short	U.S. Treasury Notes 5 Year, March 2006	(1,268,813)	108
2	Short	U.S. Treasury Notes 5 Year, June 2006	(211,375)	174
3	Short	U.S. Treasury Notes 10 Year, March 2006	(325,313)	(8)
		Net Unrealized Appreciation		$1,898

See Notes to Pro-Forma Financial Statements.

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Common Stocks (54.5%)
Aerospace & Defense (1.2%)
Northrop Grumman Corp.	24,330	$1,511,623	10,090	$626,892	15,470	$961,151	49,890	$3,099,666
Raytheon Co.	35,800	1,466,726	14,720	603,078	23,770	973,857	74,290	3,043,661
		2,978,349		1,229,970		1,935,008		6,143,327
Beverages: Alcoholic (0.4%)
Diageo PLC (ADR) (United Kingdom)	18,150	1,089,363	7,590	455,552	11,750	705,235	37,490	2,250,150
Beverages: Non-Alcoholic (0.8%)
Coca-Cola Co. (The)	50,100	2,073,138	21,540	891,325	32,500	1,344,850	104,140	4,309,313
Biotechnology (0.6%)
Chiron Corp.*	36,400	1,659,840	14,330	653,448	22,900	1,044,240	73,630	3,357,528
Broadcasting (1.0%)
Clear Channel Communications, Inc.	87,680	2,566,394	37,440	1,095,869	56,150	1,643,510	181,270	5,305,773
Casinos/Gaming (0.0%)
Fitzgeralds Gaming Corp. † (a)	—	—	—	—	4,685	—	4,685	—
Chemicals: Major Diversified (2.1%)
Bayer AG (ADR) (Germany)	94,590	3,954,808	40,440	1,690,796	62,080	2,595,565	197,110	8,241,169
Dow Chemical Co. (The)	25,060	1,060,038	10,760	455,148	16,960	717,408	52,780	2,232,594
Lanxess (Germany)	—	—	—	—	7,618	240,996	7,618	240,996
		5,014,846		2,145,944		3,553,969		10,714,759
Computer Processing Hardware (0.5%)
Hewlett-Packard Co.	40,000	1,247,200	17,060	531,931	26,600	829,388	83,660	2,608,519
Department Stores (0.4%)
Kohl's Corp.*	23,950	1,063,141	10,300	457,217	15,550	690,264	49,800	2,210,622
Discount Stores (0.8%)
Wal-Mart Stores, Inc.	43,450	2,003,480	18,870	870,096	28,050	1,293,385	90,370	4,166,961
Electric Utilities (1.9%)
American Electric Power Co., Inc.	38,700	1,444,284	15,410	575,101	24,900	929,268	79,010	2,948,653
Entergy Corp.	25,010	1,738,445	10,670	741,672	16,340	1,135,793	52,020	3,615,910
FirstEnergy Corp.	29,790	1,492,479	12,060	604,206	19,160	959,916	61,010	3,056,601
		4,675,208		1,920,979		3,024,977		9,621,164
Finance/Rental/Leasing (1.1%)
Freddie Mac	39,050	2,649,933	16,770	1,138,012	25,510	1,731,109	81,330	5,519,054
Financial Conglomerates (3.8%)
Citigroup, Inc.	75,120	3,499,090	32,060	1,493,355	50,093	2,333,332	157,273	7,325,777

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
JPMorgan Chase & Co.	114,154	$4,537,621	45,446	$1,806,478	72,032	$2,863,272	231,632	$9,207,371
State Street Corp.	25,800	1,559,868	11,090	670,501	16,500	997,590	53,390	3,227,959
		9,596,579		3,970,334		6,194,194		19,761,107
Food: Major Diversified (1.3%)
Unilever N.V. (ADR) (NY Registered Shares) (Netherlands)	46,450	3,260,790	19,980	1,402,596	30,150	2,116,530	96,580	6,779,916
Food: Specialty/Candy (0.5%)
Cadbury Schweppes PLC (ADR) (United Kingdom)	34,100	1,358,203	14,870	592,272	22,400	892,192	71,370	2,842,667
Household/Personal Care (0.6%)
Avon Products, Inc.	11,150	315,768	4,950	140,184	7,250	205,320	23,350	661,272
Procter & Gamble Co. (The)	18,550	1,098,716	7,920	469,102	11,900	704,837	38,370	2,272,655
		1,414,484		609,286		910,157		2,933,927
Industrial Conglomerates (2.7%)
General Electric Co.	96,300	3,153,825	40,770	1,335,217	60,760	1,989,890	197,830	6,478,932
Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	28,680	1,126,264	12,180	478,309	18,076	709,845	58,936	2,314,418
Siemens AG (ADR) (Germany)	26,000	2,381,600	11,140	1,020,424	16,600	1,520,560	53,740	4,922,584
		6,661,689		2,833,950		4,220,295		13,715,934
Insurance Brokers/Services (0.8%)
Marsh & McLennan Companies, Inc.	64,390	1,956,812	27,400	832,686	42,900	1,303,731	134,690	4,093,229
Integrated Oil (3.2%)
BP PLC (ADR) (United Kingdom)	31,220	2,257,518	13,120	948,707	20,120	1,454,877	64,460	4,661,102
ConocoPhillips	34,520	2,233,444	14,780	956,266	22,236	1,438,669	71,536	4,628,379
Exxon Mobil Corp.	14,940	937,485	6,240	391,560	9,620	603,655	30,800	1,932,700
Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	36,470	2,483,972	15,010	1,022,331	23,400	1,593,774	74,880	5,100,077
		7,912,419		3,318,864		5,090,975		16,322,258
Investment Banks/Brokers (2.8%)
Goldman Sachs Group, Inc. (The)	7,000	988,750	3,010	425,163	4,550	642,687	14,560	2,056,600
Merrill Lynch & Co., Inc.	53,310	4,001,982	22,550	1,692,828	34,300	2,574,901	110,160	8,269,711
Schwab (Charles) Corp. (The)	131,700	1,947,843	56,980	842,734	83,300	1,232,007	271,980	4,022,584
		6,938,575		2,960,725		4,449,595		14,348,895
Life/Health Insurance (0.2%)
Aegon N.V. (NY Registered Shares) (Netherlands)	35,600	574,584	15,130	244,198	23,400	377,676	74,130	1,196,458

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Major Banks (1.6%)
Bank of America Corp.	53,375	$2,360,776	21,922	$969,610	33,089	$1,463,526	108,386	$4,793,912
PNC Financial Services Group	24,600	1,595,556	9,950	645,357	15,790	1,024,139	50,340	3,265,052
		3,956,332		1,614,967		2,487,665		8,058,964
Major Telecommunications (2.9%)
France Telecom S.A. (ADR) (France)	61,100	1,391,858	26,770	609,821	40,300	918,034	128,170	2,919,713
Sprint Nextel Corp.	139,156	3,185,281	59,522	1,362,459	91,026	2,083,585	289,704	6,631,325
Verizon Communications Inc.	80,680	2,554,329	35,580	1,126,463	53,110	1,681,463	169,370	5,362,255
		7,131,468		3,098,743		4,683,082		14,913,293
Managed Health Care (0.9%)
CIGNA Corp.	17,300	2,103,680	7,340	892,544	11,700	1,422,720	36,340	4,418,944
Media Conglomerates (2.9%)
CBS Corp. (Class B)	25,050	654,556	10,320	269,662	16,050	419,387	51,420	1,343,605
Disney (Walt) Co. (The)	84,330	2,134,392	36,040	912,172	55,420	1,402,680	175,790	4,449,244
Time Warner, Inc.	189,600	3,323,688	80,150	1,405,029	124,820	2,188,095	394,570	6,916,812
VIACOM INC – CL B	25,050	1,039,074	10,320	428,074	16,050	665,754	51,420	2,132,902
		7,151,710		3,014,937		4,675,916		14,842,563
Medical Specialties (1.0%)
Applera Corp. – Applied Biosystems Group	21,300	603,642	9,020	255,627	13,800	391,092	44,120	1,250,361
Bausch & Lomb, Inc.	20,550	1,388,152	7,880	532,294	13,290	897,740	41,720	2,818,186
Boston Scientific Corp.*	21,100	461,457	9,200	201,204	14,000	306,180	44,300	968,841
		2,453,251		989,125		1,595,012		5,037,388
Motor Vehicles (0.5%)
Honda Motor Co., Ltd. (ADR) (Japan)	41,890	1,191,770	17,970	511,247	27,550	783,797	87,410	2,486,814
Multi-Line Insurance (0.5%)
Hartford Financial Services Group, Inc. (The)	15,530	1,277,032	6,610	543,540	9,790	805,032	31,930	2,625,604
Oil & Gas Pipelines (0.2%)
Williams Companies, Inc. (The)	—	—	—	—	34,000	810,560	34,000	810,560
Oil Refining/Marketing (0.4%)
Valero Energy Corp.	14,480	903,986	5,950	371,459	9,280	579,350	29,710	1,854,795
Oilfield Services/Equipment (1.4%)
Schlumberger Ltd. (Netherlands Antilles)	26,970	3,437,327	11,410	1,454,204	18,210	2,320,865	56,590	7,212,396
Packaged Software (1.1%)
Symantec Corp.*	151,200	2,779,056	64,490	1,185,326	99,100	1,821,458	314,790	5,785,840

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Pharmaceuticals: Major (7.6%)
Bristol-Myers Squibb Co.	142,220	$3,241,194	60,020	$1,367,856	92,990	$2,119,242	295,230	$6,728,292
GlaxoSmithKline PLC (ADR) (United Kingdom)	24,700	1,265,628	10,580	542,119	16,200	830,088	51,480	2,637,835
Lilly (Eli) & Co.	39,200	2,219,504	16,870	955,179	25,200	1,426,824	81,270	4,601,507
Pfizer, Inc.	78,900	2,026,152	33,210	852,833	53,300	1,368,744	165,410	4,247,729
Roche Holdings Ltd. (ADR) (Switzerland)	43,760	3,362,956	18,870	1,450,159	28,720	2,207,132	91,350	7,020,247
Sanofi-Aventis (ADR) (France)	36,700	1,688,200	15,670	720,820	23,660	1,088,360	76,030	3,497,380
Schering-Plough Corp.	155,080	2,969,782	66,840	1,279,986	101,870	1,950,811	323,790	6,200,579
Wyeth	46,390	2,145,538	19,770	914,363	29,340	1,356,975	95,500	4,416,876
		18,918,954		8,083,315		12,348,176		39,350,445
Precious Metals (1.1%)
Newmont Mining Corp.	44,530	2,751,954	18,200	1,124,760	29,000	1,792,200	91,730	5,668,914
Property — Casualty Insurers (2.5%)
ACE Ltd. (Cayman Islands)	5,200	284,700	1,560	85,410	3,900	213,525	10,660	583,635
Chubb Corp. (The)	22,750	2,146,462	9,560	901,986	14,910	1,406,759	47,220	4,455,207
St. Paul Travelers Companies, Inc. (The)	55,278	2,508,516	23,254	1,055,267	35,670	1,618,705	114,202	5,182,488
XL Capital Ltd. (Class A) (Cayman Islands)	17,700	1,197,582	7,540	510,156	11,800	798,388	37,040	2,506,126
		6,137,260		2,552,819		4,037,377		12,727,456
Restaurants (0.3%)
McDonald's Corp.	19,840	694,598	8,440	295,484	13,190	461,782	41,470	1,451,864
Semiconductors (1.3%)
Intel Corp.	74,150	1,577,170	31,590	671,919	49,250	1,047,547	154,990	3,296,636
Micron Technology, Inc.*	111,900	1,642,692	47,720	700,530	72,100	1,058,428	231,720	3,401,650
		3,219,862		1,372,449		2,105,975		6,698,286
Specialty Insurance (0.4%)
MGIC Investment Corp.	9,100	600,691	3,900	257,439	6,000	396,060	19,000	1,254,190
PMI Group, Inc. (The)	7,900	341,517	3,400	146,982	5,300	229,119	16,600	717,618
		942,208		404,421		625,179		1,971,808
Specialty Stores (0.2%)
Office Depot, Inc.*	16,800	556,920	7,200	238,680	10,800	358,020	34,800	1,153,620
Telecommunication Equipment (0.4%)
Motorola, Inc.	41,250	936,787	17,600	399,696	27,417	622,640	86,267	1,959,123
Tobacco (0.6%)
Altria Group, Inc.	19,340	1,399,056	8,230	595,358	12,890	932,463	40,460	2,926,877

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

	Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value	Number of Shares	Value
Total Common Stocks
(Cost $108,317,710, $45,395,123, $74,728,059 and
$228,440,892, respectively)		$134,638,238		$56,898,328		$88,620,549		$280,157,115
Convertible Preferred Stocks (2.6%)
Electric Utilities (0.6%)
FPL Group, Inc. $4.00	—	—	—	—	47,000	2,923,400	47,000	2,923,400
Financial Conglomerates (0.4%)
Citigroup Funding Inc. (Series GNW)	—	—	—	—	57,000	1,798,635	57,000	1,798,635
Investment Banks/Brokers (0.3%)
Lehman Brothers Holdings Inc. (Series GIS) $1.5625	—	—	—	—	62,000	1,608,280	62,000	1,608,280
Life/Health Insurance (0.4%)
MetLife, Inc. (Series B) $1.5938	—	—	—	—	72,000	1,980,000	72,000	1,980,000
Pharmaceuticals: Major (0.3%)
Schering-Plough Corp. $3.00	—	—	—	—	25,500	1,307,640	25,500	1,307,640
Property/Casualty Insurance (0.3%)
Travelers Property Casualty Corp. $1.125	—	—	—	—	70,000	1,782,900	70,000	1,782,900
Telecommunications Equipment (0.3%)
Lucent Technologies Capital Trust $77.50	—	—	—	—	1,800	1,746,000	1,800	1,746,000
Total Convertible Preferred Stocks
(Cost $0, $0, $12,297,475 and $12,297,475, respectively)		—		—		13,146,855		13,146,855

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Corporate Bonds (12.6%)
Advertising/Marketing Services (0.1%)
WPP Finance (UK) Corp. – (United Kingdom)	5.875%	06/15/14	$105	$105,819	$190	$191,482	—	—	$295	$297,301
Aerospace & Defense (0.2%)
Northrop Grumman Corp.	4.079	11/16/06	105	104,334	235	233,510	—	—	340	337,844
Raytheon Co.	6.15	11/01/08	80	82,206	—	—	—	—	80	82,206
Raytheon Co.	8.30	03/01/10	—	—	150	167,298	—	—	150	167,298
Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664	09/15/13	202	215,460	373	397,773	—	—	574	613,233
				402,000		798,581		—		1,200,581
Agricultural Commodities/Milling (0.5%)
Corn Products International Inc.	8.25	07/15/07	—	—	—	—	$2,250	$2,341,361	2,250	2,341,361
Air Freight/Couriers (0.1%)
Fedex Corp.	2.65	04/01/07	95	92,407	225	218,860	—	—	320	311,267
Airlines (0.1%)
America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	117	123,464	334	352,753	—	—	451	476,217
Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	75	75,239	195	195,621	—	—	270	270,860
				198,703		548,374		—		747,077
Apparel/Footwear Retail (0.5%)
Tommy Hilfiger USA Inc.	6.85	06/01/08	—	—	—	—	2,250	2,317,500	2,250	2,317,500
Limited Brands, Inc.	6.95	03/01/33	90	89,830	175	174,668	—	—	265	264,498
				89,830		174,668		2,317,500		2,581,998
Beverages: Alcoholic (0.2%)
FBG Finance Ltd.- 144A** (Australia)	5.125	06/15/15	150	144,597	305	294,014	—	—	455	438,611
Miller Brewing Co. – 144A**	4.25	08/15/08	150	146,937	290	284,079	—	—	440	431,016
				291,534		578,093		—		869,627
Broadcasting (0.6%)
Clear Channel Communications, Inc.	8.00	11/01/08	—	—	—	—	2,800	2,973,348	2,800	2,973,348
Cable/Satellite TV (0.2%)
Comcast Cable Communications Inc.	6.75	01/30/11	95	100,168	135	142,345	—	—	230	242,513
Comcast Corp.	7.625	02/15/08	20	20,888	40	41,776	—	—	60	62,664
Cox Communications, Inc.	4.625	01/15/10	110	106,324	240	231,980	—	—	350	338,304
CSC Holdings, Inc.	7.625	07/15/18	—	—	—	—	125	120,000	125	120,000
TCI Communications, Inc.	7.875	02/15/26	80	90,904	105	119,312	—	—	185	210,216
				318,284		535,413		120,000		973,697

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Casino/Gaming (0.1%)
Harrah's Operating Co., Inc.	5.625%	06/01/15	$220	$215,456	$360	$352,564	—	—	$580	$568,020
Chemicals: Major Diversified (0.0%)
ICI Wilmington Inc.	4.375	12/01/08	70	68,063	170	165,295	—	—	240	233,358
Containers/Packaging (0.1%)
Sealed Air Corp. – 144A**	5.625	07/15/13	200	197,840	355	351,166	—	—	555	549,006
Department Stores (0.0%)
Federated Department Stores, Inc.	6.625	09/01/08	—	—	50	51,645	—	—	50	51,645
May Department Stores Co., Inc.	5.95	11/01/08	—	—	80	81,499	—	—	80	81,499
				—		133,144		—		133,144
Drugstore Chains (0.1%)
CVS Corp.	5.625	03/15/06	275	275,165	290	290,174	—	—	565	565,339
Electric Utilities (1.2%)
Ameren Corp.	4.263	05/15/07	150	148,167	280	276,579	—	—	430	424,746
Arizona Public Service Co.	5.80	06/30/14	145	146,779	305	308,743	—	—	450	455,522
Arizona Public Service Co.	6.75	11/15/06	45	45,519	75	75,866	—	—	120	121,385
Carolina Power & Light Co.	5.125	09/15/13	150	148,604	265	262,534	—	—	415	411,138
CC Funding Trust I	6.90	02/16/07	160	162,719	305	310,184	—	—	465	472,903
Cincinnati Gas & Electric Co.	5.70	09/15/12	75	76,216	145	147,351	—	—	220	223,567
CMS Energy Corp.	7.50	01/15/09	—	—	—	—	$100	$103,500	100	103,500
Consolidated Natural Gas Co.	5.00	12/01/14	80	77,259	140	135,202	—	—	220	212,461
Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	110	115,611	230	241,733	—	—	340	357,344
Consumers Energy Co.	4.80	02/17/09	85	83,838	180	177,540	—	—	265	261,378
Detroit Edison Co. (The)	6.125	10/01/10	70	72,676	130	134,970	—	—	200	207,646
Entergy Gulf States, Inc.	3.60	06/01/08	55	52,899	90	86,561	—	—	145	139,460
Entergy Gulf States, Inc.	4.81	12/01/09	90	87,947	195	190,552	—	—	285	278,499
Exelon Corp.	6.75	05/01/11	80	84,908	165	175,123	—	—	245	260,031
FPL Group Capital Inc.	3.25	04/11/06	180	179,460	385	383,846	—	—	565	563,306
MidAmerican Energy Holdings	7.63	10/15/07	—	—	—	—	50	51,944	50	51,944
Niagara Mohawk Power (Series G)	7.75	10/01/08	—	—	—	—	175	186,109	175	186,109
Pacific Gas & Electric Co.	6.05	03/01/34	145	148,139	270	275,844	—	—	415	423,983
Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	30	29,195	70	68,121	—	—	100	97,316
Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	100	98,369	220	216,411	—	—	320	314,780
Texas Eastern Transmission, LP	7.00	07/15/32	75	86,142	155	178,027	—	—	230	264,169
Wisconsin Electric Power Co.	3.50	12/01/07	110	107,047	205	199,497	—	—	315	306,544
				1,951,494		3,844,684		341,553		6,137,731

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Electrical Products (0.1%)
Cooper Industries Inc.	5.25%	07/01/07	$125	$125,183	$240	$240,350	—	—	$365	$365,533
Cooper Industries Inc. – 144A**	5.25	11/15/12	135	134,768	245	244,579	—	—	380	379,347
				259,951		484,929		—		744,880
Electronics/Appliances (0.0%)
LG Electronics Inc. – 144A** (South Korea)	5.00	06/17/10	80	78,144	160	156,288	—	—	240	234,432
Finance/Rental/Leasing (0.9%)
CIT Group, Inc.	2.875	09/29/06	100	98,730	240	236,951	—	—	340	335,681
CIT Group, Inc.	4.75	08/15/08	100	99,456	190	188,967	—	—	290	288,423
CIT Group, Inc.	7.375	04/02/07	50	51,311	—	—	—	—	50	51,311
Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	210	201,443	390	374,109	—	—	600	575,552
MBNA Corp.	4.72	05/05/08	180	181,547	375	378,224	—	—	555	559,771
MBNA Corp.	6.125	03/01/13	150	157,895	260	273,684	—	—	410	431,579
Nationwide Building Society – 144A** (United Kingdom)	4.25	02/01/10	200	194,312	385	374,051	—	—	585	568,363
Residential Capital Corp.	6.375	06/30/10	295	302,684	560	574,586	—	—	855	877,270
SLM Corp.	4.00	01/15/10	105	100,795	200	191,990	—	—	305	292,785
SLM Corp. (Series MTNA)	5.00	10/01/13	160	156,262	320	312,524	—	—	480	468,786
				1,544,435		2,905,086		—		4,449,521
Financial Conglomerates (0.7%)
Associates Corp. of North America	6.25	11/01/08	500	516,440	500	516,440	—	—	1,000	1,032,880
Bank One Corp. (Series MTNA)	6.00	02/17/09	180	183,762	230	234,807	—	—	410	418,569
Chase Manhattan Corp.	6.00	02/15/09	170	174,026	370	378,763	—	—	540	552,789
Chase Manhattan Corp.	7.00	11/15/09	10	10,648	80	85,180	—	—	90	95,828
Citigroup Inc.	5.75	05/10/06	—	—	255	255,663	—	—	255	255,663
Citigroup Inc.	6.00	02/21/12	—	—	125	130,822	—	—	125	130,822
General Electric Capital Corp.	4.25	12/01/10	100	96,688	165	159,536	—	—	265	256,224
General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	215	250,506	450	524,315	—	—	665	774,821
				1,232,070		2,285,526		—		3,517,596
Food Retail (0.1%)
Kroger Co.	7.50	04/01/31	185	207,124	355	397,455	—	—	540	604,579
Food: Major Diversified (0.1%)
Conagra Foods, Inc.	7.00	10/01/28	60	63,414	100	105,691	—	—	160	169,105
Conagra, Inc.	8.25	09/15/30	65	78,274	130	156,547	—	—	195	234,821
Heinz (H.J.) Co. – 144A**	6.428	12/01/08	85	87,535	155	159,623	—	—	240	247,158
Kraft Foods Inc.	5.25	06/01/07	—	—	115	115,171	—	—	115	115,171
				229,223		537,032		—		766,255

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Forest Products (0.0%)
Weyerhaeuser Co.	6.125%	03/15/07	—	—	$19	$19,157	—	—	$19	$19,157
Gas Distributors (0.2%)
NiSource Finance Corp.	4.95††	11/23/09	$90	$90,385	195	195,834	—	—	285	286,219
Ras Laffan Liquid Natural Gas Co. Ltd. – 144A** (Qatar)	8.294	03/15/14	120	137,865	295	338,918	—	—	415	476,783
Sempra Energy	4.621	05/17/07	90	89,428	180	178,856	—	—	270	268,284
				317,678		713,608		—		1,031,286
Home Furnishings (0.1%)
Mohawk Industries Inc.	6.125	01/15/16	95	95,700	180	181,327	—	—	275	277,027
Mohawk Industries, Inc. (Series D)	7.20	04/15/12	85	90,111	155	164,319	—	—	240	254,430
				185,811		345,646		—		531,457
Homebuilding (0.6%)
D.R. Horton Inc.	8.00	02/01/09	—	—	—	—	$75	$80,138	75	80,138
Toll Corp.	8.25	02/01/11	—	—	—	—	2,800	2,915,500	2,800	2,915,500
				—		—		2,995,638		2,995,638
Hotels/Resorts/Cruiselines (1.0%)
Hyatt Equities LLC – 144A**	6.875	06/15/07	120	122,039	305	310,183	—	—	425	432,222
Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	—	—	—	—	3,700	4,070,000	3,700	4,070,000
Starwood Hotels & Resorts Worldwide, Inc.	7.375	11/15/15	—	—	—	—	400	436,000	400	436,000
				122,039		310,183		4,506,000		4,938,222
Household/Personal Care (0.1%)
Clorox Co. (The)	4.613	12/14/07	165	165,387	350	350,820	—	—	515	516,207
								—
Industrial Conglomerates (0.1%)
Textron Financial Corp.	4.125	03/03/08	95	93,463	200	196,763	—	—	295	290,226
Textron Financial Corp.	5.125	02/03/11	90	89,969	130	129,955	—	—	220	219,924
				183,432		326,718		—		510,150
Insurance Brokers/Services (0.3%)
Farmers Exchange Capital – 144A**	7.05	07/15/28	355	370,568	670	699,382	—	—	1,025	1,069,950
Marsh & McLennan Companies, Inc.	5.375	07/15/14	240	234,583	480	469,166	—	—	720	703,749
				605,151		1,168,548		—		1,773,699
Investment Banks/Brokers (0.1%)
Goldman Sachs Group Inc. (The)	6.60	01/15/12	115	122,779		—	—	—	115	122,779
Goldman Sachs Group Inc. (The)	5.25	10/15/13	65	64,421	345	368,336	—	—	410	432,757
				187,200		368,336		—		555,536

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Major Banks (0.2%)
Bank of New York Co., Inc. (The)	5.20%	07/01/07	$50	$50,149	$120	$120,357	—	—	$170	$170,506
Bank of New York Co., Inc. (The) (Series BKNT)	3.80	02/01/08	—	—	250	244,671			250	244,671
HSBC Finance Corp.	6.75	05/15/11	65	69,445	225	240,386	—	—	290	309,831
Huntington National Bank (Series BKNT)	4.375	01/15/10		—	250	243,378	—	—	250	243,378
				119,594		848,792		—		968,386
Major Telecommunications (0.5%)
Deutsche Telekom International Finance Corp. NV (Netherlands)	8.25	06/15/30	165	206,456	320	400,399	—	—	485	606,855
France Telecom S.A. (France)	8.75	03/01/31	155	203,162	315	412,878	—	—	470	616,040
SBC Communications, Inc.	6.15	09/15/34	95	93,845	185	182,752	—	—	280	276,597
Sprint Capital Corp.	8.75	03/15/32	40	52,466	70	91,815	—	—	110	144,281
Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	85	82,336	190	184,045	—	—	275	266,381
Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	125	118,850	225	213,931	—	—	350	332,781
Verizon New England Inc.	6.50	09/15/11	275	282,914	300	308,633	—	—	575	591,547
				1,040,029		1,794,453		—		2,834,482
Managed Health Care (0.1%)
Anthem, Inc.	6.80	08/01/12	—	—	30	32,480	—	—	30	32,480
WellPoint Health Networks Inc.	6.375	06/15/06	100	100,523	345	346,803	—	—	445	447,326
WellPoint Inc.	3.75	12/14/07	30	29,314		—	—	—	30	29,314
				129,837		379,283		—		509,120
Media Conglomerates (0.1%)
News America Holdings, Inc.	7.75	02/01/24	60	66,833	90	100,249	—	—	150	167,082
News America Inc.	7.125	04/08/28	20	21,242	—	—	—	—	20	21,242
News America Inc.	7.28	06/30/28	30	32,355	115	124,028	—	—	145	156,383
News America Inc. – 144A**	6.40	12/15/35	30	29,973	50	49,955	—	—	80	79,928
				150,403		274,232		—		424,635
Medical Specialties (0.1%)
Baxter Finco BV – 144A** (Netherlands)	4.75	10/15/10	155	152,373	300	294,915	—	—	455	447,288
Miscellaneous Manufacturing (0.0%)
Amatek Inc.	7.20	07/15/08	—	—	—	—	$200	$207,705	200	207,705
Motor Vehicles (0.1%)
DaimlerChrysler North American Holdings Co.	8.50	01/18/31	105	127,684	145	176,326	—	—	250	304,010

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Multi-Line Insurance (0.4%)
AIG Sun America Global Finance VI – 144A**	6.30%	05/10/11	$355	$375,343	$735	$777,119	—	—	$1,090	$1,152,462
American General Finance Corp. (Series MTNH)	4.625	09/01/10	170	165,741	190	190,923	—	—	360	356,664
American General Finance Corp. (Series MTNI)	4.625	05/15/09	20	19,791	130	126,743	—	—	150	146,534
AXA Financial Inc.	6.50	04/01/08	40	41,351	85	87,871	—	—	125	129,222
Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	50	49,599	120	119,037	—	—	170	168,636
International Lease Finance Corp.	3.75	08/01/07	55	53,955	135	132,435	—	—	190	186,390
				705,780		1,434,128		—		2,139,908
Other Consumer Specialties (0.0%)
Boyds Collection Ltd. (Series B) (a)	9.00	05/15/08	—	—	—	—	$79	$7,900	79	7,900
Other Metals/Minerals (0.1%)
Brascan Corp. (Canada)	7.125	06/15/12	125	135,399	235	254,551	—	—	360	389,950
Property – Casualty Insurers (0.4%)
Mantis Reef Ltd. – 144A** (Australia)	4.692	11/14/08	200	196,177	460	451,207	—	—	660	647,384
Platinum Underwriters Finance Holdings, Ltd.	6.371	11/16/07	115	115,168	220	220,322	—	—	335	335,490
Platinum Underwriters Finance Holdings, Ltd.	7.50	06/01/17	90	92,019	175	178,925	—	—	265	270,944
St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	155	154,616	315	314,220	—	—	470	468,836
XLLIAC Global Funding – 144A**	4.80	08/10/10	210	206,698	420	413,396	—	—	630	620,094
				764,678		1,578,070		—		2,342,748
Publishing: Newspapers (0.4%)
Knight Ridder, Inc.	5.75	09/01/17	105	90,100	195	167,329	—	—	300	257,429
Media General Inc.	6.95	09/01/06	—	—	—	—	2,000	2,012,496	2,000	2,012,496
				90,100		167,329		2,012,496		2,269,925
Pulp & Paper (0.1%)
Sappi Papier Holding AG – 144A** (Austria)	6.75	06/15/12	95	89,135	195	182,960	—	—	290	272,095
Railroads (0.3%)
Burlington North Santa Fe Railway Co.	4.575	01/15/21	70	67,408	153	146,712	—	—	223	214,120
Burlington North Santa Fe Railway Co.	6.125	03/15/09	110	113,430	190	195,924	—	—	300	309,354
Norfolk Southern Corp.	7.35	05/15/07	85	87,518	175	180,183	—	—	260	267,701
Union Pacific Corp.	3.625	06/01/10	—	—	105	98,872	—	—	105	98,872
Union Pacific Corp.	6.625	02/01/08	60	61,800	35	36,050	—	—	95	97,850
Union Pacific Corp.	6.65	01/15/11	55	58,350	100	99,299	—	—	155	157,649
Union Pacific Corp. (Series MTNE)	6.79	11/09/07	40	41,183	110	113,254	—	—	150	154,437
				429,689		870,294		—		1,299,983

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Real Estate Development (0.1%)
World Financial Properties – 144A**	6.95%	09/01/13	—	—	$389	$407,633	—	—	$389	$407,633
World Financial Properties – 144A** (Series 1996 WFP- B)	6.91	09/01/13	$326	$342,131	395	413,976	—	—	721	756,107
				342,131		821,609		—		1,163,740
Real Estate Investment Trusts (0.1%)
EOP Operating L.P.	6.763	06/15/07	—	—	185	188,267	—	—	185	188,267
EOP Operating L.P.	4.75	03/15/14	10	9,429	—	—	—	—	10	9,429
EOP Operating L.P.	7.875	07/15/31	80	93,206	—	—	—	—	80	93,206
				102,635		188,267		—		290,902
Regional Banks (0.1%)
Marshall & Ilsley Bank (Series BKNT)	3.80	02/08/08	240	235,499	465	456,278	—	—	705	691,777
Savings Banks (0.4%)
Household Finance Corp.	4.125	12/15/08	85	82,875	195	190,124	—	—	280	272,999
Household Finance Corp.	5.875	02/01/09	105	107,308	70	71,539	—	—	175	178,847
Household Finance Corp.	6.375	10/15/11	45	47,444	105	110,703	—	—	150	158,147
Household Finance Corp.	6.40	06/17/08	115	118,331	230	236,662	—	—	345	354,993
Sovereign Bank (Series CD)	4.00	02/01/08	100	98,170	100	98,170	—	—	200	196,340
Washington Mutual Bank	5.50	01/15/13	95	95,248	195	195,510	—	—	290	290,758
Washington Mutual Inc.	8.25	04/01/10	115	127,342	230	254,683	—	—	345	382,025
				676,718		1,157,391		—		1,834,109
Trucks/Construction/Farm Machinery (0.6%)
Caterpillar Financial Services Corp. (Series MTNF)	3.625	11/15/07	40	39,101	70	68,427	—	—	110	107,528
Caterpillar Financial Services Corp. (Series MTNF)	4.44†	08/20/07	185	185,422	340	340,776	—	—	525	526,198
Navistar International (Series B)	9.375	06/01/06	—	—	—	—	$2,300	$2,334,500	2,300	2,334,500
				224,523		409,203		2,334,500		2,968,226
Wireless Telecommunications (0.1%)
Vodafone Group PLC (United Kingdom)	4.611†	12/28/07	150	150,045	285	285,086	—	—	435	435,131
Total Corporate Bonds
(Cost $15,073,921, $30,032,446, $19,636,957 and $64,743,324, respectively)				15,190,492		30,124,997		20,158,001		65,473,490

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Convertible Bonds (3.7%)
Airlines (0.5%)
Continental Airlines Inc.	4.50%	02/01/07	—	—	—	—	$2,800	$2,719,500	$2,800	$2,719,500
Cable/Satellite Tv (0.4%)
Echostar Communications Corp.	5.75	05/15/08	—	—	—	—	2,000	1,970,000	2,000	1,970,000
Electric Utilities (0.2%)
PG&E Corp.	9.50	06/30/10	—	—	—	—	297	833,828	297	833,828
Electronic Components (0.5%)
SCI Systems, Inc.	3.00	03/15/07	—	—	—	—	1,000	972,500	1,000	972,500
Veeco Instruments, Inc.	4.125	12/21/08	—	—	—	—	1,900	1,812,125	1,900	1,812,125
				—		—		2,784,625		2,784,625
Hotels/Resorts/Cruiselines (0.5%)
Hilton Hotels Corp. – 144A**	3.375	04/15/23	—	—	—	—	2,000	2,472,500	2,000	2,472,500
Household/Personal Care (0.5%)
Church & Dwight Co., Inc. – 144A**	5.25	08//15/33	—	—	—	—	2,000	2,602,500	2,000	2,602,500
Internet Retail (0.2%)
Amazon.com, Inc.	4.75	02/01/09	—	—	—	—	1,214	1,179,098	1,214	1,179,098
Investment Banks/Brokers (0.2%)
E*Trade Financial Corp.	6.00	02/01/07	—	—	—	—	741	775,271	741	775,271
Media Conglomerates (0.4%)
Walt Disney Co. (The)	2.125	04/15/23	—	—	—	—	1,920	1,972,800	1,920	1,972,800
Semiconductors (0.3%)
Skyworks Solutions, Inc.	4.75	11/15/07	—	—	—	—	1,550	1,528,687	1,550	1,528,687
Total Convertible Bonds
(Cost $0, $0, $18,146,378 and $18,146,378, respectively)				—		—		18,838,809		18,838,809
Foreign Government Obligations (0.1%)
United Mexican States (Mexico)	8.375	01/14/11	$60	$68,250	$160	$182,000	—	—	220	250,250
United Mexican States (Mexico) (Series MTN)	8.30	08/15/31	20	25,250	—	—	—	—	20	25,250
Total Foreign Government Obligations (Cost $91,824, $182,604, $0 and $274,428, respectively)				93,500		182,000		—		275,500
U.S Government Obligations (13.0%)
U.S. Treasury Bonds
	6.375	08/15/27	225	274,298	0	0	—	—	225	274,298
	7.625	02/15/25	4,200	5,704,125	5,000	6,790,625	—	—	9,200	12,494,750
	8.125	08/15/19 – 08/15/21	3,705	5,044,554			—	—	3,705	5,044,554
U.S. Treasury Notes					7,100	9,714,038			7,100	9,714,038
	1.625	02/28/06	280	279,530			—	—	280	279,530
	3.875	02/15/13	2,400	2,306,158			—	—	2,400	2,306,158
	4.25	08/15/13 – 11/15/13	9,855	9,674,668	19,565	19,207,050	—	—	29,420	28,881,718

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
	4.625%	05/15/06	$120	$120,066			—	—	$120	$120,066
U.S. Treasury Strips	0.00	02/15/25 – 02/15/27	4,250	1,858,913	$13,695	$5,900,547	—	—	17,945	7,759,460
Total U.S. Government Obligations
(Cost $24,844,295, $40,422,790, $0 and $65,267,085, respectively)				25,262,312		41,612,260		—		66,874,572
Mortgage-Backed Securities (4.0%)
Federal Home Loan Mortgage Corp. Gold
	6.50	01/01/31	—	—	155	159,592	—	—	155	159,592
	7.50	06/11/11 – 06/01/32	76	79,379	411	431,701	—	—	487	511,080
Federal National Mortgage Assoc.
.	6.50	07/01/32 – 06/01/33	235	241,666	761	781,885	—	—	996	1,023,551
.	7.00	07/01/11 – 11/01/35	2,821	2,935,441	5,356	5,568,272	—	—	8,177	8,503,713
.	7.50	08/01/23 – 07/01/32	632	662,842	493	517,223	—	—	1,125	1,180,065
.	8.00	05/01/24 – 02/01/32	359	384,125	536	572,637	—	—	895	956,762
.	9.50	12/01/20	16	17,445	—	—	—	—	16	17,445
Federal National Mortgage Assoc. (ARM)
.	4.84	01/01/36	1,148	1,179,725	2,146	2,205,574	—	—	3,294	3,385,299
.	4.603	07/01/33	291	291,073	571	570,951	—	—	862	862,024
.	5.002	01/01/36	1,173	1,205,786	2,121	2,180,677	—	—	3,294	3,386,463
Government National Mortgage Assoc.
.	7.50	09/15/25 – 06/15/27	93	98,492	101	106,305	—	—	194	204,797
.	8.00	04/15/26 – 08/15/26	112	120,635	64	68,877	—	—	176	189,512
Total Mortgage-Backed Securities
(Cost $7,200,826, $13,195,899, $0 and $20,396,725, respectively)				7,216,609		13,163,694		—		20,380,303
Asset-Backed Securities (5.9%)
Finance/Rental/Leasing
American Express Credit Account Master Trust 2002-3 A	4.58†	12/15/09	300	300,591	700	701,379	—	—	1,000	1,001,970
American Express Credit Account Master Trust 2003-3 A	4.58†	11/15/10	600	601,700	1,275	1,278,612	—	—	1,875	1,880,312
Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	350	345,624	725	715,935	—	—	1,075	1,061,559
Capital Auto Receivables Asset Trust 2004-2 A	3.35	02/15/08	175	172,906	425	419,915	—	—	600	592,821
Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	350	346,062	725	716,843	—	—	1,075	1,062,905
Caterpillar Financial Asset Trust 2005-A A3	3.90	02/25/09	300	296,343	650	642,077	—	—	950	938,420

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Chase Credit Card Master Trust 2001-4 A	5.50%	11/17/08	$335	$336,123	$315	$316,056	—	—	$650	$652,179
CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	141	138,722	282	277,444	—	—	422	416,166
CNH Equipment Trust 2005-A A3	4.02	04/15/09	225	222,479	475	469,678	—	—	700	692,157
CNH Equipment Trust 2005-B A3	4.27	01/15/10	450	444,968	900	889,936	—	—	1,350	1,334,904
Daimler Chrysler Auto Trust 2005-B A3	4.04	09/08/09	275	271,910	575	568,539	—	—	850	840,449
Ford Credit Auto Owner Trust 2005B A3	4.17	01/15/09	225	223,216	475	471,234	—	—	700	694,450
GE Dealer Floorplan Master Note Trust 2004-1 A	4.54†	07/20/08	250	250,165	550	550,362	—	—	800	800,527
GE Equipment Small Ticket LLC -2005-2A	4.88	10/22/09	375	374,658	700	699,362	—	—	1,075	1,074,020
Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	400	391,974	900	881,942	—	—	1,300	1,273,916
Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	250	246,000	525	516,600	—	—	775	762,600
Harley Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	150	148,540	—	—	—	—	150	148,540
Hertz Vehicle Financing LLC 2005-2A	4.93	02/25/10	225	224,578	425	424,203	—	—	650	648,781
Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	200	197,672	400	395,344	—	—	600	593,016
Honda Auto Receivables Owner Trust 2005-3 A3	3.87	04/20/09	325	320,272	650	640,543	—	—	975	960,815
Honda Auto Receivables Owner Trust 2005-6 A3	4.85	10/19/09	300	299,923	575	574,853	—	—	875	874,776
Hyundai Auto Receivables Trust 2005-A A3	3.98	11/16/09	225	221,760	450	443,520	—	—	675	665,280
MBNA Master Credit Card Trust 1999-B A	5.90	08/15/11	150	154,516	140	144,215	—	—	290	298,731
Merrill Auto Trust Securitization 2005-1 A3	4.10	08/25/09	400	395,229	800	790,458	—	—	1,200	1,185,687
National City Auto Receivables Trust 2004-A A4	2.88	05/15/11	275	265,041	575	554,178	—	—	850	819,219
Nissan Auto Receivables Owner Trust 2005-B A3	3.99	07/15/09	400	395,270	825	815,245	—	—	1,225	1,210,515
TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	75	74,045	175	172,771	—	—	250	246,816
USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	450	441,023	950	931,048	—	—	1,400	1,372,071
USAA Auto Owner Trust 2004-3 A3	3.16	02/17/09	400	394,720	900	888,120	—	—	1,300	1,282,840
USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	275	271,865	575	568,445	—	—	850	840,310
Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	250	247,595	500	495,191	—	—	750	742,786
Volkswagen Auto Loan Enhanced Trust	4.80	07/20/09	375	374,451	750	748,901	—	—	1,125	1,123,352
Wachovia Auto Owner Trust 2004-B A3	2.91	04/20/09	150	147,941	325	320,538	—	—	475	468,479

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

			Morgan Stanley Balanced Growth Fund		Morgan Stanley Balanced Income Fund		Morgan Stanley Income Builder Fund		Combined
	Coupon Rate	Maturity Date	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value	Principal Amount in Thousands	Value
Wachovia Auto Owner Trust 2005-A A3	4.06%	09/21/09	$200	$197,758	$400	$395,516	—	—	$600	$593,274
Wachovia Auto Owner Trust 2005-B A3	4.79	04/20/10	300	299,548	575	574,133	—	—	875	873,681
World Omni Auto Receivables Trust 2004-A A3	3.29	11/12/08	150	148,490	300	296,979	—	—	450	445,469
Total Asset-Backed Securities
(Cost $10,262,772, $20,462,316, $0 and $30,725,088, respectively)				10,183,678		20,290,115		—		30,473,793
Collateralized Mortgage Obligations (0.4%)
Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	4.68†	09/25/45	412	412,784	800	801,286	—	—	1,212	1,214,070
Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00	08/25/35	759	233,042	1,518	466,084	—	—	2,277	699,126
Total Collateralized Mortgage Obligations
(Cost $545,712, $1,067,183, $0 and $1,612,895, respectively)				645,826		1,267,370		—		1,913,196
Short-Term Investments (2.8%)
U.S. Government Obligation (b) (0.1%)
U.S. Treasury Bill***
(Cost $245,207, $392,332, $0 and $637,539, respectively)	4.26	07/13/06	250	245,208	400	392,332	—	—	650	637,540
Repurchase Agreement (2.7%)
Joint repurchase agreement account (dated 01/31/06; proceeds $6,192,765, $3,265,403, $4,573,565 and $14,031,733, respectively) (c)(Cost $6,192,000, $3,265,000, $4,573,000 and $14,030,000, respectively)	4.445	02/01/06	6,192	6,192,000	3,265	3,265,000	$4,573	$4,573,000	14,030	14,030,000
Total Short-Term Investments
(Cost $6,437,207,$3,657,332, $4,573,000 and $14,667,539, respectively)				6,437,208		3,657,332		4,573,000		14,667,540
Total Investments
(Cost$172,774,267, $154,415,693, $129,381,869and $456,571,829, respectively)(d)(e)				199,667,863		167,196,096		145,337,214	99.6%	512,201,173
Other Assets in Excess of Liabilities				268,593		1,301,779		404,904	0.4	1,975,276
Net Assets				$199,936,456		$168,497,875		$145,742,118	100.0%	$514,176,449

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

ADR	American Depositary Receipt.

ARM	Adjustable Rate Mortgage.

ARS	Adjustable Registered Shares.

IO	Interest-Only Security.

*	Non-income producing security.

**	Resale is restricted to qualified institutional investors.

***	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $38,850.

†	Resale is restricted; acquired 12/13/95 at a cost basis of $21, 129.

††	Floating rate security; rate shown is the rate in effect January 31, 2006.

(a)	Securities with total market value equal to $7,900 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)	Collateralized by federal agency and U.S. Treasury obligations.

(d)	Securities have been designated as collateral in an amount equal to $11,583,999 in connection with open futures contracts and securities purchased on a forward commitment basis.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Morgan Stanley Balanced Growth Fund	$31,119,837	$4,226,241	$26,893,596
Morgan Stanley Balanced Income Fund	15,496,824	2,716,421	12,780,403
Morgan Stanley Income Builder Fund	21,822,910	5,867,565	15,955,345
Combined	$68,439,571	$12,810,227	$55,629,344

Morgan Stanley Balanced Growth
Pro Forma Portfolio of Investments as of January 31, 2006
(unaudited)

Futures Contracts Open at January 31, 2006 (For Balanced Growth, Balanced Income and Combined Fund):

Number of Contracts	Long/Short	Description, Delivery Month and Year	Underlying Face Amount At Value	Unrealized Appreciation/ (Depreciation)
Balanced Growth Fund
18	Short	U.S. Treasury Bonds 20 Year, March 2006	$(2,031,188)	$(14,426)
38	Short	U.S. Treasury Notes, 2 Year, March 2006	(7,784,063)	16,050
12	Short	U.S. Treasury Notes, 5 Year, March 2006	(1,268,813)	108
2	Short	U.S. Treasury Notes, 5 Year, June 2006	(211,375)	174
3	Short	U.S. Treasury Notes, 10 Year, March 2006	(325,313)	(8)
		Net Unrealized Appreciation		$1,898
Balanced Income Fund
31	Short	U.S. Treasury Bonds 20 Year, March 2006	$(3,498,156)	$(27,930)
71	Short	U.S. Treasury Notes, 2 Year, March 2006	(14,543,907)	27,440
4	Long	U.S. Treasury Notes, 5 Year, March 2006	422,938	(12)
3	Short	U.S. Treasury Notes, 10 Year, March 2006	(325,313)	(8)
		Net Unrealized Depreciation		$(510)
Combined Fund
49	Short	U.S. Treasury Bonds 20 Year, March 2006	$(5,529,344)	$(42,356)
109	Short	U.S. Treasury Notes, 2 Year, March 2006	(22,327,970)	43,490
4	Long	U.S. Treasury Notes, 5 Year, March 2006	422,938	(12)
12	Short	U.S. Treasury Notes, 5 Year, March 2006	(1,268,813)	108
2	Short	U.S. Treasury Notes, 5 Year, June 2006	(211,375)	174
6	Short	U.S. Treasury Notes, 10 Year, March 2006	(650,626)	(16)
		Net Unrealized Appreciation		$1,388

Morgan Stanley Balanced Growth Fund

Pro-forma Financial Statements
Statement of Assets and Liabilities
January 31, 2006 (unaudited)

	Morgan Stanley Balanced Growth Fund	Morgan Stanley Balanced Income Fund	Pro-Forma Adjustments		Combined
ASSETS:
Investments in securities, at value (cost $172,774,267 $154,415,693 and $327,189,960, respectively)	$199,667,863	$167,196,096	—		$366,863,959
RECEIVABLE FOR:
Interest	780,503	1,299,163	—		2,079,666
Investments sold	638,641	1,654,647	—		2,293,288
Shares of beneficial interest sold	216,902	145,129	—		362,031
Dividends	119,879	51,960	—		171,839
Prepaid expenses and other assets	38,935	74,585	—		113,520
TOTAL ASSETS	201,462,723	170,421,580	—		371,884,303
LIABILITIES:
PAYABLE FOR:
Investments purchased	1,013,958	1,346,663	—		2,360,621
Shares of beneficial interest redeemed	180,599	277,842	—		458,441
Investment advisory fee	91,642	77,888	—		169,530
Administration fee	14,099	11,983	—		26,082
Distribution fee	154,034	133,581	—		287,615
Variation Margin	802	2,756	—		3,558
Transfer agent fee	5,411	2,245	—		7,656
Accrued expenses and other payables	65,722	70,747	293,008	(1)	429,477
TOTAL LIABILITIES	1,526,267	1,923,705	293,008		3,742,980
NET ASSETS	$199,936,456	$168,497,875	$(293,008)		$368,141,323
COMPOSITION OF NET ASSETS:
Paid-in-capital	$168,794,538	$155,047,042	—		$323,841,580
Net unrealized appreciation	26,895,494	12,779,893	—		39,675,387
Dividends in excess of net investment income	(196,860)	(757,195)	(293,008	)(1)	(1,247,063)
Accumulated undistributed net realized gain	4,443,284	1,428,135	—		5,871,419
NET ASSETS	$199,936,456	$168,497,875	$(293,008)		$368,141,323
CLASS A SHARES:
Net Assets	$33,200,537	$22,912,735	$(44,626	)(1)	$56,068,646
Shares Outstanding (unlimited authorized, $.01 par value)	2,279,990	1,807,197	(233,520	)(2)	3,853,667
NET ASSET VALUE PER SHARE	$14.56	$12.68			$14.55
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.37	$13.38			$15.36
CLASS B SHARES:
Net Assets	$84,526,910	$103,912,208	$(149,861)(1)		$188,289,257
Shares Outstanding (unlimited authorized, $.01 par value)	5,806,573	8,231,498	(1,094,671)(2)		12,943,400
NET ASSET VALUE PER SHARE	$14.56	$12.62			$14.55
CLASS C SHARES:
Net Assets	$81,300,342	$40,390,570	$(96,778)(1)		$121,594,134
Shares Outstanding (unlimited authorized, $.01 par value)	5,582,638	3,194,749	(420,671)(2)		8,356,716
NET ASSET VALUE PER SHARE	$14.56	$12.64			$14.55
CLASS D SHARES:
Net Assets	$908,667	$1,282,362	$(1,743)(1)		$2,189,286
Shares Outstanding (unlimited authorized, $.01 par value)	62,423	101,432	(13,358)(2)		150,497
NET ASSET VALUE PER SHARE	$14.56	$12.64			$14.55

(1)	Represents a non-recurring cost in connection with the reorganization which will be borne by Balanced Growth and Balanced Income Fund.

(2)	Represents the difference between total additional shares to be issued (see Note 2) and current Balanced Income Fund shares outstanding.

See Notes to Pro-Forma Financial Statements

Morgan Stanley Balanced Growth Funds

Pro-forma Financial Statements
Statement of Operations
For the Twelve Months Ended January 31, 2006 (unaudited)

	Morgan Stanley Balanced Growth Fund	Morgan Stanley Balanced Income Fund	Pro-Forma Adjustments		Combined
NET INVESTMENT INCOME:
INCOME
Dividends (net of $75,701, $35,470, and $111,171, foreign withholding tax, respectively)	$2,698,965	$1,250,069	—		$3,949,034
Interest	2,967,093	5,433,194	—		8,400,287
TOTAL INCOME	5,666,058	6,683,263	—		12,349,321
EXPENSES
Investment advisory fee	1,042,870	952,607	—		1,995,477
Distribution fee (Class A shares)	57,722	44,258	—		101,980
Distribution fee (Class B shares)	941,337	1,208,984	—		2,150,321
Distribution fee (Class C shares)	810,976	415,453	—		1,226,429
Transfer agent fees and expenses	281,186	245,099	—		526,285
Administration fee	160,442	146,555	—		306,997
Shareholder reports and notices	75,481	84,386	(33,754	)(1)	126,113
Registration fees	53,381	56,439	(22,576	)(1)	87,244
Professional fees	78,471	107,291	(107,291	)(1)	78,471
Custodian fees	53,251	50,745	—		103,996
Trustees' fees and expenses	2,410	2,215	—		4,625
Other	30,022	30,014	(610	)(1)	59,426
TOTAL EXPENSES	3,587,549	3,344,046	(164,231)		6,767,364
NET INVESTMENT INCOME	2,078,509	3,339,217	164,231		5,581,957
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments	19,244,255	12,660,186	—		31,904,441
Futures contracts	(486,067)	(934,714)	—		(1,420,781)
NET REALIZED GAIN	18,758,188	11,725,472	—		30,483,660
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,267,360)	(6,206,538)	—		(8,473,898)
Futures contracts	339,805	657,805	—		997,610
NET DEPRECIATION	(1,927,555)	(5,548,733)	—		(7,476,288)
NET GAIN	16,830,633	6,176,739	—		23,007,372
NET INCREASE	$18,909,142	$9,515,956	$164,231		$28,589,329

(1)	Reflects elimination of duplicate services or fees.

See Notes to Pro-Forma Financial Statements

Morgan Stanley Balanced Growth Fund

Pro-forma Financial Statements
Statement of Assets and Liabilities
January 31, 2006 (unaudited)

	Morgan Stanley Balanced Growth Fund	Morgan Stanley Income Builder Fund	Pro-Forma Adjustments		Combined
ASSETS:
Investments in securities, at value (cost $172,774,267, $129,381,869 and $302,156,136, respectively)	$199,667,863	$145,337,214	—		$345,005,077
Cash	—	200	—		200
RECEIVABLE FOR:
Interest	780,503	652,809	—		1,433,312
Investments sold	638,641	327,023	—		965,664
Shares of beneficial interest sold	216,902	150,183	—		367,085
Dividends	119,879	106,654	—		226,533
Prepaid expenses and other assets	38,935	21,281	—		60,216
TOTAL ASSETS	201,462,723	146,595,364	—		348,058,087
LIABILITIES:
PAYABLE FOR:
Investments purchased	1,013,958	269,821	—		1,283,779
Shares of beneficial interest redeemed	180,599	332,459	—		513,058
Distribution fee	154,034	89,636	—		243,670
Investment advisory fee	91,642	86,699	—		178,341
Administration fee	14,099	10,352	—		24,451
Transfer agent fee	5,411	—	—		5,411
Variation margin	802	—	—		802
Accrued expenses and other payables	65,722	64,279	293,008		423,009
TOTAL LIABILITIES	1,526,267	853,246	293,008		2,672,521
NET ASSETS	$199,936,456	$145,742,118	(293,008)		$345,385,566
COMPOSITION OF NET ASSETS:
Paid-in-capital	$168,794,538	$154,058,546	—		322,853,084
Net unrealized apreciation	26,895,494	15,955,345	—		42,850,839
Accumulated undistributed (Distributions in excess of) net investment income	(196,860)	829,833	(293,008	)(1)	339,965
Accumulated net realized gain (loss)	4,443,284	(25,101,606)	—		(20,658,322)
NET ASSETS	$199,936,456	$145,742,118	(293,008)		$345,385,566
CLASS A SHARES:
Net Assets	$33,200,537	$59,377,176	$(78,482	)(1)	$92,499,231
Shares Outstanding (unlimited authorized, $.01 par value)	2,279,990	4,977,973	(899,870	)(2)	6,358,093
NET ASSET VALUE PER SHARE	$14.56	$11.93			$14.55
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.37	$12.59			$15.35
CLASS B SHARES:
Net Assets	$84,526,910	$64,853,826	$(126,621)(1)		$149,254,115
Shares Outstanding (unlimited authorized, $.01 par value)	5,806,573	5,430,961	(976,715)(2)		10,260,819
NET ASSET VALUE PER SHARE	$14.56	$11.94			$14.55
CLASS C SHARES:
Net Assets	$81,300,342	$20,627,349	$(86,386)(1)		$101,841,305
Shares Outstanding (unlimited authorized, $.01 par value)	5,582,638	1,733,379	(316,665)(2)		6,999,352
NET ASSET VALUE PER SHARE	$14.56	$11.90			$14.55
CLASS D SHARES:
Net Assets	$908,667	$883,767	$(1,519)(1)		$1,790,915
Shares Outstanding (unlimited authorized, $.01 par value)	62,423	74,089	(13,391)(2)		123,121
NET ASSET VALUE PER SHARE	$14.56	$11.93			$14.55

(1)	Represents a non-recurring cost in connection with the reorganization which will be borne by Balanced Growth and Income Builder Fund.

(2)	Represents the difference between total additional shares to be issued (see Note 2) and current Income Builder Fund shares outstanding.

See Notes to Pro-Forma Financial Statements

Morgan Stanley Balanced Growth Fund

Pro-forma Financial Statements
Statement of Operations
For the Twelve Months Ended January 31, 2006 (unaudited)

	Morgan Stanley Balanced Growth Fund	Morgan Stanley Income Builder Fund	Pro-Forma Adjustments		Combined
NET INVESTMENT INCOME:
INCOME
Dividends (net of $75,701, $48,901 and $124,602, foreign withholding tax, respectively)	$2,698,965	$2,441,205	—		$5,140,170
Interest	2,967,093	2,298,358	—		5,265,451
TOTAL INCOME	5,666,058	4,739,563	—		10,405,621
EXPENSES
Investment advisory fee	1,042,870	1,024,396	$(229,343	)(1)	1,837,923
Distribution fee (Class A shares)	57,722	105,045	—		162,767
Distribution fee (Class B shares)	941,337	878,739	—		1,820,076
Distribution fee (Class C shares)	810,976	203,558	—		1,014,534
Transfer agent fees and expenses	281,186	164,592	—		445,778
Administration fee	160,442	122,316	—		282,758
Professional fees	78,471	118,993	(118,993	)(2)	78,471
Shareholder reports and notices	75,481	65,395	(26,158	)(2)	114,718
Registration fees	53,381	50,480	(20,192	)(2)	83,669
Custodian fees	53,251	25,558	—		78,809
Trustees' fees and expenses	2,410	1,718	—		4,128
Other	30,022	17,044	(610	)(2)	46,456
TOTAL EXPENSES	3,587,549	2,777,834	(395,296)		5,970,087
NET INVESTMENT INCOME	2,078,509	1,961,729	395,296		4,435,534
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments	19,244,255	11,796,877	—		31,041,132
Futures contracts	(486,067)	—	—		(486,067)
NET REALIZED GAIN	18,758,188	11,796,877	—		30,555,065
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,267,360)	424,724	—		(1,842,636)
Futures contracts	339,805	—	—		339,805
NET APPRECIATION/DEPRECIATION	(1,927,555)	424,724	—		(1,502,831)
NET GAIN	16,830,633	12,221,601	—		29,052,234
NET INCREASE	$18,909,142	$14,183,330	$395,296		$33,487,768

(1)	Reflects adjustment to investment advisory fees based on Balanced Growth Fund's fee schedule.

(2)	Reflects elimination of duplicate services or fees.

See Notes to Pro-Forma Financial Statements

Morgan Stanley Balanced Growth Fund

Pro-forma Financial Statements
Statement of Assets and Liabilities
January 31, 2006 (unaudited)

	Morgan Stanley Balanced Growth Fund	Morgan Stanley Balanced Income Fund	Morgan Stanley Income Builder Fund	Pro-Forma Adjustments		Combined
ASSETS:
Investments in securities, at value (cost $172,774,267, $154,415,693, $129,381,869 and $456,571,829, respectively)	$199,667,863	$167,196,096	$145,337,214	—		$512,201,173
Cash	—	—	200	—		200
RECEIVABLE FOR:
Interest	780,503	1,299,163	652,809	—		2,732,475
Investments sold	638,641	1,654,647	327,023	—		2,620,311
Shares of beneficial interest sold	216,902	145,129	150,183	—		512,214
Dividends	119,879	51,960	106,654	—		278,493
Prepaid expenses and other assets	38,935	74,585	21,281	—		134,801
TOTAL ASSETS	201,462,723	170,421,580	146,595,364	—		$518,479,667
LIABILITIES:
PAYABLE FOR:
Investments purchased	1,013,958	1,346,663	269,821	—		2,630,442
Shares of beneficial interest redeemed	180,599	277,842	332,459	—		790,900
Investment advisory fee	91,642	77,888	86,699	—		256,229
Administration fee	14,099	11,983	10,352	—		36,434
Distribution fee	154,034	133,581	89,636	—		377,251
Variation Margin	802	2,756	—	—		3,558
Transfer agent fee	5,411	2,245	—	—		7,656
Accrued expenses and other payables	65,722	70,747	64,279	293,008	(1)	493,756
TOTAL LIABILITIES	1,526,267	1,923,705	853,246	293,008		4,596,226
NET ASSETS	$199,936,456	$168,497,875	$145,742,118	$(293,008)		$513,883,441
COMPOSITION OF NET ASSETS:
Paid-in-capital	$168,794,538	$155,047,042	$154,058,546	—		477,900,126
Net unrealized appreciation	26,895,494	12,779,893	15,955,345	—		55,630,732
Accumulated undistributed (Dividends in excess of) net investment income	(196,860)	(757,195)	829,833	(293,008	)(1)	(417,230)
Accumulated undistributed net realized gain (loss)	4,443,284	1,428,135	(25,101,606)	—		(19,230,187)
NET ASSETS	$199,936,456	$168,497,875	$145,742,118	$(293,008)		$513,883,441
CLASS A SHARES:
Net Assets	$33,200,537	$22,912,735	$59,377,176	$(65,822	)(1)	$115,424,626
Shares Outstanding (unlimited authorized, $.01 par value)	2,279,990	1,807,197	4,977,973	(1,133,390	)(2)	7,931,770
NET ASSET VALUE PER SHARE	$14.56	$12.68	$11.93			$14.55
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.37	$13.38	$12.59			$15.36
CLASS B SHARES:
Net Assets	$84,526,910	$103,912,208	$64,853,826	$(144,338)(1)		$253,148,606
Shares Outstanding (unlimited authorized, $.01 par value)	5,806,573	8,231,498	5,430,961	(2,071,385)(2)		17,397,647
NET ASSET VALUE PER SHARE	$14.56	$12.62	$11.94			$14.55
CLASS C SHARES:
Net Assets	$81,300,342	$40,390,570	$20,627,349	$(81,095)(1)		$142,237,166
Shares Outstanding (unlimited authorized, $.01 par value)	5,582,638	3,194,749	1,733,379	(737,337)(2)		9,773,429
NET ASSET VALUE PER SHARE	$14.56	$12.64	$11.90			$14.55
CLASS D SHARES:
Net Assets	$908,667	$1,282,362	$883,767	$(1,753)(1)		$3,073,043
Shares Outstanding (unlimited authorized, $.01 par value)	62,423	101,432	74,089	(26,748)(2)		211,196
NET ASSET VALUE PER SHARE	$14.56	$12.64	$11.93			$14.55

(1)	Represents a non-recurring cost in connection with the reorganization which will be borne by Balanced Growth Fund, Balanced Income Fund and Income Builder Fund.

(2)	Represents the difference between total additional shares to be issued (see Note 2) and current Balanced Income Fund and Income Builder Fund shares outstanding.

See Notes to Pro-Forma Financial Statements

Morgan Stanley Balanced Growth Fund

Pro-forma Financial Statements
Statement of Operations
For the Twelve Months Ended January 31, 2006 (unaudited)

	Morgan Stanley Balanced Growth Fund	Morgan Stanley Balanced Income Fund	Morgan Stanley Income Builder Fund	Pro-Forma Adjustments		Combined
NET INVESTMENT INCOME:
INCOME
Dividends (net of $75,701, $35,470, $48,901, and $160,072, foreign withholding tax, respectively)	$2,698,965	$1,250,069	$2,441,205	—		$6,390,239
Interest	2,967,093	5,433,194	2,298,358	—		10,698,645
TOTAL INCOME	5,666,058	6,683,263	4,739,563	—		17,088,884
EXPENSES
Investment advisory fee	1,042,870	952,607	1,024,396	(238,503	)(1)	2,781,370
Distribution fee (Class A shares)	57,722	44,258	105,045	—		207,025
Distribution fee (Class B shares)	941,337	1,208,984	878,739	—		3,029,060
Distribution fee (Class C shares)	810,976	415,453	203,558	—		1,429,987
Transfer agent fees and expenses	281,186	245,099	164,592	—		690,877
Administration fee	160,442	146,555	122,316	—		429,313
Shareholder reports and notices	75,481	84,386	65,395	(59,912	)(2)	165,350
Registration fees	53,381	56,439	50,480	(42,768	)(2)	117,532
Professional fees	78,471	107,291	118,993	(226,284	)(2)	78,471
Custodian fees	53,251	50,745	25,558	—		129,554
Trustees' fees and expenses	2,410	2,215	1,718	—		6,343
Other	30,022	30,014	17,044	(1,220	)(2)	75,860
TOTAL EXPENSES	3,587,549	3,344,046	2,777,834	(568,687)		9,140,742
NET INVESTMENT INCOME	2,078,509	3,339,217	1,961,729	568,687		7,948,142
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments	19,244,255	12,660,186	11,796,877	—		43,701,318
Futures contracts	(486,067)	(934,714)	—	—		(1,420,781)
NET REALIZED GAIN	18,758,188	11,725,472	11,796,877	—		42,280,537
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,267,360)	(6,206,538)	424,724	—		(8,049,174)
Futures contracts	339,805	657,805	—	—		997,610
NET APPRECIATION/DEPRECIATION	(1,927,555)	(5,548,733)	424,724	—		(7,051,564)
NET GAIN	16,830,633	6,176,739	12,221,601	—		35,228,973
NET INCREASE	$18,909,142	$9,515,956	$14,183,330	$568,687		$43,177,115

(1)	Reflects adjustment to investment management fees based on Balanced Growth Fund's fee schedule.

(2)	Reflects elimination of duplicate services or fees.

See Notes to Pro-Forma Financial Statements

Morgan Stanley Balanced Growth Fund

Notes to Pro-Forma Financial Statements
(unaudited)

1. Basis of Combination—The Pro-Forma Statement of Assets and Liabilities, including the Portfolio of Investments, at January 31, 2006 and the related Statement of Operations (‘‘Pro-Forma Statements’’) for the twelve months ended January 31, 2006, reflect the accounts of Morgan Stanley Balanced Growth Fund (‘‘Balanced Growth’’) and Morgan Stanley Balanced Income Fund (‘‘Balanced Income’’).

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of Balanced Income in exchange for shares in Balanced Growth. The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in its Statement of Additional Information.

2. Shares of Beneficial Interest—The pro-forma net asset value per share assumes the issuance of additional shares of Balanced Growth which would have been issued on January 31, 2006 in connection with the proposed reorganization. Shareholders of Balanced Income would become shareholders of Balanced Growth receiving shares of the corresponding class of Balanced Growth equal to the value of their holdings in Balanced Income. The amount of additional shares assumed to be issued was calculated based on the January 31, 2006 net assets of Balanced Income and the net asset value per share of Balanced Growth as follows:

	Class A	Class B	Class C	Class D
Balanced Income pre-merger shares	1,807,197	8,231,498	3,194,749	101,432
Balanced Income net assets	$22,912,735	$103,912,208	$40,390,570	$1,282,362
Net Asset Value Per Share — Balanced Growth	$14.56	$14.56	$14.56	$14.56
Balanced Growth merger shares issued	1,573,677	7,136,827	2,774,078	88,074
Difference between total additional shares to be issued and pre-merger Balanced Income shares outstanding	(233,520)	(1,094,671)	(420,671)	(13,358)

3. Pro-Forma Operations—The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Balanced Growth at the combined level of average net assets for the twelve months ended January 31, 2006. The Pro-Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

Morgan Stanley Balanced Growth Fund

Notes to Pro-Forma Financial Statements
(unaudited)

1. Basis of Combination—The Pro-Forma Statement of Assets and Liabilities, including the Portfolio of Investments, at January 31, 2006 and the related Statement of Operations (‘‘Pro-Forma Statements’’) for the twelve months ended January 31, 2006, reflect the accounts of Morgan Stanley Balanced Growth Fund (‘‘Balanced Growth’’) and Morgan Stanley Income Builder Fund (‘‘Income Builder’’).

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of Income Builder in exchange for shares in Balanced Growth. The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in its Statement of Additional Information.

2. Shares of Beneficial Interest—The pro-forma net asset value per share assumes the issuance of additional shares of Balanced Growth which would have been issued on January 31, 2006 in connection with the proposed reorganization. Shareholders of Income Builder would become shareholders of Balanced Growth receiving shares of the corresponding class of Balanced Growth equal to the value of their holdings in Income Builder. The amount of additional shares assumed to be issued was calculated based on the January 31, 2006 net assets of Income Builder and the net asset value per share of Balanced Growth as follows:

	Class A	Class B	Class C	Class D
Income Builder pre-merger shares	4,977,973	5,430,961	1,733,379	74,089
Income Builder net assets	$59,377,176	$64,853,826	$20,627,349	$883,767
Net Asset Value Per Share — Balanced Growth	$14.56	$14.56	$14.56	$14.56
Balanced Growth merger shares issued	4,078,103	4,454,246	1,416,714	60,698
Difference between total additional shares to be issued and pre-merger Income Builder shares outstanding	(899,870)	(976,715)	(316,665)	(13,391)

3. Pro-Forma Operations—The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Balanced Growth at the combined level of average net assets for the twelve months ended January 31, 2006. The Pro-Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

Morgan Stanley Balanced Growth Fund

Notes to Pro-Forma Financial Statements
(unaudited)

1.    Basis of Combination—The Pro Forma Statement of Assets and Liabilities, including the Portfolio of Investments, at January 31, 2006 and the related Statement of Operations ("Pro Forma Statements") for the twelve months ended January 31, 2006, reflect the accounts of Morgan Stanley Balanced Growth Fund ("Balanced Growth"), Morgan Stanley Balanced Income Fund ("Balanced Income") and Morgan Stanley Income Builder Fund ("Income Builder").

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Balanced Income and Income Builder in exchange for shares in Balanced Growth. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in its Statement of Additional Information.

2.    Shares of Beneficial Interest—The pro forma net asset value per share assumes the issuance of additional shares of Balanced Growth which would have been issued on January 31, 2006 in connection with the proposed reorganization. Shareholders of Balanced Income and Income Builder would become shareholders of Balanced Growth receiving shares of the corresponding class of Balanced Growth equal to the value of their holdings in Balanced Income and Income Builder. The amount of additional shares assumed to be issued was calculated based on the January 31, 2006 net assets of Balanced Income and Income Builder and the net asset value per share of Balanced Growth as follows:

	Class A	Class B	Class C	Class D
Target fund pre-merger shares:
Balanced Income	1,807,197	8,231,498	3,194,749	101,432
Income Builder	4,977,973	5,430,961	1,733,379	74,089
Total	6,785,170	13,662,459	4,928,128	175,521
Target fund net assets:
Balanced Income	$22,912,735	$103,912,208	$40,390,570	$1,282,362
Income Builder	59,377,176	64,853,826	20,627,349	883,767
Net asset value per share — Balanced Growth	$14.56	$14.56	$14.56	$14.56
Balanced Growth merger shares issued:
Balanced Income	1,573,677	7,136,827	2,774,078	88,074
Income Builder	4,078,103	4,454,246	1,416,714	60,698
Total	5,651,780	11,591,074	4,190,791	148,773
Difference between total additional shares to be issued and pre-merger target fund shares outstanding	(1,133,390)	(2,071,385)	(737,337)	(26,748)

3.    Pro Forma Operations—The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Balanced Growth at the combined level of average net assets for the twelve months ended January 31, 2006. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

MORGAN STANLEY BALANCED GROWTH FUND

PART C
OTHER INFORMATION

Item 15.    Indemnification

The response to this Item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 25 of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, dated May 27, 2005, which was filed electronically pursuant to Regulation S-T on May 27, 2005 as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-7245 and 33-56853).

Item 16.     Exhibits

(1)	(a)	Declaration of Trust of the Registrant, dated November 22, 1994, is incorporated by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on December 14, 1994.

(b)	Instrument Establishing and Designating Additional Classes, dated July 28, 1997, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 16, 1997.

(c)	Amendment to the Declaration of Trust of the Registrant, dated June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on March 31, 1999.

(d)	Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on March 28, 2002.

(2)	Amended and Restated By-Laws of the Registrant, dated April 24, 2003, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on March 30, 2004.

(3)	Not Applicable.

(4)	(a)	Copy of Agreement and Plan of Reorganization between the Registrant and Morgan Stanley Balanced Income Fund (filed herewith as Exhibit A-1 to the Proxy Statement and Prospectus).

(b)	Copy of Agreement and Plan of Reorganization between the Registrant and Morgan Stanley Income Builder Fund (filed herewith as Exhibit A-2 to the Proxy Statement and Prospectus).

(5)	Not Applicable.

(6)	Amended and Restated Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Advisors Inc., dated November 1, 2004, is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 29, 2005.

(7)	(a)	Amended Distribution Agreement between the Registrant and Morgan Stanley Distributors Inc., dated June 22, 1998, is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on March 31, 1999.

(b)	Selected Dealers Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc., dated as of April 1, 2005, is incorporated by reference to Exhibit e(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Morgan Stanley Fundamental Value Fund, filed on January 25, 2006.

(8)	Not Applicable.

(9)	(a)	Custody Agreement between The Bank of New York and the Registrant, dated January 25, 1995, is incorporated by reference to Exhibit 8(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on February 23, 1995.

(b)	Amendment to the Custody Agreement, dated April 17, 1996, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on March 27, 1997.

(c)	Amendment to the Custody Agreement of the Registrant, dated June 15, 2001, is incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on March 28, 2002.

(d)	Foreign Custody Manager Agreement between The Bank of New York and the Registrant dated June 15, 2001, is incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on March 28, 2002.

(10)	(a)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Distributors Inc., dated May 1, 2004, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 29, 2005.

(b)	Amended and Restated Multi-Class Plan pursuant to Rule 18f-3, dated October 28, 2004, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 29, 2005.

(11)	(a)	Opinion and consent of Clifford Chance US LLP, to be filed by amendment.

(b)	Opinion and consent of Dechert LLP, to be filed by amendment.

(12)	Opinion and consent of Clifford Chance US LLP regarding tax matters, to be filed by amendment.

(13)	(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Trust, dated November 1, 2004, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 29, 2005.

(b)	Administration Agreement between Morgan Stanley Services Company Inc. and the Registrant, dated November 1, 2004, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 29, 2005.

(14)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(15)	Not Applicable.

(16)	Powers of Attorney of Trustees, dated February 6, 2006, is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Morgan Stanley European Equity Fund Inc., filed on February 28, 2006.

(17)	(a)	Form of Proxy for Morgan Stanley Balanced Income Fund, filed herein.

(b)	Form of Proxy for Morgan Stanley Income Builder Fund, filed herein.

Item 17.    Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on this 13th day of March, 2006.

MORGAN STANLEY BALANCED GROWTH FUND

By:	/s/ Ronald E. Robison Ronald E. Robison President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated

Signature	Title	Date
1. Principal Executive Officer
/s/ Ronald E. Robison Ronald E. Robison	President and Principal Executive Officer	March 13, 2006
2. Principal Financial Officer
/s/ Francis J. Smith Francis J. Smith	Chief Financial Officer	March 13, 2006
3. Majority of the Trustees
INDEPENDENT TRUSTEES
Michael Bozic Edwin J. Garn Wayne E. Hedien Manuel H. Johnson	Joseph J. Kearns Michael E. Nugent Fergus Reid
By: /s/ Carl Frischling Carl Frischling Attorney-in-Fact for the Independent Trustees		March 13, 2006
MANAGEMENT TRUSTEES
Charles A. Fiumefreddo (Chairman) James F. Higgins
By: /s/ Barry Fink Barry Fink Attorney-in-Fact for the Management Trustees		March 13, 2006

EXHIBIT INDEX

Exhibit (17)(a)	Form of Proxy for Morgan Stanley Balanced Income Fund.

Exhibit (17)(b)	Form of Proxy for Morgan Stanley Income Builder Fund.